UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

300 East Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.35%

AIRLINES—0.31%
Qantas Airways Ltd.	3,162,908	$7,527,436

		7,527,436
APPAREL—0.22%
Billabong International Ltd.	562,548	5,406,747

		5,406,747
BANKS—30.25%
Australia and New Zealand Banking Group Ltd.	7,129,234	144,545,237
Bendigo and Adelaide Bank Ltd.	989,898	8,046,196
Commonwealth Bank of Australia	4,329,962	209,269,142
National Australia Bank Ltd.	5,967,360	156,328,822
Suncorp-Metway Ltd.	3,586,632	28,824,947
Westpac Banking Corp.	8,383,312	185,242,264

		732,256,608
BEVERAGES—1.81%
Coca-Cola Amatil Ltd.	1,588,188	15,409,728
Foster’s Group Ltd.	5,500,124	28,294,106

		43,703,834
BIOTECHNOLOGY—0.56%
Sonic Healthcare Ltd.	1,047,396	13,585,260

		13,585,260
BUILDING MATERIALS—1.00%
Boral Ltd.	1,698,522	8,706,556
CSR Ltd.	4,089,963	6,439,246
James Hardie Industries NV(a)	1,234,912	9,133,444

		24,279,246
CHEMICALS—0.72%
Incitec Pivot Ltd.	4,604,502	12,011,983
Nufarm Ltd.	498,834	5,296,649

		17,308,632
COMMERCIAL SERVICES—2.00%
Brambles Ltd.	3,996,888	24,146,439
Macquarie Infrastructure Group	6,436,150	7,658,729
Transurban Group	3,306,394	16,524,732

		48,329,900
COMPUTERS—0.51%
Computershare Ltd.	1,265,474	12,382,779

		12,382,779

DIVERSIFIED FINANCIAL SERVICES—2.33%
ASX Ltd.	487,956	14,766,266
Macquarie Group Ltd.	948,458	41,672,210

		56,438,476
ELECTRIC—0.67%
AGL Energy Ltd.	1,276,352	16,169,395

		16,169,395
ELECTRIC – DISTRIBUTION—0.12%
SP AusNet	3,786,062	2,980,392

		2,980,392
ENGINEERING & CONSTRUCTION—1.04%
Leighton Holdings Ltd.	425,278	13,897,232
WorleyParsons Ltd.	466,718	11,329,618

		25,226,850
ENTERTAINMENT—0.95%
Aristocrat Leisure Ltd.	1,125,181	4,150,636
Tabcorp Holdings Ltd.	1,719,242	11,299,224
Tatts Group Ltd.	3,434,858	7,577,274

		23,027,134
FOOD—4.32%
Goodman Fielder Ltd.	3,665,886	5,134,020
Metcash Ltd.	2,180,780	9,342,108
Woolworths Ltd.	3,507,378	90,053,921

		104,530,049
HEALTH CARE – PRODUCTS—0.38%
Cochlear Ltd.	160,580	9,301,331

		9,301,331
INSURANCE—5.28%
AMP Ltd.	5,744,620	32,496,528
AXA Asia Pacific Holdings Ltd.	2,900,800	15,400,434
Insurance Australia Group Ltd.	5,905,200	21,188,873
QBE Insurance Group Ltd.	2,885,778	58,746,891

		127,832,726
IRON & STEEL—0.96%
BlueScope Steel Ltd.	5,197,612	12,893,188
OneSteel Ltd.	3,780,364	10,381,069

		23,274,257
LODGING—0.41%
Crown Ltd.	1,396,010	10,005,470

		10,005,470

MANUFACTURING—4.69%
Orica Ltd.	1,026,676	23,475,402
Wesfarmers Ltd.	2,865,576	78,113,089
Wesfarmers Ltd. Partially Protected	433,048	11,871,895

		113,460,386
MEDIA—0.37%
Fairfax Media Ltd.(b)	6,022,786	9,013,685

		9,013,685
METAL FABRICATE & HARDWARE—0.34%
Sims Metal Management Ltd.	418,026	8,111,970

		8,111,970
MINING—22.05%
Alumina Ltd.(a)	6,966,582	9,820,366
BHP Billiton Ltd.	9,569,014	361,746,575
Energy Resources of Australia Ltd.	189,070	4,150,104
Fortescue Metals Group Ltd.(a)	3,526,544	13,589,973
Newcrest Mining Ltd.	1,362,152	45,871,458
OZ Minerals Ltd.(a)	8,995,070	10,045,038
Paladin Energy Ltd.(a)	1,840,972	6,942,751
Rio Tinto Ltd.	1,242,164	81,478,482

		533,644,747
OIL & GAS—5.79%
Arrow Energy Ltd.(a)	1,666,924	5,950,694
Caltex Australia Ltd.(a)	386,946	3,442,737
Origin Energy Ltd.	2,495,724	35,660,436
Santos Ltd.	2,365,706	31,875,409
Woodside Petroleum Ltd.	1,416,212	63,196,071

		140,125,347
PACKAGING & CONTAINERS—0.77%
Amcor Ltd.	3,465,420	18,746,947

		18,746,947
PHARMACEUTICALS—2.03%
CSL Ltd.	1,700,076	49,081,430

		49,081,430
REAL ESTATE—5.97%
Dexus Property Group	13,404,286	9,938,387
Goodman Group	17,030,286	9,353,203
GPT Group	24,391,584	13,284,468
Lend Lease Corp. Ltd.	1,241,128	10,315,484
Mirvac Group	7,263,914	10,472,212
Stockland Corp. Ltd.	6,746,432	24,948,400
Westfield Group	5,917,114	66,132,172

		144,444,326

REAL ESTATE INVESTMENT TRUSTS—0.37%
CFS Retail Property Trust(b)	4,913,748	8,860,664

		8,860,664
RETAIL—0.25%
Harvey Norman Holdings Ltd.	1,513,596	5,957,521

		5,957,521
TELECOMMUNICATIONS—1.60%
Telstra Corp. Ltd.	12,411,280	38,739,868

		38,739,868
TRANSPORTATION—1.28%
Asciano Group(a)	7,813,512	11,836,722
MAp Group	2,145,038	5,222,805
Toll Holdings Ltd.	1,884,484	14,023,944

		31,083,471

TOTAL COMMON STOCKS
(Cost: $2,181,129,431)		2,404,836,884

Security	Shares	Value

INVESTMENT COMPANIES—0.00%

REAL ESTATE—0.00%
BGP Holdings PLC(c)	18,888,372	2,836

		2,836

TOTAL INVESTMENT COMPANIES
(Cost: $0)		2,836

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.42%

MONEY MARKET FUNDS—0.42%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	5,518,078	5,518,078
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	766,083	766,083

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	3,895,343	3,895,343

		10,179,504

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,179,504)		10,179,504

TOTAL INVESTMENTS IN SECURITIES—99.77%
(Cost: $2,191,308,935)		2,415,019,224
Other Assets, Less Liabilities—0.23%		5,539,203

NET ASSETS—100.00%		$2,420,558,427

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.33%

AUTO MANUFACTURERS—0.52%
Rosenbauer International AG	24,341	$1,104,736

		1,104,736
BANKS—17.67%
Erste Group Bank AG(a)	701,445	28,518,339
Raiffeisen International Bank Holding AG(a)	155,843	9,242,008

		37,760,347
BIOTECHNOLOGY—2.72%
Intercell AG(b)	164,226	5,818,833

		5,818,833
BUILDING MATERIALS—3.95%
Wienerberger AG(b)	492,702	8,440,184

		8,440,184
COMMERCIAL SERVICES—0.40%
Kapsch TrafficCom AG	21,311	850,114

		850,114
ELECTRIC—5.07%
EVN AG	46,823	891,375
Oesterreichische Elektrizitaetswirtschafts AG Class A	220,786	9,944,312

		10,835,687
ELECTRICAL COMPONENTS & EQUIPMENT—1.25%
Zumtobel AG(b)	140,693	2,676,277

		2,676,277
ENGINEERING & CONSTRUCTION—1.75%
AI Airports International Ltd.(a)(b)	349,913	1,061,191
Flughafen Wien AG	53,227	2,688,252

		3,749,443
ENTERTAINMENT—2.91%
bwin Interactive Entertainment AG(b)	111,908	6,216,484

		6,216,484
ENVIRONMENTAL CONTROL—0.83%
BWT AG	60,903	1,773,872

		1,773,872
FOOD—1.06%
Agrana Beteiligungs AG(a)	23,230	2,269,056

		2,269,056

FOREST PRODUCTS & PAPER—1.73%
Mayr-Melnhof Karton AG	37,067	3,689,631

		3,689,631
INSURANCE—4.23%
Vienna Insurance Group AG	171,498	9,045,220

		9,045,220
IRON & STEEL—7.50%
voestalpine AG	451,470	16,023,534

		16,023,534
MACHINERY—4.58%
Andritz AG	150,187	9,037,369
A-TEC Industries AG(a)(b)	51,712	757,745

		9,795,114
MACHINERY – CONSTRUCTION & MINING—0.72%
Palfinger AG(a)	64,741	1,546,434

		1,546,434
MANUFACTURING—2.13%
RHI AG(b)	107,363	2,643,507
Semperit AG Holding	48,177	1,900,847

		4,544,354
OIL & GAS—11.39%
OMV AG	575,195	24,335,375

		24,335,375
OIL & GAS SERVICES—1.15%
Schoeller-Bleckmann Oilfield Equipment AG	55,651	2,456,418

		2,456,418
REAL ESTATE—16.14%
Atrium European Real Estate Ltd.(b)	944,249	6,733,829
CA Immo International AG(b)	118,776	934,420
CA Immobilien Anlagen AG(a)(b)	371,377	4,493,989
conwert Immobilien Invest SE(b)	320,473	4,041,594
ECO Business-Immobilien AG(b)	178,972	1,201,087
IMMOEAST AG(a)(b)	1,464,096	9,605,787
IMMOFINANZ AG(a)(b)	1,329,059	5,287,764
Sparkassen Immobilien AG(b)	294,112	2,194,578

		34,493,048
TELECOMMUNICATIONS—9.74%
Telekom Austria AG	1,198,062	20,829,066

		20,829,066

TRANSPORTATION—1.89%
Oesterreichische Post AG	146,854	4,034,770

		4,034,770

TOTAL COMMON STOCKS
(Cost: $269,100,435)		212,287,997

Security	Shares	Value

SHORT-TERM INVESTMENTS—15.79%

MONEY MARKET FUNDS—15.79%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	29,369,947	29,369,947
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	4,077,472	4,077,472
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	291,915	291,915

TOTAL SHORT-TERM INVESTMENTS		33,739,334

(Cost: $33,739,334)		33,739,334

TOTAL INVESTMENTS IN SECURITIES—115.12%
(Cost: $302,839,769)		246,027,331
Other Assets, Less Liabilities—(15.12)%		(32,314,684)

NET ASSETS—100.00%		$213,712,647

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—98.53%

AGRICULTURE—0.50%
SIPEF NV	6,250	$328,420

		328,420
APPAREL—0.40%
Van de Velde NV	6,000	263,217

		263,217
BANKS—17.21%
Dexia SA(a)	314,000	2,369,376
Fortis(a)	1,218,375	5,130,926
KBC Groep NV(a)	85,000	3,782,501

		11,282,803
BEVERAGES—23.94%
Anheuser-Busch InBev NV	314,625	15,701,321

		15,701,321
BIOTECHNOLOGY—0.29%
Devgen NV(a)	12,136	189,492

		189,492
CHEMICALS—5.45%
Recticel SA	11,656	90,124
Solvay SA	29,125	3,073,121
Tessenderlo Chemie NV	12,502	412,186

		3,575,431
DIVERSIFIED FINANCIAL SERVICES—0.71%
KBC Ancora SCA(a)	18,544	464,667

		464,667
ELECTRICAL COMPONENTS & EQUIPMENT—1.62%
NV Bekaert SA	7,125	1,060,191

		1,060,191
ELECTRONICS—1.11%
Barco NV(a)	7,125	300,375
EVS Broadcast Equipment SA	6,250	429,761

		730,136
ENGINEERING & CONSTRUCTION—0.38%
Compagnie d’Entreprises CFE SA	3,500	185,912
Hamon & Cie (International) SA	1,500	62,831

		248,743

ENTERTAINMENT—0.17%
Kinepolis Group NV	2,626	108,341

		108,341
FOOD—9.79%
Colruyt SA	10,375	2,636,324
Delhaize Group SA	50,000	3,784,153

		6,420,477
HEALTH CARE - PRODUCTS—0.22%
Ion Beam Applications SA	11,875	145,837

		145,837
HOLDING COMPANIES - DIVERSIFIED—9.11%
Ackermans & van Haaren NV	14,250	1,088,753
Compagnie Nationale a Portefeuille SA	23,625	1,244,266
Groupe Bruxelles Lambert SA	40,000	3,644,077

		5,977,096
INVESTMENT COMPANIES—0.47%
RHJ International SA(a)	41,875	309,316

		309,316
MANUFACTURING—0.73%
Agfa-Gevaert NV(a)	74,500	480,957

		480,957
MEDIA—0.06%
Roularta Media Group NV(a)	1,625	39,621

		39,621
MINING—4.81%
Nyrstar NV(a)	56,500	713,389
Umicore	71,750	2,441,516

		3,154,905
PHARMACEUTICALS—6.47%
Arseus NV	15,625	182,977
Galapagos NV(a)	25,875	331,369
Omega Pharma SA	10,250	533,993
ThromboGenics NV(a)(b)	15,250	368,619
UCB SA	63,511	2,827,194

		4,244,152
REAL ESTATE—0.20%
Atenor Group SA	2,500	129,229

		129,229
REAL ESTATE INVESTMENT TRUSTS—3.34%
Befimmo SCA	8,750	789,917
Cofinimmo SA	6,125	873,598

Intervest Offices NV	3,250	105,053
Leasinvest Real Estate SCA	540	47,322
Warehouses De Pauw SCA	5,750	274,177
Wereldhave Belgium NV	1,125	97,963

		2,188,030
RETAIL—1.14%
SA D’Ieteren NV	1,750	748,798

		748,798
SEMICONDUCTORS—0.21%
Melexis NV(a)	14,000	137,674

		137,674
TELECOMMUNICATIONS—8.62%
Belgacom SA	80,875	3,061,648
Mobistar SA	20,875	1,465,177
Option NV(a)	30,377	62,481
Telenet Group Holding NV(a)	39,125	1,066,137

		5,655,443
TRANSPORTATION—0.70%
Compagnie Maritime Belge SA	7,125	226,244
Euronav SA	10,717	229,121

		455,365
VENTURE CAPITAL—0.88%
GIMV NV	10,875	575,533

		575,533

TOTAL COMMON STOCKS
(Cost: $104,047,966)		64,615,195

Security	Shares	Value

RIGHTS—0.00%

BANKS—0.00%
Fortis(a)(b)(c)	1,513,303	227

		227

TOTAL RIGHTS
(Cost: $0)		227

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.75%

MONEY MARKET FUNDS—0.75%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	336,995	336,995
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	46,786	46,786
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	108,193	108,193

		491,974

TOTAL SHORT-TERM INVESTMENTS
(Cost: $491,974)		491,974

TOTAL INVESTMENTS IN SECURITIES—99.28%
(Cost: $104,539,940)		65,107,396
Other Assets, Less Liabilities—0.72%		475,446

NET ASSETS—100.00%		$65,582,842

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—43.44%

AEROSPACE & DEFENSE—0.51%
Empresa Brasileira de Aeronautica SA(a)	11,411,432	$56,829,582

		56,829,582
AGRICULTURE—0.65%
Souza Cruz SA	2,102,100	72,465,556

		72,465,556
BANKS—3.02%
Banco do Brasil SA	10,810,860	190,345,056
Banco Santander (Brasil) SA(a)	11,111,141	147,831,990

		338,177,046
COMMERCIAL SERVICES—1.97%
Companhia Brasileira de Meios de Pagamento	12,012,000	112,591,111
Companhia de Concessoes Rodoviarias	3,903,900	84,195,222
Localiza Rent A Car SA	2,102,100	23,476,444

		220,262,777
COSMETICS & PERSONAL CARE—0.67%
Natura Cosmeticos SA	3,903,900	74,630,111

		74,630,111
DIVERSIFIED FINANCIAL SERVICES—2.59%
BM&F Bovespa SA	26,726,700	179,700,889
Redecard SA	7,207,200	110,058,667

		289,759,556
ELECTRIC—1.75%
Centrais Eletricas Brasileiras SA	5,105,199	84,359,414
CPFL Energia SA	2,702,750	49,434,914
EDP Energias do Brasil SA	1,501,500	26,522,222
Tractebel Energia SA	3,003,000	35,933,333

		196,249,883
ENGINEERING & CONSTRUCTION—0.10%
Multiplan Empreendimentos Imobiliarios SA	564,250	10,928,124

		10,928,124
FOOD—2.37%
BRF – Brasil Foods SA(a)	6,306,375	147,364,352
Cosan SA Industria e Comercio(a)	2,402,490	28,200,168
JBS SA	8,708,787	47,637,809
Marfrig Alimentos SA(a)	3,603,600	42,093,333

		265,295,662

FOREST PRODUCTS & PAPER—0.59%
Fibria Celulose SA(a)	3,881,925	66,379,811

		66,379,811
HOME BUILDERS—0.35%
MRV Engenharia e Participacoes SA	1,801,849	39,065,729

		39,065,729
INSURANCE—0.23%
Porto Seguro SA	2,402,400	26,268,978

		26,268,978
INTERNET—0.38%
B2W Companhia Global do Varejo	1,501,530	43,206,419

		43,206,419
IRON & STEEL—3.72%
Companhia Siderurgica Nacional SA	9,009,027	300,300,900
Gerdau SA	4,204,200	49,108,889
Usinas Siderurgicas de Minas Gerais SA	2,402,400	67,623,111

		417,032,900
MINING—7.04%
Vale SA SP ADR(b)	27,507,480	788,639,452

		788,639,452
OIL & GAS—12.51%
OGX Petroleo e Gas Participacoes SA(a)	300,300	254,098,289
Petroleo Brasileiro SA	45,645,644	1,147,253,195

		1,401,351,484
PHARMACEUTICALS—0.23%
Hypermarcas SA(a)	1,201,200	25,529,778

		25,529,778
REAL ESTATE—2.01%
BR Malls Participacoes SA(a)	1,801,800	24,640,000
Cyrela Brazil Realty SA	6,306,300	88,755,333
Gafisa SA	2,102,100	34,783,467
PDG Realty SA Empreendimentos e Participacoes	5,105,100	52,360,000
Rossi Residencial SA	3,003,000	25,153,333

		225,692,133
RETAIL—0.41%
Lojas Renner SA	2,102,100	45,815,000

		45,815,000
TELECOMMUNICATIONS—1.01%
Brasil Telecom SA	581,063	9,273,832

GVT (Holding) SA(a)	2,102,103	65,877,872
Tele Norte Leste Participacoes SA	1,501,538	37,645,397

		112,797,101
TRANSPORTATION—0.90%
ALL – America Latina Logistica SA	9,309,300	82,165,844
LLX Logistica SA(a)	3,603,600	18,274,667

		100,440,511
WATER—0.43%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,702,700	48,664,000

		48,664,000

TOTAL COMMON STOCKS
(Cost: $2,843,020,662)		4,865,481,593

Security	Shares	Value

PREFERRED STOCKS—56.01%

AIRLINES—0.37%
GOL Linhas Aereas Inteligentes SA(a)	1,501,500	21,397,444
TAM SA(a)	1,201,200	20,492,267

		41,889,711
BANKS—13.09%
Banco Bradesco SA	26,426,400	549,608,889
Banco do Estado do Rio Grande do Sul SA	4,804,810	33,537,848
Itau Unibanco Holding SA	40,840,849	883,139,726

		1,466,286,463
BEVERAGES—3.07%
Companhia de Bebidas das Americas	3,603,680	343,940,969

		343,940,969
CHEMICALS—1.21%
Braskem SA Class A(a)	4,204,236	27,597,036
Fertilizantes Fosfatados SA(a)	3,003,080	27,412,730
Ultrapar Participacoes SA	1,801,800	81,106,667

		136,116,433
ELECTRIC—3.51%
AES Tiete SA	2,157,600	23,432,397
Centrais Eletricas Brasileiras SA Class B	4,804,800	69,183,644
Companhia de Transmissao de Energia Eletrica Paulista	911,176	25,902,319
Companhia Energetica de Minas Gerais	7,807,832	133,912,104

Companhia Energetica de Sao Paulo Class B	3,903,970	47,715,189
Companhia Paranaense de Energia Class B	2,402,400	46,309,511
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	2,402,420	46,542,610

		392,997,774
FOOD—0.60%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	2,117,128	66,710,643

		66,710,643
FOREST PRODUCTS & PAPER—0.67%
Klabin SA	15,315,300	42,673,400
Suzano Bahia Sul Papel e Celulose SA	3,003,085	32,084,241

		74,757,641
HOLDING COMPANIES – DIVERSIFIED—2.24%
Itausa – Investimentos Itau SA	39,339,336	251,278,608

		251,278,608
INVESTMENT COMPANIES—1.24%
Bradespar SA	6,306,300	139,062,000

		139,062,000
IRON & STEEL—4.67%
Gerdau SA	15,015,046	231,856,266
Metalurgica Gerdau SA	6,606,690	124,416,584
Usinas Siderurgicas de Minas Gerais SA Class A	5,705,700	166,456,889

		522,729,739
MEDIA—0.52%
Net Servicos de Comunicacao SA(a)	4,204,282	57,877,751

		57,877,751
MINING—8.80%
Vale SA Class A	40,840,800	985,996,978

		985,996,978
OIL & GAS—12.39%
Petroleo Brasileiro SA	62,762,750	1,387,575,328

		1,387,575,328
RETAIL—0.58%
Lojas Americanas SA	7,807,800	64,508,889

		64,508,889
TELECOMMUNICATIONS—3.05%
Brasil Telecom SA	7,807,815	75,586,767
Tele Norte Leste Participacoes SA	5,705,739	119,966,820

Telemar Norte Leste SA Class A	300,300	10,985,333
TIM Participacoes SA	13,813,819	36,600,717
Vivo Participacoes SA	3,303,380	98,875,528

		342,015,165

TOTAL PREFERRED STOCKS
(Cost: $3,366,940,908)		6,273,744,092

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	37,609,649	37,609,649
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	5,221,401	5,221,401
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	5,698,947	5,698,947

		48,529,997
TOTAL SHORT-TERM INVESTMENTS

(Cost: $48,529,997)		48,529,997

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $6,258,491,567)		11,187,755,682
Other Assets, Less Liabilities—0.11%		12,804,256

NET ASSETS—100.00%		$11,200,559,938

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI BRIC INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—79.28%

BRAZIL—14.56%
ALL – America Latina Logistica SA	237,300	$2,094,460
B2W Companhia Global do Varejo	33,900	975,470
Banco do Brasil SA	203,400	3,581,231
Banco Santander (Brasil) SA(a)	237,337	3,157,732
BM&F Bovespa SA	610,269	4,103,233
BR Malls Participacoes SA(a)	67,800	927,179
Brasil Telecom SA	12,276	195,926
BRF – Brasil Foods SA(a)	101,700	2,376,477
Centrais Eletricas Brasileiras SA	135,600	2,240,684
Companhia Brasileira de Meios de Pagamento	271,200	2,542,017
Companhia de Concessoes Rodoviarias	101,700	2,193,359
Companhia Siderurgica Nacional SA	203,400	6,780,000
Cosan SA Industria e Comercio(a)	67,800	795,829
CPFL Energia SA	67,800	1,240,103
Cyrela Brazil Realty SA	135,600	1,908,445
Duratex SA	101,700	896,467
Empresa Brasileira de Aeronautica SA(a)	271,200	1,350,591
Fibria Celulose SA(a)	112,840	1,929,532
Gafisa SA	67,800	1,121,887
Gerdau SA	135,600	1,583,932
GVT (Holding) SA(a)	33,900	1,062,393
Hypermarcas SA(a)	33,900	720,496
JBS SA	203,452	1,112,900
LLX Logistica SA(a)	135,600	687,658
Marfrig Alimentos SA(a)	101,700	1,187,949
MRV Engenharia e Participacoes SA	67,800	1,469,966
Multiplan Empreendimentos Imobiliarios SA	29,820	577,539
OGX Petroleo e Gas Participacoes SA(a)	1,500	1,269,222
PDG Realty SA Empreendimentos e Participacoes	135,600	1,390,769
Petroleo Brasileiro SA	1,152,600	28,969,337
Redecard SA	169,500	2,588,376
Rossi Residencial SA	101,700	851,846
Souza Cruz SA	67,800	2,337,265
Tele Norte Leste Participacoes SA	33,900	849,915
Tractebel Energia SA	101,700	1,216,923
Usinas Siderurgicas de Minas Gerais SA	67,800	1,908,444
Vale SA	745,800	20,831,405

		111,026,957
CHINA—37.63%
Agile Property Holdings Ltd.	1,356,000	1,868,619
Air China Ltd. Class H(a)	2,034,000	1,467,076
Alibaba.com Ltd.	678,000	1,548,435
Aluminum Corp. of China Ltd. Class H(a)(b)	2,034,000	2,251,791

Angang New Steel Co. Ltd. Class H	678,000	1,368,221
Anhui Conch Cement Co. Ltd. Class H(b)	38,000	225,054
Anta Sports Products Ltd.	477,990	708,028
Bank of China Ltd. Class H	28,476,000	16,056,479
Bank of Communications Co. Ltd. Class H	3,390,000	4,041,676
BBMG Corp. Class H(a)	169,500	177,589
Beijing Capital International Airport Co. Ltd. Class H(a)	678,000	470,654
Belle International Holdings Ltd.	2,373,000	2,948,587
BYD Co. Ltd. Class H(a)	339,000	2,963,459
Chaoda Modern Agriculture (Holdings) Ltd.	882,556	775,495
China Agri-Industries Holdings Ltd.(b)	1,356,000	1,714,651
China CITIC Bank Class H(b)	2,712,000	2,239,544
China Coal Energy Co. Class H	2,034,000	3,448,547
China Communications Construction Co. Ltd. Class H	2,373,000	2,274,974
China Construction Bank Class H	18,964,000	16,883,751
China COSCO Holdings Co. Ltd. Class H(b)	1,525,500	2,011,653
China Dongxiang (Group) Co. Ltd.	2,034,000	1,485,447
China Everbright Ltd.	678,000	1,611,422
China High Speed Transmission Equipment Group Co. Ltd.	678,000	1,600,924
China Life Insurance Co. Ltd. Class H	3,729,000	18,668,697
China Mengniu Dairy Co. Ltd.(a)	678,000	2,086,450
China Merchants Bank Co. Ltd. Class H	1,904,400	5,160,210
China Merchants Holdings (International) Co. Ltd.	678,000	2,108,320
China Mobile Ltd.	2,881,500	26,992,626
China National Building Material Co. Ltd. Class H(b)	678,000	1,305,234
China Oilfield Services Ltd. Class H	1,356,000	1,574,679
China Overseas Land & Investment Ltd.	2,034,800	4,374,079
China Petroleum & Chemical Corp. Class H	8,136,000	6,771,120
China Railway Construction Corp. Class H	1,356,000	1,788,136
China Railway Group Ltd. Class H(a)	2,034,000	1,606,173
China Resources Enterprise Ltd.	678,000	2,121,443
China Resources Land Ltd.(b)	1,356,000	3,145,859
China Resources Power Holdings Co. Ltd.	712,200	1,451,941
China Shenhua Energy Co. Ltd. Class H	1,695,000	8,288,936
China Shipping Container Lines Co. Ltd. Class H(a)(b)	2,034,000	747,973
China Shipping Development Co. Ltd. Class H	678,000	995,547
China South Locomotive and Rolling Stock Corp. Ltd. Class H	678,000	463,656
China Taiping Insurance Holdings Co. Ltd.(a)	339,000	1,312,233
China Telecom Corp. Ltd. Class H	5,436,000	2,405,822
China Unicom (Hong Kong) Ltd.	2,739,900	3,683,768
China Yurun Food Group Ltd.	678,000	1,662,161
China Zhongwang Holdings Ltd.(a)(b)	678,000	635,121
CITIC Pacific Ltd.	678,000	1,793,385
CNOOC Ltd.	8,475,000	13,056,715
CNPC (Hong Kong) Ltd.	3,390,000	3,809,849

Country Garden Holdings Co. Ltd.(b)	2,034,000	768,968
Datang International Power Generation Co. Ltd. Class H(b)	2,034,000	894,943
Denway Motors Ltd.(b)	3,390,000	2,082,076
Dongfeng Motor Group Co. Ltd. Class H	1,356,000	2,082,076
Fosun International Ltd.(b)	2,203,500	1,595,019
Franshion Properties (China) Ltd.(b)	2,034,000	703,357
Fushan International Energy Group Ltd.	1,356,000	1,257,994
Geely Automobile Holdings Ltd.	3,390,000	1,714,651
GOME Electrical Appliances Holdings Ltd.(a)	3,390,400	1,281,765
Greentown China Holdings Ltd.	169,500	267,695
Guangdong Investment Ltd.(b)	2,034,000	1,131,145
Guangzhou R&F Properties Co. Ltd. Class H(b)	678,000	1,188,008
Harbin Power Equipment Co. Ltd. Class H	678,000	619,374
Hengan International Group Co. Ltd.	678,000	4,868,383
Hidili Industry International Development Ltd.(a)	1,017,000	1,139,018
Hopson Development Holdings Ltd.	678,000	1,126,770
Huaneng Power International Inc. Class H	1,356,000	846,827
Industrial and Commercial Bank of China Ltd. Class H	22,374,000	18,909,273
Jiangsu Expressway Co. Ltd. Class H	1,356,000	1,202,005
Jiangxi Copper Co. Ltd. Class H(b)	1,017,000	2,595,596
Kingboard Chemical Holdings Co. Ltd.	169,500	681,268
Lenovo Group Ltd.	2,034,000	1,173,136
Li Ning Co. Ltd.(b)	678,000	2,226,421
Maanshan Iron & Steel Co. Ltd. Class H(a)(b)	1,356,000	918,563
Metallurgical Corp. of China Ltd. Class H(a)	678,000	443,535
Nine Dragons Paper (Holdings) Ltd.	678,000	1,236,998
Parkson Retail Group Ltd.	508,500	846,390
PetroChina Co. Ltd. Class H	10,170,000	12,597,433
PICC Property and Casualty Co. Ltd. Class H(a)(b)	1,356,000	1,093,527
Ping An Insurance (Group) Co. of China Ltd. Class H	568,000	5,298,788
Poly (Hong Kong) Investments Ltd.	1,037,679	1,478,162
Shanghai Electric Group Co. Ltd. Class H	2,034,000	955,305
Shanghai Industrial Holdings Ltd.	339,000	1,697,154
Shimao Property Holdings Ltd.	1,017,000	1,931,606
Shui On Land Ltd.	2,373,000	1,399,277
Sinofert Holdings Ltd.(b)	1,356,000	692,859
Sino-Ocean Land Holdings Ltd.	2,203,500	2,197,771
Soho China Ltd.	1,695,000	912,002
Tencent Holdings Ltd.	372,900	6,894,908
Tingyi (Cayman Islands) Holding Corp.	678,000	1,679,658
Yanzhou Coal Mining Co. Ltd. Class H	1,356,000	2,701,450
Zhejiang Expressway Co. Ltd. Class H	1,356,000	1,324,480
Zijin Mining Group Co. Ltd. Class H	2,022,000	2,118,493

		286,926,336
INDIA—14.21%
Dr. Reddy’s Laboratories Ltd. SP ADR(b)	375,758	9,112,131
HDFC Bank Ltd. SP ADR(b)	154,584	20,799,277

ICICI Bank Ltd. SP ADR	400,359	14,893,355
Infosys Technologies Ltd. SP ADR	392,562	20,008,885
Mahanagar Telephone Nigam Ltd. SP ADR(b)	290,831	942,292
Reliance Industries Ltd. SP GDR(c)	537,654	24,570,788
Satyam Computer Services Ltd. SP ADR(a)	887,163	3,841,416
Tata Communications Ltd. SP ADR	82,377	1,353,454
Wipro Ltd. SP ADR(b)	641,227	12,824,540

		108,346,138
RUSSIA—12.88%
Cherepovets MK Severstal SP GDR(a)(d)	183,399	1,419,508
JSC MMC Norilsk Nickel SP ADR(a)	483,414	6,646,942
LUKOIL SP ADR	254,589	14,791,621
Mechel OAO SP ADR	102,378	1,991,252
Mobile TeleSystems SP ADR	101,700	5,093,136
Novolipetsk Steel SP GDR(a)(d)	60,342	1,818,104
OAO Gazprom SP ADR	1,207,179	27,427,107
OAO NovaTek SP GDR(d)	50,172	3,256,163
OAO Tatneft SP ADR	126,354	3,822,208
OAO TMK SP GDR(a)(d)	47,121	802,942
OJSC Comstar United Telesystems SP GDR	142,380	734,681
OJSC Rosneft Oil Co. SP GDR	687,492	5,534,311
Pharmstandard SP GDR(a)(d)	51,867	1,011,406
Polyus Gold SP ADR	76,614	2,198,822
Sberbank GDR(d)	38,646	9,747,557
Sistema JSFC SP GDR(a)(d)	64,071	1,141,105
Surgutneftegaz SP ADR	362,730	3,231,924
Uralkali SP GDR(a)(d)	59,664	1,365,112
Vimpel-Communications SP ADR	194,925	3,721,118
VTB Bank OJSC SP GDR(d)	335,271	1,441,665
Wimm-Bill-Dann Foods OJSC SP ADR(a)	51,528	1,025,407

		98,222,091

TOTAL COMMON STOCKS
(Cost: $548,808,043)		604,521,522

Security	Shares	Value

PREFERRED STOCKS—20.73%

BRAZIL—20.73%
AES Tiete SA	33,900	368,167
Banco Bradesco SA	813,600	16,921,026
Banco do Estado do Rio Grande do Sul SA	33,900	236,624
Bradespar SA	135,600	2,990,154
Brasil Telecom SA	132,498	1,282,701
Braskem SA Class A(a)	101,700	667,569
Centrais Eletricas Brasileiras SA Class B	101,700	1,464,364
Companhia de Bebidas das Americas	101,795	9,715,477

Companhia de Transmissao de Energia Eletrica Paulista	34,071	968,548
Companhia Energetica de Minas Gerais	169,903	2,914,006
Companhia Energetica de Sao Paulo Class B	101,700	1,243,000
Companhia Paranaense de Energia Class B	67,800	1,306,937
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class B	33,900	656,752
Fertilizantes Fosfatados SA(a)	67,820	619,075
Gerdau SA	372,900	5,758,171
GOL Linhas Aereas Inteligentes SA(a)	33,900	483,099
Itau Unibanco Holding SA	1,074,767	23,240,688
Itausa – Investimentos Itau SA	1,231,573	7,866,629
Klabin SA	203,400	566,738
Lojas Americanas SA	203,400	1,680,513
Metalurgica Gerdau SA	142,400	2,681,664
Net Servicos de Comunicacao SA(a)	102,040	1,404,722
Petroleo Brasileiro SA	1,593,300	35,225,096
TAM SA(a)	33,900	578,328
Tele Norte Leste Participacoes SA	135,600	2,851,077
Telemar Norte Leste SA Class A	33,900	1,240,103
TIM Participacoes SA	305,257	808,801
Usinas Siderurgicas de Minas Gerais SA Class A	137,750	4,018,689
Vale SA Class A	1,084,800	26,189,730
Vivo Participacoes SA	70,119	2,098,775

		158,047,223

TOTAL PREFERRED STOCKS
(Cost: $131,354,169)		158,047,223

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.32%

MONEY MARKET FUNDS—3.32%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(e)(f)(g)	21,333,943	21,333,943
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(e)(f)(g)	2,961,822	2,961,822
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(e)(f)	1,058,704	1,058,704

		25,354,469

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,354,469)		25,354,469

TOTAL INVESTMENTS IN SECURITIES—103.33%
(Cost: $705,516,681)	787,923,214
Other Assets, Less Liabilities—(3.33)%	(25,423,944)

NET ASSETS—100.00%	$762,499,270

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.67%

ADVERTISING—0.17%
Groupe Aeroplan Inc.	540,078	$4,835,984

		4,835,984
AEROSPACE & DEFENSE—0.20%
CAE Inc.	701,778	5,658,158

		5,658,158
APPAREL—0.22%
Gildan Activewear Inc.(a)	311,542	6,013,640

		6,013,640
AUTO PARTS & EQUIPMENT—0.49%
Magna International Inc. Class A	288,904	13,784,085

		13,784,085
BANKS—23.19%
Bank of Montreal	1,490,874	76,010,887
Bank of Nova Scotia	2,696,078	124,031,096
Canadian Imperial Bank of Commerce	1,040,270	67,818,598
National Bank of Canada	437,668	26,228,944
Royal Bank of Canada	3,818,276	205,754,100
Toronto-Dominion Bank (The)	2,325,246	146,583,684

		646,427,309
CHEMICALS—4.08%
Agrium Inc.	426,888	23,785,062
Potash Corp. of Saskatchewan Inc.	804,188	89,934,802

		113,719,864
COMMERCIAL SERVICES—0.22%
Ritchie Bros. Auctioneers Inc.(b)	258,720	6,120,443

		6,120,443
COMPUTERS—3.21%
CGI Group Inc. Class A(a)	742,742	9,194,008
Research In Motion Ltd.(a)	1,388,464	80,298,459

		89,492,467
DIVERSIFIED FINANCIAL SERVICES—0.94%
CI Financial Corp.	440,902	8,071,528
IGM Financial Inc.	323,400	12,478,930
TMX Group Inc.	202,664	5,745,911

		26,296,369
ELECTRIC—0.86%
Fortis Inc.	464,618	11,506,925

TransAlta Corp.	588,588	12,327,269

		23,834,194
ENGINEERING & CONSTRUCTION—0.69%
SNC-Lavalin Group Inc.	410,718	19,128,531

		19,128,531
FOOD—1.51%
Empire Co. Ltd. Class A	77,616	3,276,179
George Weston Ltd.	140,140	8,208,342
Loblaw Companies Ltd.	298,606	9,369,586
Metro Inc. Class A	297,528	10,250,146
Saputo Inc.	394,548	10,969,127

		42,073,380
FOREST PRODUCTS & PAPER—0.37%
Sino-Forest Corp. Class A(a)	595,589	10,434,459

		10,434,459
GAS—0.32%
Canadian Utilities Ltd. Class A	227,458	8,878,252

		8,878,252
HAND & MACHINE TOOLS—0.24%
Finning International Inc.	462,462	6,615,060

		6,615,060
HOLDING COMPANIES – DIVERSIFIED—1.39%
Brookfield Asset Management Inc. Class A	1,324,862	27,835,611
Onex Corp.	268,422	5,927,308
Sherritt International Corp.	797,720	5,077,260

		38,840,179
INSURANCE—8.04%
Fairfax Financial Holdings Ltd.	52,822	18,844,064
Genworth MI Canada Inc.	137,984	3,442,238
Great-West Lifeco Inc.	772,926	17,756,953
Industrial Alliance Insurance and Financial Services Inc.	220,990	6,219,372
Intact Financial Corp.	314,776	11,122,036
Manulife Financial Corp.	4,758,292	83,227,797
Power Corp. of Canada	946,484	23,620,578
Power Financial Corp.	674,828	17,609,218
Sun Life Financial Inc.	1,526,448	42,220,748

		224,063,004
IRON & STEEL—0.12%
Gerdau Ameristeel Corp.	408,562	3,371,581

		3,371,581

MANUFACTURING—0.60%
Bombardier Inc. Class B	3,907,750	16,605,853

		16,605,853
MEDIA—3.34%
Rogers Communications Inc. Class B	1,304,380	39,282,964
Shaw Communications Inc. Class B	943,250	18,252,122
Thomson Reuters Corp.	1,014,398	32,137,437
Yellow Pages Income Fund	684,530	3,395,866

		93,068,389
MINING—16.33%
Agnico-Eagle Mines Ltd.	424,732	26,509,239
Barrick Gold Corp.	2,632,476	112,016,005
Cameco Corp.	1,067,220	30,693,014
Eldorado Gold Corp.(a)	1,030,568	13,734,390
First Quantum Minerals Ltd.	213,444	16,668,574
Franco-Nevada Corp.	303,996	8,194,988
Goldcorp Inc.	1,987,832	83,095,809
IAMGOLD Corp.	948,640	17,897,510
Inmet Mining Corp.	136,906	8,226,697
Ivanhoe Mines Ltd.(a)	692,076	8,192,657
Kinross Gold Corp.	1,888,656	37,656,674
Pan American Silver Corp.(a)	224,224	5,606,398
Silver Wheaton Corp.(a)	872,102	14,029,737
Teck Resources Ltd. Class B(a)	1,337,798	46,304,244
Yamana Gold Inc.	1,992,144	26,435,945

		455,261,881
OIL & GAS—21.68%
ARC Energy Trust	318,010	6,108,326
Canadian Natural Resources Ltd.	1,473,626	98,502,655
Canadian Oil Sands Trust	645,722	17,915,455
Crescent Point Energy Corp.	484,022	18,148,816
EnCana Corp.	2,038,498	109,383,763
Enerplus Resources Fund	470,008	10,766,605
Ensign Energy Services Inc.	357,896	4,902,080
Husky Energy Inc.	693,154	18,212,346
Imperial Oil Ltd.	806,344	31,014,702
Nexen Inc.	1,275,274	30,035,621
Niko Resources Ltd.	121,814	10,207,303
Penn West Energy Trust	1,134,056	19,900,437
PetroBakken Energy Ltd. Class A	186,494	5,329,916
Petrobank Energy and Resources Ltd.(a)	236,082	11,263,860
Progress Energy Resources Corp.	423,654	5,179,891
Provident Energy Trust	720,104	4,678,883
Suncor Energy Inc.	4,232,228	152,147,442
Talisman Energy Inc.	2,768,304	47,790,498
Vermilion Energy Trust	103,488	3,006,723

		604,495,322

OIL & GAS SERVICES—0.15%
Trican Well Service Ltd.	344,960	4,178,458

		4,178,458
PHARMACEUTICALS—0.20%
Biovail Corp.	385,924	5,545,884

		5,545,884
PIPELINES—3.63%
Enbridge Inc.	969,122	41,375,557
TransCanada Corp.	1,845,536	59,746,876

		101,122,433
REAL ESTATE—0.27%
Brookfield Properties Corp.	670,056	7,582,422

		7,582,422
REAL ESTATE INVESTMENT TRUSTS—0.19%
RioCan Real Estate Investment Trust	301,840	5,239,433

		5,239,433
RETAIL—1.99%
Alimentation Couche-Tard Inc. Class B	336,336	6,973,967
Canadian Tire Corp. Ltd. Class A	213,444	11,177,845
Shoppers Drug Mart Corp.	562,716	23,069,088
Tim Hortons Inc.	480,788	14,183,075

		55,403,975
SOFTWARE—0.21%
Open Text Corp.(a)	151,998	5,748,314

		5,748,314
TELECOMMUNICATIONS—1.27%
BCE Inc.	685,608	18,157,150
TELUS Corp.	173,158	5,617,267
TELUS Corp. NVS	387,002	11,746,800

		35,521,217
TRANSPORTATION—3.55%
Canadian National Railway Co.	1,274,196	66,837,125
Canadian Pacific Railway Ltd.	457,072	22,098,136
Viterra Inc.(a)	1,002,540	10,127,627

		99,062,888

TOTAL COMMON STOCKS
(Cost: $2,993,894,839)		2,778,423,428

SHORT-TERM INVESTMENTS—0.31%

MONEY MARKET FUNDS—0.31%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	6,301,793	6,301,793
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	874,887	874,887
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	1,581,512	1,581,512

		8,758,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,758,192)		8,758,192

TOTAL INVESTMENTS IN SECURITIES—99.98%
(Cost: $3,002,653,031)		2,787,181,620
Other Assets, Less Liabilities—0.02%		458,382

NET ASSETS—100.00%		$2,787,640,002

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—98.62%

AIRLINES—4.42%
LAN Airlines SA	752,148	$11,441,785

		11,441,785
APPAREL—0.22%
Forus SA	461,170	574,956

		574,956
BANKS—8.68%
Banco de Credito e Inversiones	193,086	6,076,404
Banco Santander Chile SA	222,546,252	12,843,509
CorpBanca SA	488,774,444	3,538,282

		22,458,195
BEVERAGES—4.25%
Compania Cervecerias Unidas SA	789,174	5,760,510
Vina Concha y Toro SA	2,637,414	5,250,963

		11,011,473
BUILDING MATERIALS—0.54%
SalfaCorp SA	823,691	1,391,314

		1,391,314
CHEMICALS—7.12%
Sociedad Quimica y Minera de Chile SA Series B	491,538	18,433,911

		18,433,911
COMPUTERS—1.04%
Sonda SA	1,804,074	2,684,526

		2,684,526
ELECTRIC—26.93%
AES Gener SA	12,701,448	5,695,602
Colbun SA	39,641,790	9,565,684
Empresa Electrica del Norte Grande SA	424,072	801,584
Empresa Electrica Pilmaiquen SA	109,854	497,027
Empresa Nacional de Electricidad SA	17,123,760	27,305,734
Enersis SA	67,996,566	25,842,250

		69,707,881
ENGINEERING & CONSTRUCTION—0.39%
Socovesa SA	2,802,246	1,019,921

		1,019,921
FOOD—4.89%
Cencosud SA	4,151,839	12,650,043

		12,650,043

FOREST PRODUCTS & PAPER—8.70%
Empresas CMPC SA	528,313	19,653,711
Masisa SA	19,214,658	2,858,436

		22,512,147
HEALTH CARE - SERVICES—0.31%
Banmedica SA	750,924	808,606

		808,606
HOLDING COMPANIES - DIVERSIFIED—13.40%
Empresas Copec SA	2,428,824	34,676,554

		34,676,554
IRON & STEEL—4.26%
CAP SA	401,370	11,016,892

		11,016,892
METAL FABRICATE & HARDWARE—0.44%
Madeco SA	18,874,488	1,150,004

		1,150,004
REAL ESTATE—0.61%
Parque Arauco SA	1,492,948	1,573,104

		1,573,104
RETAIL—7.08%
La Polar SA	1,366,836	7,198,358
Ripley Corp. SA	2,431,204	1,896,369
S.A.C.I. Falabella SA	1,867,518	9,238,074

		18,332,801
TELECOMMUNICATIONS—2.83%
Empresa Nacional de Telecomunicaciones SA	532,644	7,326,131

		7,326,131
TRANSPORTATION—0.95%
Compania SudAmericana de Vapores SA(a)	3,431,484	2,463,382

		2,463,382
WATER—1.56%
Inversiones Aguas Metropolitanas SA	3,399,252	4,032,895

		4,032,895

TOTAL COMMON STOCKS
(Cost: $191,818,473)		255,266,521

Security	Shares	Value

RIGHTS—0.21%

FOREST PRODUCTS & PAPER—0.18%
Empresas CMPC SA(a)	48,599	459,311

		459,311
TRANSPORTATION—0.03%
Compania SudAmericana de Vapores SA(a)	1,283,133	76,116

		76,116

TOTAL RIGHTS
(Cost: $0)		535,427

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.00%

MONEY MARKET FUNDS—1.00%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	2,598,423	2,598,423

		2,598,423
TOTAL SHORT-TERM INVESTMENTS

(Cost: $2,598,423)		2,598,423

TOTAL INVESTMENTS IN SECURITIES—99.83%
(Cost: $194,416,896)		258,400,371
Other Assets, Less Liabilities—0.17%		434,883

NET ASSETS—100.00%		$258,835,254

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—90.88%

BRAZIL—8.27%
Banco Santander (Brasil) SA SP ADR(a)	6,193,819	$84,545,629
BM&F Bovespa SA	6,276,700	42,401,637
Brasil Telecom SA SP ADR(a)	932,428	14,778,984
BRF – Brasil Foods SA SP ADR(a)	393,014	19,061,179
Centrais Eletricas Brasileiras SA SP ADR	1,039,973	17,856,336
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	771,597	28,225,018
Companhia Siderurgica Nacional SA SP ADR(b)	5,159,879	176,932,251
CPFL Energia SA SP ADR(b)	391,671	22,485,832
Empresa Brasileira de Aeronautica SA SP ADR(a)(b)	4,824,019	98,072,306
Fibria Celulose SA SP ADR(a)(b)	4,616,217	80,876,122
Gafisa SA SP ADR	378,478	12,754,709
Itau Unibanco Holding SA SP ADR	45,319,631	1,008,361,790
OGX Petroleo e Gas Participacoes SA(a)	29,100	24,739,207
Petroleo Brasileiro SA SP ADR	17,304,383	887,368,760
TAM SA SP ADR(a)	516,107	9,047,356
TIM Participacoes SA SP ADR	186,315	5,030,505
Vale SA SP ADR	18,426,710	528,293,776
Vivo Participacoes SA SP ADR	979,286	29,868,223

		3,090,699,620
CHILE—2.36%
Banco Santander Chile SA SP ADR	3,693,450	224,561,760
Empresa Nacional de Electricidad SA SP ADR	50,856	2,459,905
Enersis SA SP ADR	10,219,791	196,117,789
LAN Airlines SA SP ADR(b)	4,926,644	75,968,850
Sociedad Quimica y Minera de Chile SA Series B SP ADR	10,098,302	381,513,850

		880,622,154
CHINA—18.03%
Agile Property Holdings Ltd.(b)	44,704,000	61,603,804
Air China Ltd. Class H(a)(b)	50,774,000	36,622,086
Aluminum Corp. of China Ltd. Class H(a)(b)	46,854,000	51,870,908
Angang New Steel Co. Ltd. Class H(b)	28,629,320	57,774,697
Anhui Conch Cement Co. Ltd. Class H(b)	4,100,000	24,282,111
Anta Sports Products Ltd.	8,991,438	13,318,672
Bank of China Ltd. Class H	521,232,000	293,901,902
Bank of Communications Co. Ltd. Class H	92,134,000	109,845,378
BBMG Corp. Class H(a)	10,270,000	10,760,101
Beijing Capital International Airport Co. Ltd. Class H(a)	31,178,000	21,643,148
Beijing Enterprises Holdings Ltd.	7,654,000	51,996,813
Belle International Holdings Ltd.(b)	31,267,000	38,851,017
Chaoda Modern Agriculture (Holdings) Ltd.	12,201,942	10,721,757
China Agri-Industries Holdings Ltd.	28,630,000	36,202,396

China CITIC Bank Class H	27,347,000	22,582,892
China Coal Energy Co. Class H	44,974,000	76,251,216
China Communications Construction Co. Ltd. Class H	54,776,000	52,513,265
China Construction Bank Class H	458,327,000	408,050,980
China COSCO Holdings Co. Ltd. Class H(b)	45,034,000	59,385,622
China Everbright Ltd.(b)	43,162,000	102,584,342
China High Speed Transmission Equipment Group Co. Ltd.(b)	12,270,000	28,972,472
China Life Insurance Co. Ltd. Class H	99,806,000	499,664,239
China Mengniu Dairy Co. Ltd.(a)	16,253,000	50,016,329
China Merchants Bank Co. Ltd. Class H	40,771,400	110,475,204
China Merchants Holdings (International) Co. Ltd.(b)	15,494,000	48,180,409
China Mobile Ltd.	71,654,500	671,227,873
China National Building Material Co. Ltd. Class H(b)	24,542,000	47,246,394
China Overseas Land & Investment Ltd.	56,798,960	122,097,078
China Petroleum & Chemical Corp. Class H	242,814,000	202,079,999
China Railway Construction Corp. Class H(b)	18,573,500	24,492,580
China Railway Group Ltd. Class H(a)	39,107,000	30,881,317
China Resources Enterprise Ltd.	27,412,000	85,771,372
China Resources Land Ltd.(b)	58,614,000	135,981,848
China Resources Power Holdings Co. Ltd.	21,626,999	44,090,319
China Shenhua Energy Co. Ltd. Class H	29,838,500	145,917,066
China Shipping Container Lines Co. Ltd. Class H(a)(b)	100,162,000	36,833,055
China Shipping Development Co. Ltd. Class H	35,112,000	51,557,010
China Telecom Corp. Ltd. Class H	54,694,000	24,206,037
China Travel International Investment Hong Kong Ltd.(b)	176,216,951	47,293,440
China Unicom (Hong Kong) Ltd.	46,854,000	62,994,740
China Yurun Food Group Ltd.	3,827,000	9,382,141
CITIC Pacific Ltd.(b)	27,347,000	72,335,825
CNOOC Ltd.	225,195,000	346,938,871
COSCO Pacific Ltd.(b)	11,574,000	16,128,617
Datang International Power Generation Co. Ltd. Class H(b)	31,190,000	13,723,334
Denway Motors Ltd.	78,214,000	48,037,604
Dongfang Electric Corp. Ltd. Class H	7,654,000	40,195,067
Dongfeng Motor Group Co. Ltd. Class H	36,804,000	56,510,854
Fosun International Ltd.(b)	12,267,000	8,879,553
Golden Eagle Retail Group Ltd.	8,216,000	18,064,249
GOME Electrical Appliances Holdings Ltd.(a)(b)	88,672,200	33,523,164
Greentown China Holdings Ltd.	7,189,000	11,353,762
Guangdong Investment Ltd.	27,258,110	15,158,733
Guangzhou R&F Properties Co. Ltd. Class H(b)	20,325,600	35,615,007
Harbin Power Equipment Co. Ltd. Class H(b)	12,276,000	11,214,503
Hengan International Group Co. Ltd.	3,796,000	27,257,201
Huaneng Power International Inc. Class H(b)	42,934,000	26,812,456
Industrial and Commercial Bank of China Ltd. Class H	511,139,000	431,986,534

Jiangsu Expressway Co. Ltd. Class H	11,580,000	10,264,911
Jiangxi Copper Co. Ltd. Class H(b)	42,682,000	108,933,370
Lenovo Group Ltd.(b)	97,792,000	56,402,810
Li Ning Co. Ltd.(b)	8,190,000	26,894,383
Maanshan Iron & Steel Co. Ltd. Class H(a)(b)	61,334,000	41,548,034
Nine Dragons Paper (Holdings) Ltd.	18,486,000	33,727,352
Parkson Retail Group Ltd.(b)	4,853,500	8,078,573
PetroChina Co. Ltd. Class H	215,292,000	266,679,122
PICC Property and Casualty Co. Ltd. Class H(a)(b)	27,254,000	21,978,607
Ping An Insurance (Group) Co. of China Ltd. Class H	21,901,500	204,315,846
Poly (Hong Kong) Investments Ltd.	17,953,498	25,574,553
Shanghai Industrial Holdings Ltd.	8,182,000	40,961,995
Shimao Property Holdings Ltd.	27,597,000	52,415,481
Shui On Land Ltd.(b)	64,034,450	37,758,939
Sinofert Holdings Ltd.(b)	64,204,000	32,805,538
Sino-Ocean Land Holdings Ltd.	59,279,000	59,124,878
Sinopec Shanghai Petrochemical Co. Ltd. Class H(a)(b)	46,878,000	18,327,431
Tencent Holdings Ltd.	10,246,100	189,450,027
Tingyi (Cayman Islands) Holding Corp.	3,734,000	9,250,505
XinAo Gas Holdings Ltd.	8,216,000	20,714,520
Yanzhou Coal Mining Co. Ltd. Class H	42,934,800	85,535,546
Zhejiang Expressway Co. Ltd. Class H	42,934,000	41,936,012
Zijin Mining Group Co. Ltd. Class H	101,712,000	106,565,866

		6,733,103,662
COLOMBIA—0.40%
Bancolombia SA SP ADR	3,490,778	149,754,376

		149,754,376
CZECH REPUBLIC—1.21%
CEZ AS	6,645,104	332,286,706
Komercni Banka AS	540,563	118,051,614

		450,338,320
EGYPT—0.43%
Orascom Construction Industries Co. SP GDR(b)	2,791,954	113,772,126
Orascom Telecom Holding SAE SP GDR(b)(c)	1,947,785	46,746,840

		160,518,966
HUNGARY—1.21%
Magyar Telekom Telecommunications PLC	4,774,549	19,091,323
MOL Hungarian Oil and Gas Nyrt(a)(b)	1,097,995	96,167,791
OTP Bank Nyrt(a)(b)	4,988,604	148,921,138
Richter Gedeon Nyrt(b)	806,907	187,400,244

		451,580,496
INDIA—6.46%
HDFC Bank Ltd. SP ADR(b)	4,965,071	668,050,303
ICICI Bank Ltd. SP ADR	11,612,636	431,990,059

Infosys Technologies Ltd. SP ADR(b)	9,321,521	475,117,925
Mahanagar Telephone Nigam Ltd. SP ADR(b)	6,642,291	21,521,023
Reliance Industries Ltd. SP GDR(b)(d)	9,827,892	449,134,664
Tata Communications Ltd. SP ADR(b)	8,182,956	134,445,967
Wipro Ltd. SP ADR(b)	11,718,242	234,364,840

		2,414,624,781
INDONESIA—2.20%
PT Adaro Energy Tbk	96,538,000	17,765,851
PT Aneka Tambang Tbk	247,726,500	57,641,279
PT Astra Agro Lestari Tbk	4,853,500	11,447,176
PT Astra International Tbk	31,328,500	107,189,527
PT Bank Central Asia Tbk	176,330,500	89,517,335
PT Bank Danamon Indonesia Tbk	40,131,487	18,781,791
PT Bank Mandiri Tbk	106,717,500	50,226,639
PT Bank Negara Indonesia (Persero) Tbk	35,417,942	7,585,546
PT Bank Rakyat Indonesia Tbk	90,110,061	70,525,061
PT Bumi Resources Tbk	374,061,500	92,971,392
PT Indo Tambangraya Megah Tbk	2,631,202	7,986,832
PT Indofood Sukses Makmur Tbk	54,803,000	17,823,292
PT Indosat Tbk	2,000,560	1,026,199
PT International Nickel Indonesia Tbk(a)	14,653,500	5,346,861
PT Perusahaan Gas Negara Tbk	186,043,500	71,820,071
PT Semen Gresik (Persero) Tbk	13,673,500	10,557,012
PT Telekomunikasi Indonesia Tbk	121,430,000	115,586,462
PT Unilever Indonesia Tbk	933,500	1,090,976
PT United Tractors Tbk	42,262,150	66,823,812

		821,713,114
ISRAEL—3.27%
Bank Hapoalim Ltd.(a)	20,947,451	81,104,729
Bank Leumi le-Israel(a)	27,783,017	115,411,451
Check Point Software Technologies Ltd.(a)(b)	1,764,634	55,744,788
Discount Investment Corp. Ltd.(b)	115,486	2,618,881
Elbit Systems Ltd.(b)	1,396,437	85,152,640
Israel Chemicals Ltd.(b)	11,884,854	152,968,713
Israel Corp. Ltd. (The)(a)(b)	33,227	24,406,487
Israel Discount Bank Ltd. Class A(a)(b)	32,607,157	69,660,549
Makhteshim-Agan Industries Ltd.	5,726,979	27,792,803
Mizrahi Tefahot Bank Ltd.(a)(b)	10,396,319	91,308,828
NICE Systems Ltd.(a)	303,532	9,318,508
Teva Pharmaceutical Industries Ltd.	9,216,273	494,662,154
Teva Pharmaceutical Industries Ltd. SP ADR	191,904	10,130,612

		1,220,281,143
MALAYSIA—0.95%
AirAsia Bhd(a)	15,945,500	5,969,281
Alliance Financial Group Bhd	1,464,100	1,143,660
AMMB Holdings Bhd	19,781,275	28,279,789
Astro All Asia Networks PLC	1,310,300	1,293,885

Axiata Group Bhd(a)	8,105,200	7,358,590
Berjaya Sports Toto Bhd	3,618,200	4,415,430
British American Tobacco (Malaysia) Bhd	52,700	688,168
Bursa Malaysia Bhd	5,274,500	12,515,763
CIMB Group Holdings Bhd	6,701,200	24,967,772
DiGi.Com Bhd	26,000	166,308
Gamuda Bhd	26,244,100	21,660,569
Genting Bhd	19,161,600	39,255,157
Genting Malaysia Bhd	44,594,700	36,937,688
Genting Plantations Bhd	1,532,400	2,782,486
Hong Leong Bank Bhd	150,000	352,395
Hong Leong Financial Group Bhd	445,600	907,619
IGB Corp. Bhd(a)	9,153,100	5,450,040
IJM Corp. Bhd	12,043,620	15,939,824
IOI Corp. Bhd	13,732,800	21,899,616
KLCC Property Holdings Bhd	1,020,100	992,286
Kuala Lumpur Kepong Bhd	1,236,600	5,686,355
Lafarge Malayan Cement Bhd	389,400	705,913
Malayan Banking Bhd	3,734,000	7,429,477
MMC Corp. Bhd	8,142,300	5,760,212
Parkson Holdings Bhd	3,301,559	5,060,606
Petronas Dagangan Bhd	294,600	774,600
PLUS Expressways Bhd	498,000	485,889
PPB Group Bhd	260,900	1,215,098
RHB Capital Bhd	1,312,800	2,054,817
Sime Darby Bhd	15,327,473	40,526,878
SP Setia Bhd	7,706,700	7,973,623
Tanjong PLC	540,000	2,572,262
Telekom Malaysia Bhd	2,249,800	2,022,665
Tenaga Nasional Bhd	8,657,700	21,487,939
UMW Holdings Bhd	1,715,600	3,185,934
YTL Corp. Bhd	5,215,308	10,838,002
YTL Power International Bhd	4,425,060	2,921,779

		353,678,375
MEXICO—4.81%
Alfa SAB de CV Series A(b)	8,054,300	50,910,653
America Movil SAB de CV Series L	184,693,600	447,681,344
Cemex SAB de CV CPO(a)	96,399,571	109,810,240
Desarrolladora Homex SAB de CV(a)(b)	1,987,300	11,534,417
Fomento Economico Mexicano SAB de CV BD Units	35,444,600	161,721,695
Grupo Bimbo SAB de CV Series A	578,700	3,696,039
Grupo Carso SAB de CV Series A1(b)	1,756,341	5,249,391
Grupo Financiero Banorte SAB de CV Series O	20,769,656	72,023,256
Grupo Mexico SAB de CV Series B	64,309,763	151,545,741
Grupo Modelo SAB de CV Series C(a)	24,089,998	126,173,926
Grupo Televisa SA CPO	38,187,100	157,752,324
Industrias Penoles SAB de CV	1,950,788	45,548,494
Kimberly-Clark de Mexico SAB de CV Series A	13,915,000	58,518,534

Telefonos de Mexico SAB de CV Series L	84,018,800	75,654,194
Telmex Internacional SAB de CV Series L	89,719,000	69,176,392
Urbi Desarrollos Urbanos SAB de CV(a)(b)	6,699,000	13,647,433
Wal-Mart de Mexico SAB de CV Series V(b)	57,379,200	235,568,300

		1,796,212,373
PERU—0.92%
Compania de Minas Buenaventura SA SP ADR	5,832,651	234,180,938
Southern Copper Corp.(b)	3,196,414	111,363,064

		345,544,002
PHILIPPINE ISLANDS—1.20%
Ayala Corp.	8,519,373	54,131,354
Ayala Land Inc.	67,005,400	16,675,070
Bank of the Philippine Islands	54,448,340	54,777,002
Globe Telecom Inc.	900,680	18,122,334
Jollibee Foods Corp.(e)	70,700,400	81,609,061
Manila Electric Co.	17,741,112	78,532,085
Metropolitan Bank & Trust Co.	970,740	935,480
Philippine Long Distance Telephone Co.	1,121,440	61,160,818
SM Investments Corp.	3,761,311	25,093,995
SM Prime Holdings Inc.	270,761,820	56,199,637

		447,236,836
POLAND—0.18%
Bank Pekao SA(a)	109,927	6,988,442
Polski Koncern Naftowy ORLEN SA(a)	2,426,683	27,260,684
Polskie Gornictwo Naftowe i Gazownictwo SA	10,015,237	13,638,478
Powszechna Kasa Oszczednosci Bank Polski SA	1,425,543	19,361,165

		67,248,769
RUSSIA—6.02%
JSC MMC Norilsk Nickel SP ADR(a)	8,332,861	114,576,839
LUKOIL SP ADR	5,656,443	328,639,338
Mechel OAO SP ADR	3,932,841	76,493,757
Mobile TeleSystems SP ADR	2,226,895	111,522,902
Novolipetsk Steel SP GDR(a)(c)	1,923,050	57,941,497
OAO Gazprom SP ADR	26,216,167	595,631,314
OAO NovaTek SP GDR(c)	1,310,125	85,027,113
OAO Tatneft SP ADR	3,911,303	118,316,916
OJSC Comstar United Telesystems SP GDR	851,924	4,395,928
OJSC Rosneft Oil Co. SP GDR	12,063,228	97,108,985
Polyus Gold SP ADR	2,353,041	67,532,277
Rostelecom SP ADR(b)	1,001,140	34,238,988
Sberbank GDR(c)	767,858	193,674,366
Surgutneftegaz SP ADR	6,669,032	59,421,075
Uralkali SP GDR(a)(c)	2,620,922	59,966,695
Vimpel-Communications SP ADR	6,996,125	133,556,026
VTB Bank OJSC SP GDR(b)(c)	16,650,195	71,595,839

Wimm-Bill-Dann Foods OJSC SP ADR(a)(b)	1,984,270	39,486,973

		2,249,126,828
SOUTH AFRICA—7.86%
Absa Group Ltd.	642,391	11,020,196
African Bank Investments Ltd.	20,314,825	78,938,699
African Rainbow Minerals Ltd.	487,689	10,426,692
Anglo Platinum Ltd.(a)	827,283	84,818,144
AngloGold Ashanti Ltd.	2,318,923	101,093,779
ArcelorMittal South Africa Ltd.	5,542,541	76,587,704
Aveng Ltd.	2,937,922	14,625,869
Bidvest Group Ltd.	4,387,638	70,765,403
Exxaro Resources Ltd.	2,847,817	34,868,492
FirstRand Ltd.	51,132,238	119,501,762
Foschini Ltd.	9,601,180	73,375,764
Gold Fields Ltd.	7,472,112	108,679,782
Harmony Gold Mining Co. Ltd.	4,420,571	48,772,151
Impala Platinum Holdings Ltd.	7,052,954	162,984,944
Imperial Holdings Ltd.	5,452,721	59,352,838
Investec Ltd.	6,650,000	50,123,852
Kumba Iron Ore Ltd.	728,611	24,704,494
Liberty Holdings Ltd.	1,401,526	12,596,715
Massmart Holdings Ltd.	828,467	9,387,937
MTN Group Ltd.	17,282,793	276,254,944
Murray & Roberts Holdings Ltd.	3,697,801	23,802,052
Naspers Ltd. Class N	6,296,909	234,948,479
Nedbank Group Ltd.(b)	5,598,063	85,113,003
Netcare Ltd.(a)(b)	30,995,162	50,461,362
Northam Platinum Ltd.(b)	501,555	2,685,847
Pick’n Pay Stores Ltd.	8,867,174	47,722,690
Pretoria Portland Cement Co. Ltd.	6,597,102	27,534,341
Remgro Ltd.	1,602,269	18,652,267
Reunert Ltd.	2,766,158	20,395,635
Sanlam Ltd.	31,277,615	93,215,267
Sappi Ltd.(a)	1,779,219	7,713,201
Sasol Ltd.	7,882,205	308,405,290
Shoprite Holdings Ltd.	19,617,517	163,544,196
Standard Bank Group Ltd.	15,539,640	200,302,400
Steinhoff International Holdings Ltd.(b)	3,292,403	7,987,087
Tiger Brands Ltd.	3,333,507	72,467,251
Truworths International Ltd.	16,315,351	91,342,697
Woolworths Holdings Ltd.	22,062,394	49,424,987

		2,934,598,213
SOUTH KOREA—12.32%
Celltrion Inc.(a)(b)	205,927	2,408,503
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	884,390	10,914,170
Dongkuk Steel Mill Co. Ltd.	223,860	4,755,196
Doosan Corp.	304,560	18,360,557

Doosan Heavy Industries & Construction Co. Ltd.(b)	231,790	11,481,858
GS Engineering & Construction Corp.	132,720	12,441,073
Hanjin Heavy Industries & Construction Co. Ltd.(b)	856,070	15,975,851
Hynix Semiconductor Inc.(a)(b)	2,073,960	32,907,260
Hyosung Corp.	79,454	5,739,711
Hyundai Engineering & Construction Co. Inc.	325,410	18,554,079
Hyundai Heavy Industries Co. Ltd.	375,500	48,600,576
Hyundai Mipo Dockyard Co. Ltd.	132,220	9,199,001
Hyundai Motor Co. Ltd.(b)	755,295	64,305,302
Hyundai Steel Co.	216,240	14,430,877
KB Financial Group Inc. SP ADR(a)(b)	12,959,526	652,641,729
Kia Motors Corp.(a)	860,200	12,686,988
Korea Electric Power Corp. SP ADR(a)(b)	26,173,017	359,093,793
Korea Zinc Co. Ltd.	12,200	2,240,024
KT Corp. SP ADR	14,868,064	246,958,543
LG Chem Ltd.	107,670	19,398,749
LG Corp.	342,680	18,743,075
LG Display Co. Ltd. SP ADR(b)	12,858,283	180,015,962
LG Electronics Inc.(b)	215,090	19,052,520
Mirae Asset Securities Co. Ltd.	111,240	5,577,307
NCsoft Corp.(b)	194,267	25,227,311
NHN Corp.(a)	187,575	29,842,944
OCI Co. Ltd.(b)	112,850	19,264,469
POSCO SP ADR(b)	7,405,142	882,692,926
Samsung C&T Corp.	617,120	24,200,784
Samsung Electronics Co. Ltd. SP GDR(b)(c)	4,357,856	1,352,024,824
Samsung Engineering Co. Ltd.	187,990	17,541,207
Samsung Heavy Industries Co. Ltd.	2,036,070	40,098,042
Samsung Techwin Co. Ltd.	495,471	40,181,386
Shinhan Financial Group Co. Ltd.(a)	775,900	30,394,088
Shinhan Financial Group Co. Ltd. SP ADR	704,882	55,629,287
SK Energy Co. Ltd.	202,980	19,027,193
SK Holdings Co. Ltd.	75,650	5,477,924
SK Telecom Co. Ltd. SP ADR	13,537,957	224,323,947
STX Offshore & Shipbuilding Co. Ltd.(b)	1,695,930	16,772,614
STX Pan Ocean Co. Ltd.(b)	2,279,800	21,468,705
Taewoong Co. Ltd.(b)	44,501	2,839,675
Taihan Electric Wire Co. Ltd.(b)	514,957	7,174,324
Tong Yang Securities Inc.	243,630	2,419,957

		4,603,084,311
TAIWAN—10.36%
Asia Cement Corp.	3,945,081	4,192,852
AU Optronics Corp. SP ADR(b)	27,222,624	284,476,421
Capital Securities Corp.(a)	19,999,000	9,819,578
Catcher Technology Co. Ltd.	3,873,210	10,929,099
Cathay Financial Holding Co. Ltd.(a)	14,063,000	24,473,352
Cheng Shin Rubber Industry Co. Ltd.	11,779,515	26,612,721
China Steel Corp.	13,279,000	12,524,244
Chinatrust Financial Holding Co. Ltd.	57,855,000	33,441,157

Chinese Gamer International Corp.	913,000	12,483,918
Chunghwa Telecom Co. Ltd. SP ADR	34,620,163	615,892,700
Clevo Co.(a)	5,930,000	8,421,673
CMC Magnetics Corp.(a)	8,136,000	1,855,814
Compal Communications Inc.	7,538,750	10,846,954
Compal Electronics Inc.	3,874,000	5,140,613
Epistar Corp.	2,314,345	7,479,781
Eternal Chemical Co. Ltd.	105,000	100,011
Evergreen International Storage & Transport Corp.(a)	7,904,000	6,595,059
Evergreen Marine Corp. Ltd.(a)	15,981,000	8,219,197
Far Eastern Department Stores Co. Ltd.	7,455,000	7,888,460
Far Eastern New Century Corp.	24,096,434	28,155,813
Farglory Land Development Co. Ltd.	15,066,000	33,148,103
Feng Hsin Iron & Steel Co. Ltd.	5,448,000	8,719,103
Formosa International Hotels Corp.	93,000	1,158,924
Formosa Plastics Corp.	2,050,000	4,070,823
Foxconn Technology Co. Ltd.	165,272	577,802
Giant Manufacturing Co. Ltd.	183,000	491,920
HannStar Display Corp.(a)	11,767,963	2,439,240
Hon Hai Precision Industry Co. Ltd.	74,893,762	316,527,911
HTC Corp.	9,607,990	108,981,521
Innolux Display Corp.	3,952,000	5,600,273
KGI Securities Co. Ltd.	51,309,000	25,033,447
Largan Precision Co. Ltd.	554,000	6,645,452
Macronix International Co. Ltd.	23,056,275	11,284,886
MediaTek Inc.	5,772,802	90,954,057
MiTAC International Corp.	7,403,728	3,520,216
Motech Industries Inc.	3,913,000	14,348,923
Nan Ya Plastics Corp.	2,050,000	3,471,985
Phison Electronics Corp.	1,183,000	8,363,607
Polaris Securities Co. Ltd.(a)	37,820,000	20,156,407
Prime View International Co. Ltd.(a)	4,528,000	10,004,686
Ruentex Industries Ltd.(a)	9,281,000	15,574,567
Shin Kong Financial Holding Co. Ltd.(a)	15,286,000	6,175,394
Siliconware Precision Industries Co. SP ADR	50,268,776	337,806,175
Sincere Navigation Corp.	494,000	587,967
Synnex Technology International Corp.	4,922,280	9,896,874
Taiwan Cement Corp.	28,999,190	30,234,713
Taiwan Fertilizer Co. Ltd.	6,481,000	20,845,381
Taiwan Glass Industrial Corp.	2,902,000	2,308,686
Taiwan Mobile Co. Ltd.	1,025,000	1,927,111
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR(b)	97,656,935	1,014,655,555
Tatung Co. Ltd.(a)	61,681,000	14,471,909
Teco Electric and Machinery Co. Ltd.	10,822,000	4,321,536
TSRC Corp.	3,052,000	3,604,090
Tung Ho Steel Enterprise Corp.	10,688,000	10,894,260
U-Ming Marine Transport Corp.	4,010,000	7,950,465
Uni-President Enterprises Co.	6,689,012	7,836,656
United Microelectronics Corp. SP ADR(a)(b)	144,440,599	489,653,631

Walsin Lihwa Corp.(a)	17,202,000	5,853,566
Wistron Corp.	1,290,000	2,369,216
Yang Ming Marine Transport Corp.	30,031,978	10,592,714
Young Fast Optoelectronics Co. Ltd.	850,000	10,090,432
Yuanta Financial Holding Co. Ltd.	38,829,000	26,184,446
Yulon Motor Co. Ltd.	32,452,000	39,582,989

		3,868,467,036
THAILAND—1.28%
Bangkok Bank PCL	7,972,800	26,979,696
Banpu PCL	2,511,000	40,937,344
IRPC PCL	141,798,000	15,866,704
Kasikornbank PCL	16,172,200	42,321,594
Krung Thai Bank PCL	68,353,600	18,710,115
PTT Aromatics & Refining PCL	40,350,786	26,580,906
PTT Chemical PCL	12,405,068	26,119,860
PTT Exploration and Production PCL	30,018,300	117,833,905
PTT PCL	17,446,100	117,549,298
Ratchaburi Electricity Generating Holding PCL	23,705,100	23,530,404
Siam Cement PCL	2,544,600	17,451,310
Thai Oil PCL NVDR	2,734,700	3,249,230
TMB Bank PCL NVDR(a)	27,026,400	894,241

		478,024,607
TURKEY—1.14%
Akbank TAS(b)	8,641,902	46,334,246
Anadolu Efes Biracilik ve Malt Sanayii AS	411,794	4,308,032
Asya Katilim Bankasi AS(a)(b)	21,180,523	41,823,708
BIM Birlesik Magazalar AS(b)	152,681	5,989,839
Enka Insaat ve Sanayi AS	292,781	1,110,322
Eregli Demir ve Celik Fabrikalari TAS(a)(b)	10,377,374	27,276,738
Migros TAS(a)	1	7
Petkim Petrokimya Holding AS(a)(b)	2,375,681	10,096,722
Turk Sise ve Cam Fabrikalari AS(a)(b)	26,712,838	26,548,656
Turkcell Iletisim Hizmetleri AS(b)	3,398,885	20,667,994
Turkiye Garanti Bankasi AS	27,599,459	93,838,882
Turkiye Is Bankasi AS	8,391,635	28,531,778
Turkiye Petrol Rafinerileri AS(b)	1,448,021	24,616,546
Turkiye Vakiflar Bankasi TAO(a)	28,942,771	59,043,707
Yapi ve Kredi Bankasi AS(a)(b)	18,803,985	35,901,423

		426,088,600

TOTAL COMMON STOCKS
(Cost: $33,526,538,950)		33,942,546,582

Security	Shares	Value

PREFERRED STOCKS—8.62%

BRAZIL—8.62%
Banco Bradesco SA SP ADR	30,787,523	652,387,612
Brasil Telecom SA SP ADR	1,643,644	49,358,629
Centrais Eletricas Brasileiras SA SP ADR	248,698	3,760,314
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR(b)	2,117,241	135,397,562
Companhia de Bebidas das Americas SP ADR	3,345,267	329,040,462
Companhia Energetica de Minas Gerais SP ADR	3,705,607	66,626,814
Companhia Paranaense de Energia SP ADR	587,512	11,861,867
Gerdau SA SP ADR	8,977,718	144,541,260
Gol Linhas Aereas Inteligentes SA SP ADR	630,798	8,932,100
Itausa - Investimentos Itau SA	5,298,000	34,000,618
Net Servicos de Comunicacao SA SP ADR	2,938,041	42,043,367
Petroleo Brasileiro SA SP ADR	22,915,848	1,032,588,111
Tele Norte Leste Participacoes SA SP ADR	3,484,359	75,819,652
Vale SA SP ADR	25,830,244	632,840,978

		3,219,199,346

TOTAL PREFERRED STOCKS
(Cost: $2,524,172,116)		3,219,199,346

Security	Shares	Value

RIGHTS—0.00%

MALAYSIA—0.00%
IOI Corp. Bhd(a)	915,520	636,884

		636,884

TOTAL RIGHTS
(Cost: $0)		636,884

Security	Shares	Value

EXCHANGE-TRADED FUNDS—0.42%

iShares MSCI Malaysia Index Fund(e)	1,196,834	12,997,617
iShares MSCI South Korea Index Fund(b)(e)	1,361,465	60,421,817
iShares MSCI Taiwan Index Fund(b)(e)	6,638,171	81,184,831
TOTAL EXCHANGE-TRADED FUNDS

(Cost: $156,525,050)		154,604,265

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.32%

MONEY MARKET FUNDS—4.32%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(e)(f)(g)	1,377,307,109	1,377,307,109
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(e)(f)(g)	191,213,521	191,213,521
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(e)(f)	45,625,929	45,625,929

		1,614,146,559

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,614,146,559)		1,614,146,559

TOTAL INVESTMENTS IN SECURITIES—104.24%
(Cost: $37,821,382,675)		38,931,133,636
Other Assets, Less Liabilities—(4.24)%		(1,582,867,206)

NET ASSETS—100.00%		$37,348,266,430

GDR  -  Global Depositary Receipts

NVDR  -  Non-Voting Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.98%

CZECH REPUBLIC—5.47%
CEZ AS	3,580	$179,017
Komercni Banka AS	292	63,769
Telefonica O2 Czech Republic AS	1,916	46,192

		288,978
HUNGARY—6.78%
Magyar Telekom Telecommunications PLC	9,208	36,819
MOL Hungarian Oil and Gas Nyrt(a)	1,008	88,286
OTP Bank Nyrt(a)	5,432	162,158
Richter Gedeon Nyrt	308	71,532

		358,795
POLAND—14.90%
Asseco Poland SA	1,260	26,170
Bank Handlowy w Warszawie SA(a)	648	16,045
Bank Millennium SA(a)	5,116	8,316
Bank Pekao SA(a)	2,288	145,456
Bank Zachodni WBK SA(a)	436	25,671
BRE Bank SA(a)	192	15,951
Cyfrowy Polstat SA	2,208	11,006
Getin Holding SA(a)	6,452	18,644
Globe Trade Centre SA(a)	2,632	22,627
Grupa Lotos SA(a)	1,076	12,414
ING Bank Slaski SA(a)	72	18,946
KGHM Polska Miedz SA	2,300	89,559
PBG SA(a)	208	16,326
Polski Koncern Naftowy ORLEN SA(a)	6,508	73,109
Polskie Gornictwo Naftowe i Gazownictwo SA	25,456	34,665
Powszechna Kasa Oszczednosci Bank Polski SA	12,332	167,488
Telekomunikacja Polska SA	12,540	73,017
TVN SA	2,872	12,926

		788,336
RUSSIA—72.83%
Cherepovets MK Severstal SP GDR(a)(b)	4,650	35,991
LUKOIL SP ADR	9,600	557,760
Mechel OAO SP ADR	3,056	59,439
MMC Norilsk Nickel SP ADR(a)	18,400	253,000
Mobile TeleSystems SP ADR	4,376	219,150
Novolipetsk Steel SP GDR(a)(b)	1,848	55,680
OAO Gazprom SP ADR	47,524	1,079,745
OAO NovaTek SP GDR(b)	1,968	127,723
OAO Tatneft SP ADR	5,228	158,147
OAO TMK SP GDR(a)(b)	1,412	24,061
OJSC Comstar United Telesystems SP GDR	4,284	22,106

OJSC Rosneft Oil Co. SP GDR	28,520	229,586
Pharmstandard SP GDR(a)(b)	2,064	40,248
Polyus Gold SP ADR	3,200	91,840
Sberbank GDR(b)	1,642	414,157
Sistema JSFC SP GDR(a)(b)	2,704	48,158
Surgutneftegaz SP ADR	15,800	140,778
Uralkali SP GDR(a)(b)	3,084	70,562
Vimpel-Communications SP ADR	6,100	116,449
VTB Bank OJSC SP GDR(b)	18,400	79,120
Wimm-Bill-Dann Foods OJSC SP ADR(a)	1,472	29,293

		3,852,993

TOTAL COMMON STOCKS
(Cost: $5,099,411)		5,289,102

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	2,269	2,269

		2,269

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,269)		2,269

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $5,101,680)		5,291,371
Other Assets, Less Liabilities—(0.02)%		(910)

NET ASSETS—100.00%		$5,290,461

ADR  -  American Depositary Receipts

GDR  -  Global Depositary Receipts

SP ADR  -  Sponsored American Depositary Receipts

SP GDR  -  Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—97.91%

AUSTRIA—1.08%
Erste Group Bank AG	51,706	$2,102,188
IMMOEAST AG(a)	115,460	757,521
Oesterreichische Elektrizitaetswirtschafts AG Class A	23,343	1,051,380
OMV AG	44,176	1,869,000
Raiffeisen International Bank Holding AG	16,566	982,419
Telekom Austria AG	90,109	1,566,602
Vienna Insurance Group AG	11,797	622,202
voestalpine AG	34,638	1,229,369

		10,180,681
BELGIUM—3.02%
Anheuser-Busch InBev NV	202,808	10,121,108
Belgacom SA	39,407	1,491,813
Colruyt SA	3,963	1,007,012
Compagnie Nationale a Portefeuille SA	13,805	727,073
Delhaize Group SA	28,865	2,184,591
Dexia SA(a)(b)	156,624	1,181,851
Fortis(a)	628,253	2,645,754
Groupe Bruxelles Lambert SA	25,853	2,355,258
KBC Groep NV(a)	46,435	2,066,358
Mobistar SA	6,777	475,665
Solvay SA	17,821	1,880,381
UCB SA	28,506	1,268,945
Umicore	36,144	1,229,912

		28,635,721
FINLAND—3.38%
Elisa OYJ	33,132	714,803
Fortum OYJ	128,010	3,246,052
Kesko OYJ Class B	18,747	637,784
Kone OYJ Class B	42,168	1,706,176
Metso OYJ	36,395	1,170,424
Neste Oil OYJ	39,658	690,670
Nokia OYJ	1,017,805	13,401,275
Nokian Renkaat OYJ	30,873	780,554
Orion OYJ Class B	26,606	546,446
Outokumpu OYJ	32,128	554,707
Pohjola Bank PLC	45,933	484,799
Rautaruukki OYJ	25,602	532,745
Sampo OYJ Class A	117,970	2,798,405
Sanoma OYJ	24,206	507,693
Stora Enso OYJ Class R(a)	179,465	1,371,448
UPM-Kymmene OYJ	156,373	1,988,507
Wartsila OYJ Class B	24,849	927,080

		32,059,568

FRANCE—32.38%
Accor SA	44,678	2,390,635
Aeroports de Paris	8,284	663,524
Air France-KLM(a)(b)	35,642	565,077
Alcatel-Lucent(a)	640,301	2,152,386
ALSTOM	58,232	4,076,703
ArcelorMittal	241,713	9,417,146
Atos Origin SA(a)	13,303	581,598
AXA	478,903	11,410,546
BioMerieux SA	3,263	379,175
BNP Paribas	263,550	21,762,444
Bouygues SA	62,750	3,121,639
Bureau Veritas SA	13,303	664,484
Cap Gemini SA	40,662	1,880,275
Carrefour SA	177,457	8,609,526
Casino Guichard-Perrachon SA	15,311	1,314,406
Christian Dior SA	17,319	1,755,127
CNP Assurances SA	10,291	1,101,458
Compagnie de Saint-Gobain	104,165	5,665,160
Compagnie Generale de Geophysique-Veritas(a)	42,670	870,290
Compagnie Generale des Etablissements Michelin Class B	40,662	3,082,919
Credit Agricole SA	255,016	5,275,925
Danone SA	153,110	9,151,192
Dassault Systemes SA	15,562	895,309
Eiffage SA(b)	11,797	640,179
Electricite de France(b)	64,256	3,706,406
Eramet(b)	1,506	487,592
Essilor International SA	54,969	3,188,458
Eurazeo	9,036	636,458
European Aeronautic Defence and Space Co.(b)	114,205	2,042,966
Eutelsat Communications	18,491	605,061
Fonciere des Regions	7,028	723,621
France Telecom SA	509,530	13,253,328
GDF Suez	338,348	14,126,890
Gecina SA	6,024	662,031
Hermes International(b)	14,809	2,105,512
Icade	6,024	606,861
Iliad SA(b)	4,016	483,379
Imerys SA	10,291	599,475
Ipsen SA	7,028	383,810
JCDecaux SA(a)	17,327	394,110
Klepierre	27,861	1,114,746
Lafarge SA	56,475	4,640,488
Lagardere SCA	33,634	1,432,331
L’Air Liquide SA	69,276	8,050,182
Legrand SA	31,877	875,572
L’Oreal SA	67,770	7,352,201
LVMH Moet Hennessy Louis Vuitton SA(b)	66,766	6,952,586
M6-Metropole Television	18,574	478,525

Natixis(a)	249,996	1,332,427
Neopost SA	9,036	789,553
PagesJaunes Groupe SA	37,308	441,265
Pernod Ricard SA	53,463	4,558,344
PPR SA	21,084	2,551,350
PSA Peugeot Citroen SA(a)	42,921	1,517,871
Publicis Groupe SA	30,873	1,188,444
Renault SA(a)	52,208	2,523,916
Safran SA	57,730	965,970
Sanofi-Aventis	294,674	22,262,011
Schneider Electric SA	65,511	7,169,092
SCOR SE	48,694	1,186,888
SES SA	80,069	1,702,797
Societe BIC	7,028	491,119
Societe des Autoroutes Paris-Rhin-Rhone	6,777	564,795
Societe Generale	172,688	12,156,942
Societe Television Francaise 1	33,638	598,959
Sodexo	30,120	1,691,253
STMicroelectronics NV	186,493	1,497,673
Suez Environnement SA	75,802	1,686,026
Technip SA	29,367	2,003,456
Thales SA	27,383	1,342,701
Total SA	595,372	36,836,043
Unibail-Rodamco SE	23,594	5,313,428
Vallourec SA	15,562	2,602,751
Veolia Environnement	106,675	3,610,729
Vinci SA	116,715	6,452,847
Vivendi SA	332,073	9,567,324

		306,935,686
GERMANY—23.14%
Adidas AG	54,969	3,146,781
Allianz SE Registered	127,257	15,632,308
BASF SE	258,279	15,572,730
Bayer AG	223,892	17,139,792
Bayerische Motoren Werke AG	92,117	4,346,073
Beiersdorf AG	26,606	1,730,014
Celesio AG	23,594	622,380
Commerzbank AG(a)(b)	207,577	1,938,436
Daimler AG Registered	252,757	12,795,955
Deutsche Bank AG Registered	166,162	11,988,152
Deutsche Boerse AG	55,722	4,642,195
Deutsche Lufthansa AG Registered	63,252	1,009,461
Deutsche Post AG Registered	239,956	4,492,417
Deutsche Postbank AG(a)	26,104	917,859
Deutsche Telekom AG Registered	790,148	11,649,355
E.ON AG	535,383	21,172,020
Fraport AG	11,295	559,267
Fresenius Medical Care AG & Co. KGaA	53,212	2,828,899
Fresenius SE	7,279	421,943
GEA Group AG	46,686	984,092

Hannover Rueckversicherung AG Registered(a)	17,570	837,261
HeidelbergCement AG	39,407	2,615,036
Henkel AG & Co. KGaA	36,646	1,581,231
Hochtief AG	11,797	926,308
Infineon Technologies AG(a)	299,443	1,434,124
K+S AG	42,419	2,555,073
Linde AG	41,666	5,122,024
MAN SE	29,869	2,443,988
Merck KGaA	18,323	1,727,855
METRO AG	32,379	2,034,421
Muenchener Rueckversicherungs-Gesellschaft AG Registered	55,973	8,775,782
Puma AG	1,506	517,324
QIAGEN NV(a)	57,981	1,282,243
RWE AG	118,221	10,850,031
Salzgitter AG	11,295	1,077,665
SAP AG	240,458	11,487,390
Siemens AG Registered	231,673	22,698,881
SolarWorld AG(b)	24,600	556,583
Suedzucker AG	19,327	422,191
ThyssenKrupp AG	94,376	3,438,850
TUI AG(a)(b)	58,734	464,710
United Internet AG Registered(a)	34,891	470,929
Volkswagen AG(b)	12,801	1,575,940
Wacker Chemie AG	4,769	785,016

		219,270,985
GREECE—1.37%
Coca-Cola Hellenic Bottling Co. SA SP ADR	95,331	2,084,889
Hellenic Telecommunications Organization SA SP ADR	381,776	2,966,400
National Bank of Greece SA SP ADR	1,312,802	7,929,324

		12,980,613
IRELAND—0.77%
Anglo Irish Bank Corp. Ltd.(c)	446,666	67
CRH PLC	196,282	4,944,864
Elan Corp. PLC(a)	142,066	936,347
Kerry Group PLC Class A	40,662	1,205,208
Ryanair Holdings PLC(a)	43,520	180,923

		7,267,409
ITALY—10.16%
A2A SpA	287,897	560,609
Assicurazioni Generali SpA	326,802	8,443,986
Atlantia SpA	74,547	1,925,044
Autogrill SpA(a)	48,192	596,551
Banca Carige SpA	196,031	546,830
Banca Monte dei Paschi di Siena SpA	691,722	1,330,340
Banca Popolare di Milano Scrl	134,481	1,043,839

Banco Popolare SpA(a)	193,019	1,582,248
Enel SpA	1,837,756	10,995,073
Eni SpA	732,418	18,143,660
Exor SpA	23,265	443,946
Fiat SpA(a)	214,856	3,170,903
Finmeccanica SpA	118,974	1,970,196
Fondiaria-Sai SpA	19,327	320,053
Intesa Sanpaolo SpA(a)	2,194,242	9,504,128
Italcementi SpA	23,932	319,959
Luxottica Group SpA	27,266	678,716
Mediaset SpA	194,525	1,476,313
Mediobanca SpA(a)	138,212	1,649,661
Mediolanum SpA	49,447	321,447
Parmalat SpA	477,162	1,388,358
Pirelli & C. SpA(a)	802,698	507,360
Prysmian SpA	26,559	446,593
Saipem SpA	74,798	2,405,423
Snam Rete Gas SpA	392,313	1,968,730
Telecom Italia SpA	2,749,454	4,400,334
Tenaris SA	133,532	2,634,284
Terna SpA	332,324	1,380,802
UniCredit SpA(a)	3,919,128	13,386,061
Unione di Banche Italiane ScpA	174,445	2,395,103
Unipol Gruppo Finanziario SpA(a)(b)	285,638	389,389

		96,325,939
NETHERLANDS—7.28%
Aegon NV(a)	442,262	3,178,520
Akzo Nobel NV	65,009	4,121,701
ASML Holding NV	119,476	3,670,019
Corio NV	15,060	1,026,509
Fugro NV CVA	17,963	1,018,070
Heineken Holding NV	26,104	1,075,604
Heineken NV	65,511	3,080,477
ING Groep NV CVA(a)	548,614	5,109,997
Koninklijke Ahold NV	331,069	4,463,016
Koninklijke DSM NV	44,678	2,197,453
Koninklijke KPN NV	471,127	8,360,599
Koninklijke Philips Electronics NV	272,837	7,461,298
Randstad Holding NV(a)	29,116	1,270,309
Reed Elsevier NV	215,860	2,511,955
Royal Boskalis Westminster NV CVA	19,327	767,924
Royal Vopak NV(a)	4,016	314,856
SBM Offshore NV	43,608	822,969
TNT NV	104,416	3,028,699
Unilever NV CVA	453,306	13,887,051
Wolters Kluwer NV	76,053	1,655,641

		69,022,667
PORTUGAL—1.00%
Banco Comercial Portugues SA Registered	768,562	1,017,723

Banco Espirito Santo SA Registered	163,652	1,144,957
BRISA – Auto-estradas de Portugal SA	62,248	623,352
CIMPOR – Cimentos de Portugal SGPS SA	77,810	592,278
EDP Renovaveis SA(a)	61,495	604,086
Energias de Portugal SA	523,335	2,399,555
Galp Energia SGPS SA Class B	44,929	810,462
Jeronimo Martins SGPS SA	60,240	590,582
Portugal Telecom SGPS SA Registered	140,811	1,702,035

		9,485,030
SPAIN—14.33%
Abertis Infraestructuras SA	81,826	1,864,241
Acciona SA	7,781	998,811
Acerinox SA	38,152	789,884
Actividades de Construcciones y Servicios SA	40,160	1,998,753
Banco Bilbao Vizcaya Argentaria SA	999,482	18,824,679
Banco de Sabadell SA(b)	279,363	1,778,348
Banco de Valencia SA	82,077	671,583
Banco Popular Espanol SA(b)	254,012	2,150,876
Banco Santander SA	2,283,347	39,114,655
Bankinter SA	85,340	914,173
Cintra Concesiones de Infraestructuras de Transporte SA	55,471	600,459
Criteria CaixaCorp SA	241,713	1,233,846
Enagas SA	52,283	1,131,507
Fomento de Construcciones y Contratas SA	8,534	363,747
Gamesa Corporacion Tecnologica SA	54,718	1,043,316
Gas Natural SDG SA	69,276	1,436,864
Gestevision Telecinco SA	29,869	332,741
Grifols SA	42,670	713,657
Grupo Ferrovial SA(b)	15,060	655,473
Iberdrola Renovables SA	274,343	1,313,913
Iberdrola SA	1,022,574	9,702,726
Iberia Lineas Aereas de Espana SA(a)	123,743	360,416
Indra Sistemas SA	31,304	743,512
Industria de Diseno Textil SA	59,989	3,821,436
Mapfre SA	202,083	891,988
Mapfre SA New(c)	4,741	20,927
Red Electrica Corporacion SA	31,124	1,700,900
Repsol YPF SA	206,322	5,668,636
Sacyr Vallehermoso SA(a)(b)	25,602	353,241
Telefonica SA	1,178,947	33,842,631
Zardoya Otis SA	36,897	773,319

		135,811,258

TOTAL COMMON STOCKS
(Cost: $1,189,258,250)		927,975,557

Security	Shares	Value

PREFERRED STOCKS—1.31%

GERMANY—1.03%
Bayerische Motoren Werke AG	15,311	504,338
Fresenius SE	22,339	1,491,129
Henkel AG & Co. KGaA	49,949	2,515,946
Porsche Automobil Holding SE	25,853	1,799,047
RWE AG NVS	11,295	952,517
Volkswagen AG	29,869	2,533,676

		9,796,653
ITALY—0.28%
Intesa Sanpaolo SpA RNC	279,865	914,932
Telecom Italia SpA RNC	1,556,702	1,761,046

		2,675,978

TOTAL PREFERRED STOCKS
(Cost: $18,547,784)		12,472,631

Security	Shares	Value

RIGHTS—0.17%

BELGIUM—0.00%
Fortis(a)(b)(c)	619,476	93

		93
FRANCE—0.01%
Pernod Ricard SA(a)(c)	53,463	91,167

		91,167
GERMANY—0.01%
K+S AG(a)	42,419	142,019

		142,019
NETHERLANDS—0.15%
ING Groep NV(a)	556,467	1,378,495

		1,378,495

TOTAL RIGHTS
(Cost: $4,426,487)		1,611,774

Security	Shares	Value

WARRANTS—0.00%

ITALY—0.00%
Mediobanca SpA (Expires 3/18/11)(a)	121,599	17,581

		17,581

TOTAL WARRANTS
(Cost: $0)		17,581

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.80%

MONEY MARKET FUNDS—1.80%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	13,995,156	13,995,156
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	1,942,968	1,942,968
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	1,104,977	1,104,977

		17,043,101
TOTAL SHORT-TERM INVESTMENTS

(Cost: $17,043,101)		17,043,101

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $1,229,275,622)		959,120,644
Other Assets, Less Liabilities—(1.19)%		(11,303,789)

NET ASSETS—100.00%		$947,816,855

NVS  -  Non-Voting Shares

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.68%
JCDecaux SA(a)	19,093	$434,279
PagesJaunes Groupe SA	35,832	423,808
Publicis Groupe SA	33,245	1,279,753

		2,137,840
AEROSPACE & DEFENSE—1.34%
European Aeronautic Defence and Space Co.(b)	115,351	2,063,466
Safran SA	53,070	887,996
Thales SA	25,315	1,241,298

		4,192,760
AIRLINES—0.19%
Air France-KLM (a)(b)	37,942	601,542

		601,542
APPAREL—0.68%
Hermes International(b)	15,006	2,133,521

		2,133,521
AUTO MANUFACTURERS—1.30%
PSA Peugeot Citroen SA(a)	43,066	1,522,999
Renault SA(a)	52,460	2,536,098

		4,059,097
AUTO PARTS & EQUIPMENT—1.01%
Compagnie Generale des Etablissements Michelin Class B	41,724	3,163,438

		3,163,438
BANKS—13.23%
BNP Paribas	268,095	22,137,743
Credit Agricole SA	262,727	5,435,455
Natixis(a)	247,172	1,317,375
Societe Generale	178,059	12,535,051

		41,425,624
BEVERAGES—1.49%
Pernod Ricard SA	54,887	4,679,757

		4,679,757
BUILDING MATERIALS—3.55%
Compagnie de Saint-Gobain	108,946	5,925,181
Imerys SA	9,455	550,776
Lafarge SA	56,547	4,646,404

		11,122,361

CHEMICALS—2.63%
L’Air Liquide SA	70,943	8,243,895

		8,243,895
COMMERCIAL SERVICES—0.40%
Bureau Veritas SA	13,969	697,750
Societe des Autoroutes Paris-Rhin-Rhone	6,468	539,043

		1,236,793
COMPUTERS—0.79%
Atos Origin SA(a)	12,688	554,711
Cap Gemini SA	41,480	1,918,101

		2,472,812
COSMETICS & PERSONAL CARE—2.93%
Christian Dior SA	17,995	1,823,634
L’Oreal SA	67,832	7,358,928

		9,182,562
ELECTRIC—1.24%
Electricite de France(b)	67,039	3,866,935

		3,866,935
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Legrand SA	29,951	822,670

		822,670
ENGINEERING & CONSTRUCTION—3.62%
Aeroports de Paris	8,479	679,143
Bouygues SA	63,318	3,149,895
Eiffage SA(b)	11,590	628,946
Vinci SA	124,196	6,866,451

		11,324,435
FOOD—6.18%
Carrefour SA	179,645	8,715,679
Casino Guichard-Perrachon SA	15,616	1,340,590
Danone SA	155,733	9,307,966

		19,364,235
FOOD SERVICE—0.48%
Sodexo	26,718	1,500,229

		1,500,229
GAS—4.69%
GDF Suez	351,909	14,693,096

		14,693,096
HAND & MACHINE TOOLS—2.33%
Schneider Electric SA	66,734	7,302,929

		7,302,929

HEALTH CARE - PRODUCTS—1.06%
Essilor International SA	56,974	3,304,757

		3,304,757
HEALTH CARE – SERVICES—0.14%
BioMerieux SA	3,904	453,662

		453,662
HOLDING COMPANIES – DIVERSIFIED—2.31%
LVMH Moet Hennessy Louis Vuitton SA(b)	69,357	7,222,397

		7,222,397
HOUSEHOLD PRODUCTS & WARES—0.17%
Societe BIC	7,442	520,049

		520,049
INSURANCE—4.38%
AXA	480,680	11,452,886
CNP Assurances SA	10,431	1,116,443
SCOR SE	46,787	1,140,406

		13,709,735
INTERNET—0.18%
Iliad SA(b)	4,575	550,662

		550,662
INVESTMENT COMPANIES—0.17%
Eurazeo	7,747	545,666

		545,666
IRON & STEEL—3.02%
ArcelorMittal	243,085	9,470,599

		9,470,599
LODGING—0.71%
Accor SA	41,358	2,212,989

		2,212,989
MACHINERY—1.28%
ALSTOM	57,096	3,997,174

		3,997,174
MEDIA—3.98%
Lagardere SCA	33,428	1,423,558
M6-Metropole Television	18,361	473,038
Societe Television Francaise 1	32,879	585,444
Vivendi SA	346,602	9,985,918

		12,467,958

MEDICAL - DRUGS—0.13%
Ipsen SA	7,198	393,094

		393,094
METAL FABRICATE & HARDWARE—0.86%
Vallourec SA	16,043	2,683,198

		2,683,198
MINING—0.16%
Eramet(b)	1,525	493,743

		493,743
OFFICE & BUSINESS EQUIPMENT—0.25%
Neopost SA	8,906	778,194

		778,194
OIL & GAS—12.08%
Compagnie Generale de Geophysique-Veritas(a)	40,443	824,869
Total SA	598,105	37,005,135

		37,830,004
OIL & GAS SERVICES—0.64%
Technip SA	29,463	2,010,005

		2,010,005
PHARMACEUTICALS—7.19%
Sanofi-Aventis	297,985	22,512,151

		22,512,151
REAL ESTATE—2.32%
Gecina SA	5,307	583,233
Klepierre	25,803	1,032,403
Unibail-Rodamco SE	25,071	5,646,052

		7,261,688
REAL ESTATE INVESTMENT TRUSTS—0.39%
Fonciere des Regions	6,527	672,037
Icade	5,490	553,066

		1,225,103
RETAIL—0.83%
PPR SA	21,533	2,605,683

		2,605,683
SEMICONDUCTORS—0.50%
STMicroelectronics NV	193,126	1,550,941

		1,550,941
SOFTWARE—0.34%
Dassault Systemes SA	18,239	1,049,321

		1,049,321

TELECOMMUNICATIONS—5.90%
Alcatel-Lucent(a)	656,299	2,206,164
Eutelsat Communications	27,816	910,193
France Telecom SA	525,271	13,662,766
SES SA	80,215	1,705,902

		18,485,025
WATER—1.75%
Suez Environnement SA	76,311	1,697,347
Veolia Environnement	111,813	3,784,639

		5,481,986

TOTAL COMMON STOCKS
(Cost: $387,967,633)		312,342,315

Security	Shares	Value

RIGHTS—0.03%

BEVERAGES—0.03%
Pernod Ricard SA(a)(c)	55,571	94,761

		94,761

TOTAL RIGHTS
(Cost: $99,424)		94,761

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.06%

MONEY MARKET FUNDS—4.06%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	10,887,184	10,887,184
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	1,511,483	1,511,483
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	324,770	324,770

		12,723,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,723,437)	12,723,437

TOTAL INVESTMENTS IN SECURITIES—103.85%
(Cost: $400,790,494)	325,160,513
Other Assets, Less Liabilities—(3.85)%	(12,053,108)

NET ASSETS—100.00%	$313,107,405

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—95.48%

AIRLINES—0.48%
Deutsche Lufthansa AG Registered	303,000	$4,835,683

		4,835,683
APPAREL—1.65%
Adidas AG	243,600	13,945,242
Puma AG	7,413	2,546,431

		16,491,673
AUTO MANUFACTURERS—8.23%
Bayerische Motoren Werke AG	415,500	19,603,258
Daimler AG Registered	1,087,803	55,070,595
Volkswagen AG(a)	63,600	7,829,841

		82,503,694
BANKS—5.89%
Commerzbank AG(a)(b)	897,318	8,379,512
Deutsche Bank AG Registered	648,000	46,751,498
Deutsche Postbank AG(b)	112,737	3,964,015

		59,095,025
BIOTECHNOLOGY—0.59%
QIAGEN NV(a)(b)	264,981	5,860,025

		5,860,025
BUILDING MATERIALS—1.07%
HeidelbergCement AG	161,700	10,730,359

		10,730,359
CHEMICALS—15.82%
BASF SE	1,116,228	67,302,092
Bayer AG	1,002,000	76,706,944
K+S AG	185,400	11,167,414
Wacker Chemie AG	21,150	3,481,460

		158,657,910
COSMETICS & PERSONAL CARE—0.76%
Beiersdorf AG	116,700	7,588,239

		7,588,239
DIVERSIFIED FINANCIAL SERVICES—2.09%
Deutsche Boerse AG	251,850	20,981,601

		20,981,601

ELECTRIC—13.82%
E.ON AG	2,374,722	93,909,709
RWE AG	486,750	44,672,710

		138,582,419
ENERGY – ALTERNATE SOURCES—0.23%
SolarWorld AG(a)	103,050	2,331,542

		2,331,542
ENGINEERING & CONSTRUCTION—3.11%
Fraport AG	52,050	2,577,231
Hochtief AG	55,434	4,352,711
Linde AG	197,250	24,248,049

		31,177,991
FOOD—1.14%
METRO AG	147,450	9,264,504
Suedzucker AG	99,150	2,165,896

		11,430,400
HEALTH CARE – PRODUCTS—1.55%
Fresenius Medical Care AG & Co. KGaA	249,600	13,269,436
Fresenius SE	39,750	2,304,193

		15,573,629
HOLDING COMPANIES – DIVERSIFIED—0.40%
GEA Group AG	187,500	3,952,304

		3,952,304
HOUSEHOLD PRODUCTS & WARES—0.77%
Henkel AG & Co. KGaA	179,550	7,747,367

		7,747,367
INSURANCE—11.27%
Allianz SE Registered	556,128	68,315,018
Hannover Rueckversicherung AG Registered(b)	81,150	3,867,029
Muenchener Rueckversicherungs-Gesellschaft AG Registered	260,250	40,803,551

		112,985,598
INTERNET—0.25%
United Internet AG Registered(b)	182,100	2,457,828

		2,457,828
IRON & STEEL—1.99%
Salzgitter AG	49,350	4,708,523
ThyssenKrupp AG	419,100	15,271,067

		19,979,590

LEISURE TIME—0.14%
TUI AG(a)(b)	174,600	1,381,455

		1,381,455
MACHINERY – DIVERSIFIED—1.09%
MAN SE	133,527	10,925,656

		10,925,656
MANUFACTURING—9.90%
Siemens AG Registered	1,013,586	99,309,232

		99,309,232
PHARMACEUTICALS—1.06%
Celesio AG	109,500	2,888,470
Merck KGaA	82,350	7,765,588

		10,654,058
SEMICONDUCTORS—0.62%
Infineon Technologies AG(b)	1,301,610	6,233,809

		6,233,809
SOFTWARE—4.77%
SAP AG	1,001,550	47,847,005

		47,847,005
TELECOMMUNICATIONS—4.81%
Deutsche Telekom AG Registered	3,270,750	48,221,508

		48,221,508
TRANSPORTATION—1.98%
Deutsche Post AG Registered	1,062,600	19,893,821

		19,893,821

TOTAL COMMON STOCKS
(Cost: $1,095,300,745)		957,429,421

Security	Shares	Value

PREFERRED STOCKS—4.24%

AUTO MANUFACTURERS—2.12%
Bayerische Motoren Werke AG	80,124	2,639,254
Porsche Automobil Holding SE	107,037	7,448,445
Volkswagen AG	131,100	11,120,724

		21,208,423

ELECTRIC—0.24%
RWE AG NVS	28,500	2,403,428

		2,403,428
HEALTH CARE – SERVICES—0.70%
Fresenius SE	105,150	7,018,765

		7,018,765
HOUSEHOLD PRODUCTS & WARES—1.18%
Henkel AG & Co. KGaA	234,900	11,831,982

		11,831,982

TOTAL PREFERRED STOCKS
(Cost: $50,260,083)		42,462,598

Security	Shares	Value

RIGHTS—0.06%

CHEMICALS—0.06%
K+S AG(b)	181,692	608,307

		608,307

TOTAL RIGHTS
(Cost: $0)		608,307

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.05%

MONEY MARKET FUNDS—3.05%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	26,169,181	26,169,181
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	3,633,105	3,633,105
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	815,800	815,800

		30,618,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,618,086)	30,618,086

TOTAL INVESTMENTS IN SECURITIES—102.83%
(Cost: $1,176,178,914)	1,031,118,412
Other Assets, Less Liabilities—(2.83)%	(28,374,669)

NET ASSETS—100.00%	$1,002,743,743

NVS  -  Non-Voting Shares

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.56%

AIRLINES—0.87%
Cathay Pacific Airways Ltd.(a)(b)	9,606,000	$16,410,449

		16,410,449
APPAREL—0.84%
Yue Yuen Industrial (Holdings) Ltd.	5,603,500	15,797,949

		15,797,949
BANKS—12.09%
Bank of East Asia Ltd.(b)	11,847,510	51,287,260
BOC Hong Kong (Holdings) Ltd.	30,419,000	69,785,723
Hang Seng Bank Ltd.	6,243,900	91,360,588
Wing Hang Bank Ltd.	1,601,000	16,567,447

		229,001,018
DISTRIBUTION & WHOLESALE—7.32%
Esprit Holdings Ltd.(b)	9,125,700	61,347,067
Li & Fung Ltd.	19,213,000	77,346,322

		138,693,389
DIVERSIFIED FINANCIAL SERVICES—7.77%
Hong Kong Exchanges and Clearing Ltd.(b)	8,255,000	147,202,441

		147,202,441
ELECTRIC—9.23%
CLP Holdings Ltd.	16,810,700	113,985,186
Hongkong Electric Holdings Ltd.	11,207,000	60,878,138

		174,863,324
ENGINEERING & CONSTRUCTION—3.34%
Cheung Kong Infrastructure Holdings Ltd.	3,202,000	11,878,157
Hong Kong Aircraft Engineering Co. Ltd.(b)	640,400	8,502,695
New World Development Co. Ltd.(b)	20,813,800	42,808,458

		63,189,310
GAS—4.01%
Hong Kong and China Gas Co. Ltd. (The)	32,020,712	76,021,896

		76,021,896
HOLDING COMPANIES – DIVERSIFIED—14.02%
Hutchison Whampoa Ltd.	17,611,800	119,076,188
NWS Holdings Ltd.(b)	6,404,000	12,510,282
Swire Pacific Ltd. Class A	6,404,000	73,499,971
Wharf (Holdings) Ltd. (The)	11,207,500	60,447,023

		265,533,464
LODGING—0.92%
Shangri-La Asia Ltd.	9,606,000	17,402,017

		17,402,017

MEDIA—0.48%
Television Broadcasts Ltd.	2,001,000	9,139,875

		9,139,875
MINING—0.77%
Mongolia Energy Corp. Ltd.(a)	24,015,000	14,563,654

		14,563,654
REAL ESTATE—30.85%
Cheung Kong (Holdings) Ltd.	11,207,000	140,843,958
Chinese Estates Holdings Ltd.	6,404,000	10,791,564
Hang Lung Group Ltd.	6,404,000	31,358,335
Hang Lung Properties Ltd.	17,611,000	64,307,310
Henderson Land Development Co. Ltd.	8,555,332	60,382,917
Hopewell Holdings Ltd.	4,803,000	15,152,397
Hysan Development Co. Ltd.	4,803,000	13,788,991
Kerry Properties Ltd.	5,603,500	28,450,769
Sino Land Co. Ltd.	12,808,000	24,326,466
Sun Hung Kai Properties Ltd.	11,407,000	169,114,701
Wheelock and Co. Ltd.	8,005,000	25,873,725

		584,391,133
REAL ESTATE INVESTMENT TRUSTS—2.34%
Link REIT (The)(b)	17,611,000	44,356,137

		44,356,137
RETAIL—0.44%
Lifestyle International Holdings Ltd.	4,803,000	8,304,381

		8,304,381
SEMICONDUCTORS—0.69%
ASM Pacific Technology Ltd.(b)	1,601,000	13,086,632

		13,086,632
TELECOMMUNICATIONS—1.19%
Foxconn International Holdings Ltd.(a)	17,611,000	15,201,975
PCCW Ltd.(b)	30,419,000	7,339,668

		22,541,643
TRANSPORTATION—2.39%
MTR Corp. Ltd.	11,207,083	38,103,345
Orient Overseas International Ltd.(b)	1,601,200	7,241,416

		45,344,761

TOTAL COMMON STOCKS
(Cost: $2,131,974,967)		1,885,843,473

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.90%

MONEY MARKET FUNDS—6.90%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	113,089,772	113,089,772
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	15,700,415	15,700,415
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	1,903,130	1,903,130

		130,693,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,693,317)		130,693,317

TOTAL INVESTMENTS IN SECURITIES—106.46%
(Cost: $2,262,668,284)		2,016,536,790
Other Assets, Less Liabilities—(6.46)%		(122,370,055)

NET ASSETS—100.00%		$1,894,166,735

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.63%

AEROSPACE & DEFENSE—2.46%
Elbit Systems Ltd.	57,640	$3,514,801

		3,514,801
AIRLINES—0.14%
El Al Israel Airlines Ltd.(a)	733,150	195,107

		195,107
BANKS—16.73%
Bank Hapoalim Ltd.(a)(b)	1,809,005	7,004,139
Bank Leumi le-Israel(a)	2,383,315	9,900,359
Israel Discount Bank Ltd. Class A(a)	1,368,235	2,923,039
Mizrahi Tefahot Bank Ltd.(a)	411,730	3,616,144
Union Bank of Israel(a)	90,407	412,990

		23,856,671
CHEMICALS—12.87%
Frutarom(b)	112,420	919,759
Israel Chemicals Ltd.	1,112,650	14,320,802
Makhteshim-Agan Industries Ltd.(b)	641,465	3,113,004

		18,353,565
COMMERCIAL SERVICES—0.52%
AL-ROV (Israel) Ltd.(a)	10,230	273,322
Nitsba Holdings 1995 Ltd.(a)	63,283	465,672

		738,994
COMPUTERS—0.08%
MATRIX IT Ltd.	28,490	116,620

		116,620
DIVERSIFIED FINANCIAL SERVICES—0.54%
FIBI Holdings Ltd.(a)	27,830	570,253
Mivtach Shamir Holdings Ltd.(a)	6,545	201,624

		771,877
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
Electra (Israel) Ltd.	2,783	243,691

		243,691
ELECTRONICS—1.20%
Elron Electronic Industries Ltd.(a)	50,215	346,333
Ituran Location and Control Ltd.	43,727	564,953
Orbotech Ltd.(a)	82,060	802,547

		1,713,833

ENGINEERING & CONSTRUCTION—0.52%
Shikun & Binui Ltd.	438,460	740,808

		740,808
FOOD—1.04%
Blue Square-Israel Ltd.(a)	28,215	312,103
Maabarot Products Ltd.	4,290	58,248
Shufersal Ltd.(b)	217,635	1,107,835

		1,478,186
FOREST PRODUCTS & PAPER—0.24%
Hadera Paper Ltd.(a)	5,115	338,751

		338,751
HEALTH CARE – PRODUCTS—1.07%
Given Imaging Ltd.	46,145	790,002
Syneron Medical Ltd.(a)	73,177	731,770

		1,521,772
HOLDING COMPANIES – DIVERSIFIED—0.81%
Clal Industries and Investments Ltd.	146,302	839,264
Elco Holdings Ltd.	20,075	228,256
Granite Hacarmel Investments Ltd.(a)	43,285	85,337

		1,152,857
HOME BUILDERS—0.43%
Bayside Land Corp. Ltd.	1,157	267,256
Property & Building Corp. Ltd.	4,636	340,532

		607,788
INSURANCE—2.20%
Clal Insurance Enterprises Holdings Ltd.(a)(b)	42,790	853,204
Harel Insurance Investments & Financial Services Ltd.(a)(b)	24,339	1,181,162
Menorah Mivtachim Holdings Ltd.(a)	64,146	744,408
Phoenix Holdings Ltd.(a)	140,471	359,893

		3,138,667
INTERNET—8.06%
Check Point Software Technologies Ltd.(a)(b)	332,420	10,501,148
NetVision Ltd.	9,680	105,953
RADVision Ltd.(a)	46,099	285,814
Radware Ltd.(a)	46,145	603,577

		11,496,492
INVESTMENT COMPANIES—4.59%
Delek Group Ltd. (The)	9,845	1,725,439
Discount Investment Corp. Ltd.	57,145	1,295,879

Elbit Imaging Ltd.(a)	31,227	704,183
Israel Corp. Ltd. (The)(a)	3,850	2,827,970

		6,553,471
MACHINERY—0.91%
Ormat Industries Ltd.	145,035	1,299,826

		1,299,826
MANUFACTURING—0.29%
FMS Enterprises Migun Ltd.	8,250	273,731
Plasson Industries Ltd.	6,435	133,910

		407,641
MEDIA—0.54%
Hot Telecommunication Systems Ltd.(a)	77,495	766,468

		766,468
OIL & GAS—1.72%
Delek Drilling LP	488,730	1,114,998
Jerusalem Oil Exploration Ltd.	11,880	178,568
Naphtha Israel Petroleum Corp. Ltd.	28,490	103,696
Oil Refineries Ltd.(b)	2,045,395	1,052,503

		2,449,765
PHARMACEUTICALS—22.27%
Teva Pharmaceutical Industries Ltd.	591,800	31,763,497

		31,763,497
REAL ESTATE—3.22%
Adgar Investments & Development Ltd.	42,130	44,858
Africa Israel Investments Ltd.(a)	37,070	402,818
Africa Israel Properties Ltd.(a)	15,960	239,937
Airport City Ltd.(a)	25,080	116,619
Alony Hetz Properties & Investments Ltd.	142,890	516,688
Amot Investments Ltd.	130,439	282,517
Azorim-Investment Development & Construction Co. Ltd.(a)	22,660	134,233
British Israel Investments Ltd.	103,455	258,453
Delek Real Estate Ltd.(a)(b)	238,569	223,877
Electra Real Estate Ltd.(a)	24,789	225,567
Gazit Globe Ltd.(b)	120,260	1,138,688
Gazit Inc.	18,645	347,673
Jerusalem Economy Ltd.(a)	44,990	269,240
Melisron Ltd.	18,040	386,969

		4,588,137
RETAIL—0.62%
Delek Automotive Systems Ltd.(b)	77,440	888,472

		888,472

SEMICONDUCTORS—0.63%
Mellanox Technologies Ltd.(a)	48,730	899,542

		899,542
SOFTWARE—0.57%
Fundtech Ltd.(a)	15,825	193,065
Retalix Ltd.(a)	50,840	624,588

		817,653
TELECOMMUNICATION EQUIPMENT—0.16%
AudioCodes Ltd.(a)	93,006	226,935

		226,935
TELECOMMUNICATIONS—15.03%
012 Smile.Communications Ltd.(a)	14,080	234,772
Alvarion Ltd.(a)	138,655	536,595
Bezeq The Israel Telecommunication Corp. Ltd.	3,047,202	6,903,723
Cellcom Israel Ltd.	18,383	594,423
Cellcom Israel Ltd. NYS	97,062	3,009,893
Ceragon Networks Ltd.(a)(b)	74,085	720,847
Gilat Satellite Networks Ltd.(a)	84,590	370,504
NICE Systems Ltd.(a)(b)	156,750	4,812,264
Partner Communications Co. Ltd.	220,825	4,109,564
RRSat Global Communications Network Ltd.	11,825	135,396

		21,427,981

TOTAL COMMON STOCKS
(Cost: $151,427,291)		142,069,868

Security	Shares	Value

SHORT-TERM INVESTMENTS—12.20%

MONEY MARKET FUNDS—12.20%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	15,212,007	15,212,006
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	2,111,905	2,111,905
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	73,936	73,936

		17,397,847

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,397,847)	17,397,847

TOTAL INVESTMENTS IN SECURITIES—111.83%
(Cost: $168,825,138)	159,467,715
Other Assets, Less Liabilities—(11.83)%	(16,871,300)

NET ASSETS—100.00%	$142,596,415

NYS - New York Registered Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—97.88%

AEROSPACE & DEFENSE—2.24%
Finmeccanica SpA	198,800	$3,292,106

		3,292,106
AUTO MANUFACTURERS—3.29%
Fiat SpA(a)	328,500	4,848,092

		4,848,092
AUTO PARTS & EQUIPMENT—0.57%
Pirelli & C. SpA(a)	1,333,250	842,705

		842,705
BANKS—30.41%
Banca Carige SpA	383,100	1,068,661
Banca Monte dei Paschi di Siena SpA	1,417,545	2,726,264
Banca Popolare di Milano Scrl	248,800	1,931,181
Banco Popolare SpA(a)	305,450	2,503,887
Intesa Sanpaolo SpA(a)	2,920,150	12,648,322
UniCredit SpA(a)	5,684,800	19,416,839
Unione di Banche Italiane ScpA	327,750	4,499,957

		44,795,111
BUILDING MATERIALS—0.46%
Italcementi SpA	50,600	676,498

		676,498
COMMERCIAL SERVICES—2.47%
Atlantia SpA	140,850	3,637,201

		3,637,201
DIVERSIFIED FINANCIAL SERVICES—2.40%
Mediobanca SpA(a)	296,415	3,537,930

		3,537,930
ELECTRIC—14.85%
A2A SpA	1,068,150	2,079,956
Enel SpA	2,374,300	14,205,151
Terna SpA	1,344,100	5,584,717

		21,869,824
ELECTRICAL COMPONENTS & EQUIPMENT—0.68%
Prysmian SpA	59,862	1,006,587

		1,006,587
FOOD—1.65%

Parmalat SpA	832,850	2,423,274

		2,423,274
HEALTH CARE - PRODUCTS—1.51%
Luxottica Group SpA	89,450	2,226,624

		2,226,624
HOLDING COMPANIES - DIVERSIFIED—0.49%
Exor SpA	38,025	725,599

		725,599
INSURANCE—7.44%
Assicurazioni Generali SpA	266,750	6,892,349
Fondiaria-SAI SpA(b)	92,600	1,533,446
Mediolanum SpA	222,300	1,445,138
Unipol Gruppo Finanziario SpA(a)(b)	799,300	1,089,626

		10,960,559
MEDIA—2.55%
Mediaset SpA	495,052	3,757,110

		3,757,110
METAL FABRICATE & HARDWARE—2.70%
Tenaris SA	201,500	3,975,139

		3,975,139
OIL & GAS—17.59%
Eni SpA	1,045,600	25,901,890

		25,901,890
OIL & GAS SERVICES—2.52%
Saipem SpA	115,200	3,704,707

		3,704,707
RETAIL—0.44%
Autogrill SpA(a)	51,850	641,832

		641,832
TELECOMMUNICATIONS—3.62%
Telecom Italia SpA	3,334,350	5,336,424

		5,336,424

TOTAL COMMON STOCKS
(Cost: $186,383,389)		144,159,212

Security	Shares	Value

PREFERRED STOCKS—1.47%

BANKS—0.41%
Intesa Sanpaolo SpA RNC	184,400	602,839

		602,839
TELECOMMUNICATIONS—1.06%
Telecom Italia SpA RNC	1,386,850	1,568,898

		1,568,898

TOTAL PREFERRED STOCKS
(Cost: $2,653,405)		2,171,737

Security	Shares	Value

WARRANTS—0.03%

DIVERSIFIED FINANCIAL SERVICES—0.03%
Mediobanca SpA (Expires 3/18/11)(a)	293,592	42,448

		42,448

TOTAL WARRANTS
(Cost: $0)		42,448

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.21%

MONEY MARKET FUNDS—2.21%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	2,710,327	2,710,327
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	376,278	376,278
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	163,440	163,440

		3,250,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,250,045)		3,250,045

TOTAL INVESTMENTS IN SECURITIES—101.59%
(Cost: $192,286,839)	149,623,442
Other Assets, Less Liabilities—(1.59)%	(2,335,049)

NET ASSETS—100.00%	$147,288,393

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.24%

ADVERTISING—0.21%
Dentsu Inc.	328,400	$7,083,025
Hakuhodo DY Holdings Inc.	57,470	2,815,293

		9,898,318
AGRICULTURE—0.66%
Japan Tobacco Inc.	10,673	31,692,535

		31,692,535
AIRLINES—0.15%
All Nippon Airways Co. Ltd.	1,644,000	4,332,091
Japan Airlines Corp.(a)(b)	2,463,000	2,630,402

		6,962,493
APPAREL—0.15%
ASICS Corp.	821,000	7,319,380
Onward Holdings Co. Ltd.	335	2,123

		7,321,503
AUTO MANUFACTURERS—9.97%
Fuji Heavy Industries Ltd.(a)	1,642,000	6,537,884
Hino Motors Ltd.(a)	821,000	2,458,854
Honda Motor Co. Ltd.	3,776,600	118,368,100
Isuzu Motors Ltd.(a)	2,463,000	4,231,517
Mazda Motor Corp.(a)	3,284,000	7,014,406
Mitsubishi Motors Corp.(a)(b)	8,210,000	11,150,618
Nissan Motor Co. Ltd.(a)	5,747,000	41,762,401
Suzuki Motor Corp.	821,000	19,537,408
Toyota Motor Corp.	6,650,100	265,556,260

		476,617,448
AUTO PARTS & EQUIPMENT—2.15%
Aisin Seiki Co. Ltd.	410,700	9,964,165
Bridgestone Corp.	1,395,700	22,277,410
Denso Corp.	1,149,400	32,222,427
JTEKT Corp.	328,400	3,228,914
NGK Spark Plug Co. Ltd.	428,000	4,625,550
NHK Spring Co. Ltd.	821,000	7,357,502
NOK Corp.	246,300	2,870,569
Sumitomo Rubber Industries Inc.	328,400	2,588,468
Toyoda Gosei Co. Ltd.	164,200	4,526,961
Toyota Boshoku Corp.	82,100	1,620,175
Toyota Industries Corp.	410,500	11,293,575

		102,575,716
BANKS—8.99%
Aozora Bank Ltd.(a)	1,642,000	2,058,576

Bank of Kyoto Ltd. (The)	821,000	7,538,580
Bank of Yokohama Ltd. (The)	3,284,000	16,011,144
Chiba Bank Ltd. (The)	1,642,000	10,845,643
Chuo Mitsui Trust Holdings Inc.	2,463,000	8,691,764
Fukuoka Financial Group Inc.	1,648,000	6,006,988
Gunma Bank Ltd. (The)	821,000	4,812,874
Hachijuni Bank Ltd. (The)	821,000	5,260,804
Hiroshima Bank Ltd. (The)	821,000	3,440,490
Hokuhoku Financial Group Inc.	3,289,000	7,712,322
Iyo Bank Ltd. (The)	821,000	7,557,641
Joyo Bank Ltd. (The)	1,642,000	7,605,293
Mitsubishi UFJ Financial Group Inc.	23,809,080	133,216,978
Mizuho Financial Group Inc.	31,115,900	58,515,013
Mizuho Trust & Banking Co. Ltd.(a)	4,105,000	3,764,525
Nishi-Nippon City Bank Ltd. (The)	1,642,000	4,517,430
Resona Holdings Inc.	1,149,400	12,328,581
Sapporo Hokuyo Holdings Inc.	824,000	3,080,016
Senshu Ikeda Holdings Inc.(a)	1,067,300	3,828,379
Seven Bank Ltd.	821	1,644,954
77 Bank Ltd. (The)	821,000	5,051,138
Shinsei Bank Ltd.(a)(b)	2,463,000	3,030,681
Shizuoka Bank Ltd. (The)	1,642,000	16,468,605
Sumitomo Mitsui Financial Group Inc.	2,134,600	70,620,582
Sumitomo Trust and Banking Co. Ltd. (The)	3,284,000	17,650,380
Suruga Bank Ltd.	821,000	8,091,346

		429,350,727
BEVERAGES—1.07%
Asahi Breweries Ltd.	821,000	14,638,760
Coca-Cola West Co. Ltd.	164,200	3,049,742
ITO EN Ltd.	164,200	2,658,994
Kirin Holdings Co. Ltd.	1,642,000	26,913,971
Sapporo Holdings Ltd.	821,000	3,983,725

		51,245,192
BUILDING MATERIALS—1.49%
Asahi Glass Co. Ltd.	2,463,000	21,586,453
Daikin Industries Ltd.	581,700	20,730,385
JS Group Corp.	574,700	9,419,890
Nippon Sheet Glass Co. Ltd.	1,642,000	4,174,334
Panasonic Electric Works Co. Ltd.	821,000	9,425,608
Rinnai Corp.	82,100	4,079,030
Taiheiyo Cement Corp.(a)	1,642,000	1,829,845

		71,245,545
CHEMICALS—3.32%
Asahi Kasei Corp.	2,463,000	12,008,358
Daicel Chemical Industries Ltd.	821,000	4,898,647
Denki Kagaku Kogyo K.K.	821,000	3,459,551
DIC Corp.	47	75

Hitachi Chemical Co. Ltd.	164,200	3,227,008
JSR Corp.	410,500	7,905,502
Kaneka Corp.	821,000	5,460,944
Mitsubishi Chemical Holdings Corp.	2,873,500	10,473,957
Mitsubishi Gas Chemical Co. Inc.	821,000	3,745,464
Mitsui Chemicals Inc.(b)	1,642,000	4,136,212
Nitto Denko Corp.	410,500	13,199,663
Shin-Etsu Chemical Co. Ltd.	903,100	49,167,555
Showa Denko K.K.	3,284,000	5,832,631
Sumitomo Chemical Co. Ltd.	3,284,000	12,961,403
Taiyo Nippon Sanso Corp.	821,000	9,292,182
Tokuyama Corp.	821,000	4,736,630
Tosoh Corp.	821,000	1,963,271
Ube Industries Ltd.	2,463,000	6,089,953

		158,559,006
COMMERCIAL SERVICES—1.09%
Benesse Holdings Inc.	164,200	7,357,502
Dai Nippon Printing Co. Ltd.	1,642,000	20,337,965
Kamigumi Co. Ltd.	821,000	6,499,762
Nissha Printing Co. Ltd.	82,100	4,279,169
Toppan Printing Co. Ltd.	1,644,000	13,377,956

		51,852,354
COMPUTERS—0.86%
Fujitsu Ltd.	4,105,000	24,493,238
Itochu Techno-Solutions Corp.	82,100	2,268,245
OBIC Co. Ltd.	8,210	1,370,478
TDK Corp.	246,300	12,894,689

		41,026,650
COSMETICS & PERSONAL CARE—1.11%
Kao Corp.	1,160,400	28,557,061
Shiseido Co. Ltd.	821,000	16,268,466
Unicharm Corp.	82,100	8,405,850

		53,231,377
DISTRIBUTION & WHOLESALE—4.22%
Canon Marketing Japan Inc.	82,100	1,208,460
Hitachi High-Technologies Corp.	82,100	1,345,699
ITOCHU Corp.	3,284,000	22,606,210
Marubeni Corp.	4,105,000	21,729,410
Mitsubishi Corp.	2,873,500	65,045,272
Mitsui & Co. Ltd.	4,022,900	53,423,850
Sojitz Corp.	2,709,300	4,749,020
Sumitomo Corp.	2,545,100	25,112,717
Toyota Tsusho Corp.	492,700	6,611,657

		201,832,295

DIVERSIFIED FINANCIAL SERVICES—2.31%
Acom Co. Ltd.(b)	98,528	1,318,739
AEON Credit Service Co. Ltd.	164,270	1,674,259
Credit Saison Co. Ltd.	410,500	4,555,551
Daiwa Securities Group Inc.	4,105,000	22,158,280
Mitsubishi UFJ Lease & Finance Co. Ltd.	131,360	3,957,040
Mizhuo Securities Co. Ltd.	821,000	2,687,585
Nomura Holdings Inc.	7,963,700	57,500,974
ORIX Corp.	238,090	16,527,694

		110,380,122
ELECTRIC—5.38%
Chubu Electric Power Co. Inc.	1,559,900	40,018,330
Chugoku Electric Power Co. Inc. (The)	574,800	11,676,824
Electric Power Development Co. Ltd.	328,400	10,235,696
Hokkaido Electric Power Co. Inc.	410,500	8,215,242
Hokuriku Electric Power Co.	410,500	9,377,956
Kansai Electric Power Co. Inc. (The)	1,806,200	45,078,995
Kyushu Electric Power Co. Inc.	903,100	19,908,142
Shikoku Electric Power Co. Inc.	410,500	12,318,097
Tohoku Electric Power Co. Inc.	1,067,300	22,635,755
Tokyo Electric Power Co. Inc. (The)	2,873,500	77,720,761

		257,185,798
ELECTRICAL COMPONENTS & EQUIPMENT—3.83%
Brother Industries Ltd.	492,600	5,409,479
Casio Computer Co. Ltd.	492,600	3,591,071
Furukawa Electric Co. Ltd.	1,642,000	6,099,483
GS Yuasa Corp.(b)	821,000	5,794,509
Hitachi Ltd.(a)(b)	7,389,000	20,071,112
Mitsubishi Electric Corp.(a)	4,105,000	29,067,851
SANYO Electric Co. Ltd.(a)(b)	4,105,000	7,386,093
Sharp Corp.	2,463,000	28,248,232
Stanley Electric Co. Ltd.	329,600	6,550,296
Sumitomo Electric Industries Ltd.	1,559,900	18,506,214
Toshiba Corp.(a)	9,031,000	48,014,371
Ushio Inc.	246,300	4,168,616

		182,907,327
ELECTRONICS—5.19%
Advantest Corp.	328,400	7,327,005
Fanuc Ltd.	410,500	34,023,681
Hirose Electric Co. Ltd.	82,100	8,710,825
Hoya Corp.	985,200	25,217,552
IBIDEN Co. Ltd.	246,300	8,348,668
Keyence Corp.	82,151	16,564,663
Kyocera Corp.	410,500	32,784,723
Mabuchi Motor Co. Ltd.	82,100	4,040,908
Minebea Co. Ltd.	821,000	4,117,151

Mitsumi Electric Co. Ltd.	164,200	2,565,595
Murata Manufacturing Co. Ltd.	492,600	23,502,072
NEC Corp.(a)(b)	4,932,000	12,481,003
NGK Insulators Ltd.	821,000	18,079,250
Nippon Electric Glass Co. Ltd.	821,500	9,803,262
Omron Corp.	492,600	8,268,612
Secom Co. Ltd.	492,600	23,101,794
Yaskawa Electric Corp.	821,000	6,166,196
Yokogawa Electric Corp.	410,500	2,930,611

		248,033,571
ENGINEERING & CONSTRUCTION—0.75%
JGC Corp.	821,000	15,410,726
Kajima Corp.	2,463,000	4,774,752
Obayashi Corp.	1,642,000	5,489,535
Shimizu Corp.(b)	1,642,000	5,699,205
Taisei Corp.	2,463,000	4,317,291

		35,691,509
ENTERTAINMENT—0.33%
Oriental Land Co. Ltd.	164,200	11,722,445
Toho Co. Ltd.	246,300	3,957,040

		15,679,485
ENVIRONMENTAL CONTROL—0.16%
Kurita Water Industries Ltd.	246,300	7,805,433

		7,805,433
FOOD—1.29%
Ajinomoto Co. Inc.	1,642,000	15,458,379
Kikkoman Corp.	821,000	9,578,095
Meiji Holdings Co. Ltd.(a)	164,228	6,558,063
Nippon Meat Packers Inc.	821,000	10,197,574
Nisshin Seifun Group Inc.	412,500	5,602,473
Nissin Foods Holdings Co. Ltd.	247,100	9,092,890
Yakult Honsha Co. Ltd.	164,200	5,136,909

		61,624,383
FOREST PRODUCTS & PAPER—0.29%
Nippon Paper Group Inc.	247,200	6,757,862
Oji Paper Co. Ltd.	1,642,000	7,014,406

		13,772,268
GAS—0.97%
Osaka Gas Co. Ltd.(b)	4,926,000	18,012,537
Toho Gas Co. Ltd.	821,000	4,622,265
Tokyo Gas Co. Ltd.	5,747,000	23,749,863

		46,384,665
HAND & MACHINE TOOLS—1.13%
Fuji Electric Holdings Co. Ltd.(a)	821,000	1,238,958

Makita Corp.	246,300	8,348,668
Nidec Corp.	246,300	21,700,818
SMC Corp.	164,200	18,527,181
THK Co. Ltd.(b)	246,900	4,072,725

		53,888,350
HEALTH CARE - PRODUCTS—0.58%
Sysmex Corp.	82,100	4,450,717
Terumo Corp.	410,500	23,301,933

		27,752,650
HOME BUILDERS—0.43%
Daiwa House Industry Co. Ltd.	821,000	8,281,955
Sekisui Chemical Co. Ltd.	821,000	4,898,648
Sekisui House Ltd.	821,000	7,262,197

		20,442,800
HOME FURNISHINGS—2.57%
Panasonic Corp.	4,433,415	57,177,132
Sony Corp.	2,298,800	62,043,183
Yamaha Corp.	328,400	3,347,091

		122,567,406
HOUSEWARES—0.09%
TOTO Ltd.	821,000	4,441,186

		4,441,186
INSURANCE—2.45%
Aioi Insurance Co. Ltd.	821,000	4,059,969
Mitsui Sumitomo Insurance Group Holdings Inc.	985,200	25,960,926
Nipponkoa Insurance Co. Ltd.	1,642,000	9,797,295
Sompo Japan Insurance Inc.	1,642,000	10,331,000
Sony Financial Holdings Inc.	1,642	4,957,736
T&D Holdings Inc.	533,650	12,389,576
Tokio Marine Holdings Inc.	1,724,100	49,734,616

		117,231,118
INTERNET—1.80%
Dena Co. Ltd.	821	4,507,899
Matsui Securities Co. Ltd.(b)	328,400	2,230,124
Rakuten Inc.	15,721	12,738,125
SBI Holdings Inc.	38,587	6,530,831
SoftBank Corp.	1,724,100	41,428,835
Trend Micro Inc.	246,300	8,834,721
Yahoo! Japan Corp.	32,019	9,600,682

		85,871,217
IRON & STEEL—2.55%
Daido Steel Co. Ltd.	821,000	2,706,646
JFE Holdings Inc.	1,149,450	37,894,689

Kobe Steel Ltd.(a)	5,747,000	9,806,826
Nippon Steel Corp.	11,494,000	42,829,810
Nisshin Steel Co. Ltd.	1,642,000	2,458,854
Sumitomo Metal Industries Ltd.	8,210,000	20,871,670
Tokyo Steel Manufacturing Co. Ltd.	246,900	2,797,311
Yamato Kogyo Co. Ltd.	82,100	2,582,750

		121,948,556
LEISURE TIME—0.65%
Namco Bandai Holdings Inc.	410,598	4,108,602
Sankyo Co. Ltd.	164,200	9,263,590
Sega Sammy Holdings Inc.	410,500	5,213,152
Shimano Inc.	164,200	6,880,980
Yamaha Motor Co. Ltd.	492,600	5,781,167

		31,247,491
MACHINERY—0.33%
Hitachi Construction Machinery Co. Ltd.	249,300	5,845,795
Japan Steel Works Ltd. (The)	821,000	10,026,026

		15,871,821
MACHINERY - CONSTRUCTION & MINING—0.85%
Komatsu Ltd.	2,052,500	40,456,730

		40,456,730
MACHINERY - DIVERSIFIED—0.71%
Amada Co. Ltd.	821,000	4,765,221
Kubota Corp.	2,463,000	21,758,001
Sumitomo Heavy Industries Ltd.(a)	1,642,000	7,376,563

		33,899,785
MANUFACTURING—2.22%
FUJIFILM Holdings Corp.	1,149,400	31,421,870
IHI Corp.(a)	3,284,000	5,298,926
Kawasaki Heavy Industries Ltd.	3,284,000	8,005,572
Konica Minolta Holdings Inc.	1,231,500	11,379,349
Mitsubishi Heavy Industries Ltd.	6,568,000	21,500,679
Nikon Corp.	738,900	13,380,741
Olympus Corp.	492,600	15,010,447

		105,997,584
MEDIA—0.15%
Fuji Media Holdings Inc.	1,655	2,482,164
Jupiter Telecommunications Co. Ltd.	4,926	4,637,514

		7,119,678
METAL FABRICATE & HARDWARE—0.20%
Maruichi Steel Tube Ltd.	82,100	1,565,852
NSK Ltd.	821,000	5,089,256
NTN Corp.	821,000	3,106,924

		9,762,032

MINING—0.78%
Dowa Holdings Co. Ltd.	821,000	4,403,064
Mitsubishi Materials Corp.(a)	2,463,000	5,889,814
Mitsui Mining & Smelting Co. Ltd.(a)	1,642,000	4,059,968
Sumitomo Metal Mining Co. Ltd.	1,395,000	22,962,563

		37,315,409
OFFICE & BUSINESS EQUIPMENT—2.56%
Canon Inc.	2,463,050	95,211,057
Ricoh Co. Ltd.	1,642,000	21,939,080
Seiko Epson Corp.	328,400	5,104,505

		122,254,642
OIL & GAS—1.13%
Cosmo Oil Co. Ltd.	1,642,000	3,545,325
Idemitsu Kosan Co. Ltd.	82,100	5,051,135
INPEX Corp.	1,642	12,847,037
Japan Petroleum Exploration Co. Ltd.	82,100	3,745,464
Nippon Mining Holdings Inc.	2,052,500	8,077,050
Nippon Oil Corp.	2,463,500	10,523,745
Showa Shell Sekiyu K.K.	328,400	2,786,701
TonenGeneral Sekiyu K.K.	821,000	7,185,954

		53,762,411
PACKAGING & CONTAINERS—0.10%
Toyo Seikan Kaisha Ltd.	328,400	4,932,957

		4,932,957
PHARMACEUTICALS—5.11%
Alfresa Holdings Corp.	82,100	3,583,446
Astellas Pharma Inc.	1,067,330	39,523,857
Chugai Pharmaceutical Co. Ltd.	492,600	9,377,956
Daiichi Sankyo Co. Ltd.	1,559,969	30,657,931
Dainippon Sumitomo Pharma Co. Ltd.	246,300	2,533,192
Eisai Co. Ltd.	574,700	21,148,053
Hisamitsu Pharmaceutical Co. Inc.	82,100	2,906,785
Kyowa Hakko Kirin Co. Ltd.	821,000	8,872,842
Medipal Holdings Corp.	328,400	4,551,739
Mitsubishi Tanabe Pharma Corp.	821,000	10,864,705
Ono Pharmaceutical Co. Ltd.	164,200	7,605,293
Santen Pharmaceutical Co. Ltd.	164,200	5,575,309
Shionogi & Co. Ltd.	738,900	15,971,116
Suzuken Co. Ltd.	164,200	6,023,240
Takeda Pharmaceutical Co. Ltd.	1,724,100	72,050,148
Tsumura & Co.	82,900	2,766,702

		244,012,314
REAL ESTATE—2.21%
AEON Mall Co. Ltd.	164,200	3,021,150

Daito Trust Construction Co. Ltd.	164,200	7,834,024
Mitsubishi Estate Co. Ltd.	2,463,000	38,455,337
Mitsui Fudosan Co. Ltd.	1,748,000	30,234,140
Nomura Real Estate Holdings Inc.	246,300	3,836,956
NTT Urban Development Corp.	3,284	2,367,362
Sumitomo Realty & Development Co. Ltd.	821,000	14,248,012
Tokyo Tatemono Co. Ltd.(b)	821,000	2,725,707
Tokyu Land Corp.	821,000	2,935,376

		105,658,064
REAL ESTATE INVESTMENT TRUSTS—0.48%
Japan Prime Realty Investment Corp.	821	1,869,873
Japan Real Estate Investment Corp.	821	6,004,179
Japan Retail Fund Investment Corp.	821	3,573,916
Nippon Building Fund Inc.	821	6,690,371
Nomura Real Estate Office Fund Inc.	821	4,688,978

		22,827,317
RETAIL—2.88%
ABC-Mart Inc.	82,100	2,568,454
AEON Co. Ltd.	1,395,700	11,276,420
Citizen Watch Co. Ltd.	574,700	3,182,215
FamilyMart Co. Ltd.	164,200	5,422,822
Fast Retailing Co. Ltd.	82,100	14,943,735
Isetan Mitsukoshi Holdings Ltd.(b)	738,960	6,364,946
J. Front Retailing Co. Ltd.	821,000	3,459,551
Lawson Inc.	164,200	8,158,059
Marui Group Co. Ltd.	410,500	2,315,898
McDonald’s Holdings Co. (Japan) Ltd.	164,200	3,526,264
Nitori Co. Ltd.	82,100	6,900,040
Seven & I Holdings Co. Ltd.	1,724,180	38,688,722
Shimamura Co. Ltd.	82,100	7,710,128
Takashimaya Co. Ltd.	821,000	5,289,396
UNY Co. Ltd.	328,400	2,382,611
USS Co. Ltd.	65,680	4,094,278
Yamada Denki Co. Ltd.	188,830	11,376,490

		137,660,029
SEMICONDUCTORS—1.05%
Elpida Memory Inc.(a)	410,500	5,074,961
Rohm Co. Ltd.	246,700	16,266,249
Shinko Electric Industries Co. Ltd.	164,200	2,319,710
Sumco Corp.	246,300	4,222,939
Tokyo Electron Ltd.	410,552	22,494,694

		50,378,553
SHIPBUILDING—0.09%
Mitsui Engineering & Shipbuilding Co. Ltd.	1,642,000	4,059,969

		4,059,969

SOFTWARE—0.27%
Konami Corp.	246,300	4,122,870
Nomura Research Institute Ltd.	164,200	3,472,893
Oracle Corp. (Japan)	82,100	3,745,464
Square Enix Holdings Co. Ltd.	82,100	1,792,676

		13,133,903
STORAGE & WAREHOUSING—0.07%
Mitsubishi Logistics Corp.	319,000	3,377,190

		3,377,190
TELECOMMUNICATIONS—3.14%
KDDI Corp.	6,568	35,605,735
Nippon Telegraph and Telephone Corp.	1,236,000	53,804,632
NTT Data Corp.	2,463	7,002,016
NTT DoCoMo Inc.	35,303	53,684,985

		150,097,368
TEXTILES—0.81%
Kuraray Co. Ltd.	821,000	9,902,130
Mitsubishi Rayon Co. Ltd.	821,000	3,526,264
Teijin Ltd.	2,463,000	7,719,659
Toray Industries Inc.	3,284,000	17,497,893

		38,645,946
TOYS, GAMES & HOBBIES—1.27%
Nintendo Co. Ltd.	246,300	60,642,208

		60,642,208
TRANSPORTATION—4.60%
Central Japan Railway Co.	4,111	29,826,165
East Japan Railway Co.	824,000	58,348,134
Hankyu Hanshin Holdings Inc.	2,468,800	11,492,121
Kawasaki Kisen Kaisha Ltd.(a)	1,642,000	4,784,282
Keihin Electric Express Railway Co. Ltd.	825,000	6,722,967
Keio Corp.	1,642,000	10,426,305
Kintetsu Corp.(b)	4,109,000	15,883,650
Mitsui O.S.K. Lines Ltd.	2,463,000	13,809,612
Nippon Express Co. Ltd.	1,642,000	7,319,380
Nippon Yusen K.K.(b)	2,463,000	7,691,067
Odakyu Electric Railway Co. Ltd.	821,000	6,766,614
Tobu Railway Co. Ltd.	1,642,000	9,149,225
Tokyu Corp.	2,463,000	10,836,114
West Japan Railway Co.	4,105	15,296,361
Yamato Holdings Co. Ltd.	821,000	11,417,471

		219,769,468
VENTURE CAPITAL—0.04%
JAFCO Co. Ltd.	82,100	1,977,567

		1,977,567

TOTAL COMMON STOCKS
(Cost: $6,346,898,010)		4,741,879,439

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.68%

MONEY MARKET FUNDS—1.68%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	65,834,898	65,834,898
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	9,139,953	9,139,953
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	5,261,761	5,261,761

		80,236,612
TOTAL SHORT-TERM INVESTMENTS

(Cost: $80,236,612)		80,236,612

TOTAL INVESTMENTS IN SECURITIES—100.92%
(Cost: $6,427,134,622)		4,822,116,051
Other Assets, Less Liabilities—(0.92)%		(43,889,507)

NET ASSETS—100.00%		$4,778,226,544

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—100.62%

ADVERTISING—0.33%
Asatsu-DK Inc.	2,800	$54,833
Moshi Moshi Hotline Inc.	2,100	39,443

		94,276
AEROSPACE & DEFENSE—0.17%
Japan Aviation Electronics Industry Ltd.(a)	7,000	49,405

		49,405
AGRICULTURE—0.51%
Hokuto Corp.	2,100	45,976
Sakata Seed Corp.	6,300	100,338

		146,314
APPAREL—1.25%
Descente Ltd.	7,000	36,973
Gunze Ltd.	14,000	51,355
Japan Wool Textile Co. Ltd. (The)	7,000	41,198
Katakura Industries Co. Ltd.	2,800	26,490
Onward Holdings Co. Ltd.	7,000	44,367
Sanyo Shokai Ltd.	7,000	22,671
Tokyo Style Co. Ltd.	7,000	55,906
Wacoal Holdings Corp.	7,000	80,852

		359,812
AUTO MANUFACTURERS—0.70%
Kanto Auto Works Ltd.	4,200	34,957
Nissan Shatai Co. Ltd.	7,000	59,481
Shinmaywa Industries Ltd.	14,000	43,554
Toyota Auto Body Co. Ltd.	3,500	64,032

		202,024
AUTO PARTS & EQUIPMENT—3.81%
Aisan Industry Co. Ltd.	2,100	18,356
Akebono Brake Industry Co. Ltd.(a)(b)	5,600	33,023
Calsonic Kansei Corp.(b)	14,000	32,991
Exedy Corp.	2,800	52,785
FCC Co. Ltd.	3,500	58,831
Futaba Industrial Co. Ltd.(b)	4,900	30,773
Kayaba Industry Co. Ltd.(b)	14,000	37,379
Keihin Corp.	3,500	50,096
Koito Manufacturing Co. Ltd.	7,000	104,417
Musashi Seimitsu Industry Co. Ltd.	2,100	43,782
Nifco Inc.	3,500	63,138
Nissin Kogyo Co. Ltd.	3,500	52,493
Press Kogyo Co. Ltd.	7,000	11,214

Riken Corp.	14,000	41,767
Sanden Corp.(b)	14,000	30,716
Showa Corp.	5,600	27,043
T.RAD Co. Ltd.	7,000	15,277
Takata Corp.	2,800	54,378
Tokai Rika Co. Ltd.	3,500	72,361
Topre Corp.	5,600	46,870
Toyo Tire & Rubber Co. Ltd.(b)	14,000	22,102
TS Tech Co. Ltd.	4,200	77,277
Unipres Corp.	2,800	39,687
Yokohama Rubber Co. Ltd. (The)	21,000	78,983

		1,095,739
BANKS—10.10%
Aichi Bank Ltd. (The)	700	56,475
Akita Bank Ltd. (The)	21,000	85,809
Aomori Bank Ltd. (The)	14,000	33,641
Awa Bank Ltd. (The)(a)	21,000	113,599
Bank of Iwate Ltd. (The)	1,400	86,784
Bank of Nagoya Ltd. (The)	14,000	54,768
Bank of Okinawa Ltd. (The)	2,100	82,883
Bank of Saga Ltd. (The)	14,000	45,017
Bank of the Ryukyus Ltd.	3,500	44,530
Chiba Kogyo Bank Ltd. (The)(b)	3,500	27,303
Chukyo Bank Ltd. (The)	14,000	40,954
Daishi Bank Ltd. (The)	28,000	104,011
Ehime Bank Ltd. (The)	14,000	40,142
Eighteenth Bank Ltd. (The)	14,000	36,404
FIDEA Holdings Co. Ltd.(b)	8,400	15,992
Fukui Bank Ltd. (The)	28,000	93,610
Higashi-Nippon Bank Ltd. (The)	14,000	27,303
Higo Bank Ltd. (The)	14,000	87,596
Hokkoku Bank Ltd. (The)	21,000	84,834
Hokuetsu Bank Ltd. (The)	21,000	33,397
Hyakugo Bank Ltd. (The)	21,000	103,848
Hyakujushi Bank Ltd. (The)	21,000	82,883
Juroku Bank Ltd. (The)	28,000	109,861
Kagoshima Bank Ltd. (The)	14,000	109,049
Kansai Urban Banking Corp.	14,000	19,177
Kanto Tsukuba Bank Ltd. (The)(b)	4,900	16,837
Keiyo Bank Ltd. (The)	21,000	108,724
Kiyo Holdings Inc.	56,000	72,157
Michinoku Bank Ltd. (The)	14,000	27,628
Mie Bank Ltd. (The)	14,000	38,029
Minato Bank Ltd. (The)(b)	14,000	16,577
Miyazaki Bank Ltd. (The)	14,000	50,218
Musashino Bank Ltd. (The)	2,800	74,595
Nanto Bank Ltd. (The)	21,000	119,937
Ogaki Kyoritsu Bank Ltd. (The)	21,000	69,476
Oita Bank Ltd. (The)	14,000	57,856

San-in Godo Bank Ltd. (The)	14,000	126,113
Shiga Bank Ltd. (The)	21,000	130,663
Shikoku Bank Ltd. (The)	14,000	47,617
Tochigi Bank Ltd. (The)	7,000	33,397
Toho Bank Ltd. (The)	21,000	71,426
Tokushima Bank Ltd. (The)	7,000	22,590
Tokyo Tomin Bank Ltd. (The)	2,800	38,516
Yachiyo Bank Ltd. (The)	1,400	32,666
Yamagata Bank Ltd. (The)	14,000	69,557
Yamanashi Chuo Bank Ltd. (The)	14,000	62,081

		2,906,530
BEVERAGES—0.70%
Kagome Co. Ltd.	6,300	123,301
Takara Holdings Inc.	14,000	79,471

		202,772
BIOTECHNOLOGY—0.15%
AnGes MG Inc.(b)	14	17,714
OncoTherapy Science Inc.(b)	7	10,320
Takara Bio Inc.(b)	7	14,301

		42,335
BUILDING MATERIALS—1.16%
Central Glass Co. Ltd.	21,000	78,983
Chofu Seisakusho Co. Ltd.	2,100	45,220
Nichias Corp.(b)	7,000	24,946
Sanwa Holdings Corp.	21,000	55,093
Sumitomo Osaka Cement Co. Ltd.	35,000	52,818
Takara Standard Co. Ltd.	14,000	77,683

		334,743
CHEMICALS—6.58%
Adeka Corp.	8,400	77,325
Aica Kogyo Co. Ltd.	7,000	72,401
Air Water Inc.	14,000	175,356
C. Uyemura & Co. Ltd.	700	24,134
Chugoku Marine Paints Ltd.	7,000	52,493
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,000	24,784
DIC Corp.	49,000	78,496
Earth Chemical Co. Ltd.	1,400	46,805
Fujimi Inc.	2,100	33,617
Ishihara Sangyo Kaisha Ltd.(b)	35,000	25,190
Lintec Corp.(a)	4,200	80,202
Nihon Nohyaku Co. Ltd.(a)	7,000	38,516
Nihon Parkerizing Co. Ltd.	7,000	81,583
Nippon Carbon Co. Ltd.	14,000	40,467
Nippon Kayaku Co. Ltd.	14,000	115,549
Nippon Paint Co. Ltd.	21,000	127,982
Nippon Shokubai Co. Ltd.	7,000	63,544

Nippon Soda Co. Ltd.	14,000	47,780
Nippon Synthetic Chemical Industry Co. Ltd. (The)	7,000	49,080
NOF Corp.	14,000	56,556
Sakai Chemical Industry Co. Ltd.	7,000	29,172
Stella Chemifa Corp.	700	35,997
Sumitomo Bakelite Co. Ltd.	21,000	95,560
Taiyo Ink Manufacturing Co. Ltd.	1,400	37,216
Takasago International Corp.	7,000	34,860
Toagosei Co. Ltd.	21,000	78,983
Tokai Carbon Co. Ltd.	14,000	63,381
Tokyo Ohka Kogyo Co. Ltd.	4,200	73,376
Toyo Ink Manufacturing Co. Ltd.	21,000	76,789
Zeon Corp.	14,000	57,206

		1,894,400
COMMERCIAL SERVICES—1.83%
Aeon Delight Co. Ltd.	1,400	18,559
Daiseki Co. Ltd.	2,860	64,341
Meitec Corp.	3,500	51,315
Nichii Gakkan Co.	4,200	38,711
Nishio Rent All Co. Ltd.	2,100	14,505
PARK24 Co. Ltd.	9,100	99,403
Pasona Group Inc.	28	22,330
Sohgo Security Services Co. Ltd.	5,600	64,552
So-net M3 Inc.(a)	7	23,289
TKC Corp.	2,100	42,100
Toppan Forms Co. Ltd.	5,600	61,301
Zenrin Co. Ltd.	2,100	25,718

		526,124
COMPUTERS—0.63%
CSK Holdings Corp.(a)(b)	7,000	28,278
DTS Corp.	2,800	24,703
Ines Corp.	2,100	17,674
Net One Systems Co. Ltd.	42	50,315
NS Solutions Corp.	2,100	36,420
Vic Tokai Corp.	2,100	24,109

		181,499
COSMETICS & PERSONAL CARE—1.37%
Aderans Holdings Co. Ltd.	3,500	37,663
Fancl Corp.	4,200	84,834
Kose Corp.	2,800	61,106
Lion Corp.	14,000	72,807
Mandom Corp.(a)	2,800	75,408
Pigeon Corp.	1,400	61,106

		392,924
DISTRIBUTION & WHOLESALE—2.50%
Doshisha Co. Ltd.	2,100	47,512

F&A Aqua Holdings Inc.	2,800	32,341
Hanwa Co. Ltd.	21,000	68,745
Inaba Denki Sangyo Co. Ltd.	2,800	68,257
Itochu Enex Co. Ltd.	8,400	37,931
Iwatani Corp.	28,000	80,933
Japan Pulp & Paper Co. Ltd.	14,000	50,055
Japan Wind Development Co. Ltd.(a)	7	20,396
JFE Shoji Holdings Inc.	7,000	23,240
Kanematsu Corp.(b)	42,000	32,178
Matsuda Sangyo Co. Ltd.	2,160	37,711
Nagase & Co. Ltd.	7,000	85,077
Nippon Gas Co. Ltd.	4,200	74,790
Ship Healthcare Holdings Inc.	28	17,259
Sumikin Bussan Corp.	7,000	13,733
Trusco Nakayama Corp.	2,100	30,569

		720,727
DIVERSIFIED FINANCIAL SERVICES—2.81%
AIFUL Corp.	10,150	11,782
Cedyna Financial Corp.(b)	10,500	19,746
Century Tokyo Leasing Corp.	4,980	51,393
Fuyo General Lease Co. Ltd.	1,400	31,447
GCA Savvian Group Corp.	7	8,898
Hitachi Capital Corp.	3,500	46,277
IBJ Leasing Co. Ltd.	2,100	38,516
Ichiyoshi Securities Co. Ltd.	4,200	28,912
Jaccs Co. Ltd.	14,000	32,991
Japan Securities Finance Co. Ltd.(a)	7,700	53,720
Kenedix Inc.(b)	98	28,850
Marusan Securities Co. Ltd.	6,300	37,444
Mizuho Investors Securities Co. Ltd.(b)	28,000	26,978
Okasan Securities Group Inc.	14,000	70,532
Orient Corp.(a)(b)	21,000	18,771
Osaka Securities Exchange Co. Ltd.	21	105,067
Promise Co. Ltd.(b)	6,650	44,619
Ricoh Leasing Co. Ltd.	2,100	43,733
Takefuji Corp.(a)	9,730	47,213
Tokai Tokyo Financial Holdings Inc.	14,000	49,730
Toyo Securities Co. Ltd.(b)	7,000	12,676

		809,295
ELECTRIC—0.30%
Okinawa Electric Power Co. Inc. (The)	1,400	85,971

		85,971
ELECTRICAL COMPONENTS & EQUIPMENT—1.60%
Fujikura Ltd.	28,000	131,638
Funai Electric Co. Ltd.	2,100	116,768
Hitachi Cable Ltd.	14,000	34,779
Nippon Signal Co. Ltd. (The)	3,500	29,862

NPC Inc.	700	16,699
Sinfonia Technology Co. Ltd.	14,000	29,741
Takaoka Electric Manufacturing Co. Ltd.	7,000	19,177
Tokyo Rope Manufacturing Co. Ltd.	14,000	33,966
Toshiba Tec Corp.(b)	14,000	49,243

		461,873
ELECTRONICS—5.69%
Alps Electric Co. Ltd.(b)	14,000	80,446
Anritsu Corp.(b)	14,000	49,080
Chiyoda Integre Co. Ltd.	2,100	21,623
CMK Corp.(b)	4,900	28,270
Cosel Co. Ltd.	3,500	39,085
Dainippon Screen Manufacturing Co. Ltd.(a)(b)	21,000	75,083
Eizo Nanao Corp.	2,100	49,852
Fujitsu General Ltd.	7,000	21,046
Furuno Electric Co. Ltd.	2,800	11,831
Futaba Corp.	3,500	57,653
Hamamatsu Photonics K.K.	5,600	129,103
HORIBA Ltd.	2,800	62,796
Hosiden Corp.	5,600	59,936
JEOL Ltd.	7,000	26,897
Kaga Electronics Co. Ltd.	3,500	33,722
Koa Corp.	4,900	34,925
Kuroda Electric Co. Ltd.	3,500	48,471
Macnica Inc.	2,100	33,592
Meiko Electronics Co. Ltd.	700	14,765
Micronics Japan Co. Ltd.	1,400	20,558
Nichicon Corp.	6,300	56,166
Nihon Dempa Kogyo Co. Ltd.	1,400	22,460
Nippon Chemi-Con Corp.(b)	14,000	40,629
Nitto Kogyo Corp.	2,800	28,700
Ryosan Co. Ltd.	4,200	102,629
Sanshin Electronics Co. Ltd.	2,800	20,412
Sanyo Denki Co. Ltd.	7,000	24,621
Star Micronics Co. Ltd.	4,200	30,326
Taiyo Yuden Co. Ltd.	7,000	72,076
Tamura Corp.(b)	7,000	18,527
Tokyo Seimitsu Co. Ltd.(b)	3,500	38,476
Toyo Corp.	3,500	29,984
ULVAC Inc.(a)	2,800	61,756
Wacom Co. Ltd.	35	74,676
Yamatake Corp.	5,600	118,117

		1,638,289
ENGINEERING & CONSTRUCTION—4.30%
Chiyoda Corp.	14,000	107,911
Chudenko Corp.	2,800	39,784
COMSYS Holdings Corp.	12,600	123,155
Japan Airport Terminal Co. Ltd.	5,600	72,027

Kandenko Co. Ltd.	7,000	47,699
Kyowa Exeo Corp.	7,000	60,537
Maeda Corp.	21,000	54,606
Maeda Road Construction Co. Ltd.	7,000	55,662
Nippo Corp.	7,000	51,680
Nippon Road Co. Ltd. (The)	7,000	14,301
Nishimatsu Construction Co. Ltd.	28,000	35,104
Okumura Corp.	14,000	48,430
Penta-Ocean Construction Co. Ltd.(b)	24,500	24,459
Shinko Plantech Co. Ltd.	4,200	42,758
SHO-BOND Holdings Co. Ltd.	2,800	52,103
Taihei Kogyo Co. Ltd.	7,000	25,028
Taikisha Ltd.	3,500	51,193
Takasago Thermal Engineering Co. Ltd.(a)	7,000	60,131
Takuma Co. Ltd.(b)	7,000	17,633
Toa Corp.	14,000	15,277
Toda Corp.	21,000	63,138
Tokyu Construction Co. Ltd.(b)	8,820	23,753
Toshiba Plant Systems & Services Corp.	7,000	90,522
Toyo Construction Co. Ltd.(a)	35,000	16,658
Toyo Engineering Corp.	14,000	43,229

		1,236,778
ENTERTAINMENT—0.76%
Avex Group Holdings Inc.	3,500	30,350
Resorttrust Inc.	3,500	41,482
Shochiku Co. Ltd.	7,000	65,738
Toei Co. Ltd.	7,000	36,485
Tokyotokeiba Co. Ltd.	14,000	20,802
Yomiuri Land Co. Ltd.	7,000	23,077

		217,934
ENVIRONMENTAL CONTROL—0.12%
Asahi Holdings Inc.	2,100	35,347

		35,347
FOOD—4.47%
Ariake Japan Co. Ltd.	2,100	34,616
Ezaki Glico Co. Ltd.	7,000	81,502
Fuji Oil Co. Ltd.	8,400	142,170
House Foods Corp.	6,300	100,192
Itoham Foods Inc.	14,000	52,818
J-Oil Mills Inc.	7,000	22,752
Kato Sangyo Co. Ltd.	2,100	41,734
Maruha Nichiro Holdings Inc.	35,000	51,193
MEGMILK SNOW BRAND Co. Ltd.(b)	3,500	62,772
Mitsui Sugar Co. Ltd.	7,000	24,377
Morinaga & Co. Ltd.	28,000	63,707
Morinaga Milk Industry Co. Ltd.	21,000	96,535
Nichirei Corp.	28,000	104,986

Nippon Beet Sugar Manufacturing Co. Ltd.	14,000	35,754
Nippon Flour Mills Co. Ltd.	14,000	76,058
Nippon Suisan Kaisha Ltd.	20,300	57,970
Nisshin OilliO Group Ltd. (The)	14,000	73,458
Prima Meat Packers Ltd.	14,000	14,789
Q.P. Corp.	8,400	97,217
Unicharm Petcare Corp.	1,400	51,193

		1,285,793
FOREST PRODUCTS & PAPER—1.37%
Daio Paper Corp.	7,000	58,018
Hokuetsu Kishu Paper Co. Ltd.	10,500	53,021
Mitsubishi Paper Mills Ltd.(a)	35,000	42,254
Rengo Co. Ltd.	21,000	136,026
Sumitomo Forestry Co. Ltd.	14,000	105,148

		394,467
GAS—0.52%
Saibu Gas Co. Ltd.	42,000	123,838
Shizuoka Gas Co. Ltd.	3,500	24,499

		148,337
HAND & MACHINE TOOLS—1.52%
DISCO Corp.(a)	2,100	121,400
Hitachi Koki Co. Ltd.	4,900	52,330
Meidensha Corp.(a)	21,000	92,878
Mori Seiki Co. Ltd.	7,000	64,600
OSG Corp.(a)	7,700	70,524
Union Tool Co.	1,400	37,135

		438,867
HEALTH CARE - PRODUCTS—1.48%
Hogy Medical Co. Ltd.	1,400	76,058
Nakanishi Inc.	700	59,725
Nihon Kohden Corp.	3,500	62,041
Nipro Corp.	7,000	150,003
Paramount Bed Co. Ltd.	2,100	46,732
Topcon Corp.(a)	5,600	30,943

		425,502
HEALTH CARE - SERVICES—0.05%
Message Co. Ltd.	7	15,277

		15,277
HOME BUILDERS—0.50%
Haseko Corp.(b)	98,000	72,807
PanaHome Corp.	7,000	46,642
Token Corp.	840	25,791

		145,240

HOME FURNISHINGS—1.26%
Alpine Electronics Inc.(b)	4,200	42,319
Canon Electronics Inc.	2,100	44,757
Daiwa Industries Ltd.	7,000	33,560
Foster Electric Co. Ltd.	2,100	55,703
France Bed Holdings Co. Ltd.	14,000	21,452
Juki Corp.(a)(b)	14,000	12,839
JVC KENWOOD Holdings Inc.(b)	68,600	27,872
Nidec Sankyo Corp.	7,000	53,305
Noritz Corp.	2,800	34,194
Pioneer Corp.(a)(b)	14,000	37,866

		363,867
HOUSEHOLD PRODUCTS & WARES—0.09%
Pilot Corp.	21	24,914

		24,914
HOUSEWARES—0.40%
Noritake Co. Ltd.	14,000	36,404
Sangetsu Co. Ltd.	3,500	79,836

		116,240
INTERNET—1.92%
Access Co. Ltd.(a)(b)	21	44,245
CyberAgent Inc.	49	74,400
Digital Garage Inc.	7	12,189
Dwango Co. Ltd.	7	12,936
eAccess Ltd.	119	84,403
En-Japan Inc.	14	14,708
GMO Internet Inc.	4,900	20,989
Gourmet Navigator Inc.	14	30,472
Internet Initiative Japan Inc.	14	28,327
kabu.com Securities Co. Ltd.	35	34,088
Kakaku.com Inc.	14	51,518
Mixi Inc.(b)	7	56,881
Monex Group Inc.	98	36,119
Opt Inc.	7	9,263
So-net Entertainment Corp.	14	30,553
VeriSign Japan K.K.	28	11,019

		552,110
IRON & STEEL—1.19%
Aichi Steel Corp.	14,000	62,081
Godo Steel Ltd.	14,000	30,878
Kyoei Steel Ltd.	1,400	26,653
Mitsubishi Steel Manufacturing Co. Ltd.(b)	14,000	22,915
Nakayama Steel Works Ltd.	14,000	17,552
Nippon Metal Industry Co. Ltd.	14,000	21,615
Nippon Yakin Kogyo Co. Ltd.	10,500	42,051
Sanyo Special Steel Co. Ltd.	7,000	27,953
TOPY Industries Ltd.	21,000	35,347

Yodogawa Steel Works Ltd.	14,000	55,418

		342,463
LEISURE TIME—1.57%
Accordia Golf Co. Ltd.	56	56,816
Daiichikosho Co. Ltd.	4,200	49,828
Fields Corp.	14	19,632
H.I.S. Co. Ltd.	2,800	55,061
Heiwa Corp.	4,900	51,079
Mars Engineering Corp.	1,400	35,997
Mizuno Corp.	7,000	33,560
Pacific Golf Group International Holdings K.K.	49	34,072
Roland Corp.	2,100	19,624
Round One Corp.	4,200	24,865
Tokyo Dome Corp.	14,000	41,279
Universal Entertainment Corp.(b)	2,100	29,155

		450,968
LODGING—0.10%
Fujita Kanko Inc.	7,000	30,066

		30,066
MACHINERY—3.77%
Aida Engineering Ltd.	7,700	20,558
Chugai Ro Co. Ltd.	7,000	17,877
CKD Corp.	6,300	39,638
Daifuku Co. Ltd.	7,000	41,442
Daihen Corp.	14,000	43,879
Fuji Machine Manufacturing Co. Ltd.	4,200	46,171
Furukawa Co. Ltd.	28,000	31,528
Harmonic Drive Systems Inc.	7	14,220
Iseki & Co. Ltd.(b)	21,000	63,381
Komori Corp.	5,600	59,806
Makino Milling Machine Co. Ltd.(b)	7,000	24,621
Max Co. Ltd.	7,000	68,826
Miura Co. Ltd.	2,800	74,758
Modec Inc.	2,100	40,320
Nabtesco Corp.	7,000	77,602
Nippon Sharyo Ltd.	7,000	38,760
Nippon Thompson Co. Ltd.	7,000	33,560
Obara Corp.	1,400	11,636
Okuma Corp.	14,000	61,106
Shima Seiki Manufacturing Ltd.	2,100	40,198
Sintokogio Ltd.	5,600	38,744
Tadano Ltd.	14,000	62,731
Toshiba Machine Co. Ltd.	14,000	49,405
Toyo Kanetsu K.K.	14,000	29,090
Tsubakimoto Chain Co.	14,000	53,956

		1,083,813

MACHINERY - DIVERSIFIED—0.56%
Ebara Corp.(b)	35,000	134,076
Torishima Pump Manufacturing Co. Ltd.	1,400	28,083

		162,159
MANUFACTURING—1.49%
Amano Corp.	7,000	59,562
Glory Ltd.	5,600	120,002
Kureha Corp.	14,000	69,232
Nikkiso Co. Ltd.(a)	7,000	35,916
Nitta Corp.	2,800	38,744
Tamron Co. Ltd.	1,400	13,359
Tenma Corp.	2,800	31,268
Tokai Rubber Industries Ltd.	2,800	29,513
Toyo Tanso Co. Ltd.	700	32,422

		430,018
MEDIA—0.48%
Gakken Holdings Co. Ltd.	7,000	18,689
Kadokawa Group Holdings Inc.	2,100	57,043
SKY Perfect JSAT Holdings Inc.	140	63,300

		139,032
METAL FABRICATE & HARDWARE—1.50%
Kitz Corp.	7,000	33,478
Misumi Group Inc.	7,000	128,063
Nachi-Fujikoshi Corp.(b)	21,000	41,929
Neturen Co. Ltd.	4,200	25,743
Oiles Corp.	3,580	48,623
Onoken Co. Ltd.	1,400	10,044
Ryobi Ltd.(b)	14,000	28,440
Tocalo Co. Ltd.	2,100	30,935
Toho Zinc Co. Ltd.	14,000	65,819
Yamazen Corp.	6,300	19,600

		432,674
MINING—1.13%
Nippon Coke & Engineering Co. Ltd.	14,000	16,089
Nippon Denko Co. Ltd.(a)	7,000	41,604
Nippon Light Metal Co. Ltd.(b)	56,000	48,105
Nittetsu Mining Co. Ltd.	7,000	30,878
OSAKA Titanium technologies Co. Ltd.	1,400	33,803
Pacific Metals Co. Ltd.(a)	14,000	91,172
Sumitomo Light Metal Industries Ltd.(b)	35,000	28,440
Toho Titanium Co. Ltd.	2,800	33,933

		324,024
OFFICE & BUSINESS EQUIPMENT—0.11%
Canon Finetech Inc.	2,800	32,926

		32,926

OFFICE FURNISHINGS—0.37%
Kokuyo Co. Ltd.	8,400	73,523
Okamura Corp.	7,000	31,772

		105,295
OIL & GAS—0.09%
AOC Holdings Inc.	4,200	24,621

		24,621
PACKAGING & CONTAINERS—0.42%
FP Corp.	1,400	72,320
Fuji Seal International Inc.	2,100	47,463

		119,783
PHARMACEUTICALS—3.42%
EPS Co. Ltd.	7	26,653
Kaken Pharmaceutical Co. Ltd.	7,000	61,675
Kobayashi Pharmaceutical Co. Ltd.	2,800	125,463
KYORIN Co. Ltd.	7,000	109,699
Miraca Holdings Inc.	4,900	156,991
Mochida Pharmaceutical Co. Ltd.	7,000	67,526
Nichi-Iko Pharmaceutical Co. Ltd.	2,100	58,750
Nippon Shinyaku Co. Ltd.	7,000	83,046
Rohto Pharmaceutical Co. Ltd.	7,000	90,522
Sawai Pharmaceutical Co. Ltd.(a)	1,400	80,446
Seikagaku Corp.	3,500	39,410
Toho Holdings Co. Ltd.	3,500	48,633
Towa Pharmaceutical Co. Ltd.	700	35,022

		983,836
REAL ESTATE—1.35%
Arnest One Corp.	3,500	41,442
Daibiru Corp.	4,900	38,053
Daikyo Inc.(a)(b)	21,000	43,880
Goldcrest Co. Ltd.	1,820	50,071
Heiwa Real Estate Co. Ltd.	17,500	54,443
Leopalace21 Corp.(b)	9,100	35,071
Sankei Building Co. Ltd. (The)	2,800	20,900
Shoei Co. Ltd.	2,800	23,337
Sumitomo Real Estate Sales Co. Ltd.	700	28,684
TOC Co. Ltd.	7,000	26,897
Tokyu Livable Inc.	2,100	18,917
Touei Housing Corp.(b)	700	7,598

		389,293
REAL ESTATE INVESTMENT TRUSTS—4.02%
DA Office Investment Corp.	21	46,342
Frontier Real Estate Investment Corp.	14	101,898
Fukuoka REIT Corp.	7	36,729

Global One Real Estate Investment Corp.	7	46,561
Hankyu REIT Inc.	7	27,709
Japan Excellent Inc.	14	63,707
Japan Logistics Fund Inc.	14	106,936
Kenedix Realty Investment Corp.	21	56,068
MID REIT Inc.	14	32,357
Mori Hills REIT Investment Corp.	7	19,494
MORI TRUST Sogo REIT Inc.	14	111,161
Nippon Accommodations Fund Inc.	14	72,157
Nippon Commercial Investment Corp.	28	41,149
Nippon Residential Investment Corp.	21	48,755
ORIX JREIT Inc.	21	93,122
Premier Investment Corp.	14	50,218
TOKYU REIT Inc.	14	68,745
Top REIT Inc.	14	62,244
United Urban Investment Corp.	14	72,970

		1,158,322
RETAIL—10.16%
Alpen Co. Ltd.	1,400	23,630
Aoki Holdings Inc.	2,800	28,408
Aoyama Trading Co. Ltd.	5,600	73,913
Arcs Co. Ltd.	2,800	40,012
Askul Corp.	2,100	39,175
Autobacs Seven Co. Ltd.	3,500	105,839
Belluna Co. Ltd.	2,450	9,613
Best Denki Co. Ltd.	7,000	25,271
BIC Camera Inc.	63	22,635
Cawachi Ltd.	1,400	27,270
Chiyoda Co. Ltd.	2,800	33,901
Circle K Sunkus Co. Ltd.	4,900	64,787
cocokara fine HOLDINGS Inc.	700	14,700
Colowide Co. Ltd.	3,500	22,549
Culture Convenience Club Co. Ltd.(a)	8,400	51,973
Daiei Inc. (The)(a)(b)	6,300	22,159
DCM Japan Holdings Co. Ltd.	7,000	43,798
Don Quijote Co. Ltd.	4,200	106,530
Doutor Nichires Holdings Co. Ltd.	4,200	60,554
Duskin Co. Ltd.	4,900	91,863
EDION Corp.(a)	7,000	57,206
GEO Corp.	42	47,097
Gulliver International Co. Ltd.	210	14,505
H2O Retailing Corp.	14,000	83,859
Heiwado Co. Ltd.	3,500	43,067
Honeys Co. Ltd.	1,820	10,627
Izumi Co. Ltd.	5,600	71,507
Izumiya Co. Ltd.	7,000	29,984
Joshin Denki Co. Ltd.(a)	7,000	55,012
Keiyo Co. Ltd.	3,500	17,592
Kisoji Co. Ltd.	3,500	81,218

Kohnan Shoji Co. Ltd.	2,100	25,645
Komeri Co. Ltd.	2,800	78,171
K’s Holdings Corp.	3,500	117,012
Maruetsu Inc. (The)	7,000	33,235
Matsumotokiyoshi Co. Ltd.	4,200	108,236
Matsuya Co. Ltd.(b)	2,800	22,622
Megane Top Co. Ltd.	1,400	16,967
MOS Food Services Inc.	2,800	47,162
Nishimatsuya Chain Co. Ltd.	4,900	45,050
Nissen Holdings Co. Ltd.	4,900	15,244
Parco Co. Ltd.	7,000	61,919
Paris Miki Holdings Inc.	3,500	28,359
Plenus Co. Ltd.	2,800	37,866
Point Inc.	1,260	70,207
Right On Co. Ltd.	2,100	16,552
Ryohin Keikaku Co. Ltd.	2,100	86,296
Saint Marc Holdings Co. Ltd.	700	22,021
Saizeriya Co. Ltd.	2,800	47,552
San-A & Co. Ltd.	700	27,059
Sankyo-Tateyama Holdings Inc.(b)	35,000	39,004
Seiko Holdings Corp.	7,000	13,164
Senshukai Co. Ltd.	4,200	26,572
Shimachu Co. Ltd.	4,200	90,928
Sugi Holdings Co. Ltd.(a)	2,800	62,276
Sundrug Co. Ltd.	2,800	72,482
Toridoll Corp.	7	15,317
Tsuruha Holdings Inc.	1,400	55,256
Valor Co. Ltd.	3,500	27,831
Watami Co. Ltd.(a)	2,800	55,841
Xebio Co. Ltd.	2,100	43,246
Yoshinoya Holdings Co. Ltd.	42	49,486
Zensho Co. Ltd.(a)	6,300	45,415

		2,924,247
SEMICONDUCTORS—0.43%
Megachips Corp.	1,400	20,152
Mimasu Semiconductor Industry Co. Ltd.	2,100	25,962
NEC Electronics Corp.(b)	3,500	22,062
Sanken Electric Co. Ltd.	7,000	19,421
Shindengen Electric Manufacturing Co. Ltd.(b)	14,000	35,754

		123,351
SHIPBUILDING—0.54%
Hitachi Zosen Corp.(b)	73,500	103,239
Namura Shipbuilding Co. Ltd.	4,200	19,502
Sasebo Heavy Industries Co. Ltd.	14,000	32,178

		154,919
SOFTWARE—1.16%
Capcom Co. Ltd.	4,200	67,867

Fuji Soft Inc.(a)	2,800	48,690
Nihon Unisys Ltd.	5,600	43,750
NSD Co. Ltd.	3,500	37,744
Obic Business Consultants Co. Ltd.	700	31,122
Sumisho Computer Systems Corp.	2,100	30,643
Tecmo Koei Holdings Co. Ltd.(b)	4,200	34,567
Trans Cosmos Inc.(b)	2,800	22,785
Works Applications Co. Ltd.	35	17,349

		334,517
STORAGE & WAREHOUSING—0.46%
Mitsui-Soko Co. Ltd.	14,000	49,568
Shibusawa Warehouse Co. Ltd. (The)	7,000	20,315
Sumitomo Warehouse Co. Ltd. (The)	14,000	63,056

		132,939
TELECOMMUNICATIONS—1.21%
Daimei Telecom Engineering Corp.	2,800	21,355
Denki Kogyo Co. Ltd.	7,000	30,066
Hitachi Kokusai Electric Inc.	7,000	49,568
IT Holdings Corp.	7,048	83,288
Japan Radio Co. Ltd.	7,000	11,620
MTI Ltd.	7	15,342
Oki Electric Industry Co. Ltd.(b)	70,000	58,506
Okinawa Cellular Telephone Co.	14	25,434
Telepark Corp.	21	38,711
Uniden Corp.(b)	7,000	13,245

		347,135
TEXTILES—0.94%
Daiwabo Holdings Co. Ltd.(a)	14,000	31,691
Kurabo Industries Ltd.	21,000	32,422
Nitto Boseki Co. Ltd.	28,000	46,155
Seiren Co. Ltd.	5,600	38,029
Toyobo Co. Ltd.	56,000	85,159
Unitika Ltd.(b)	49,000	35,835

		269,291
TOYS, GAMES & HOBBIES—0.33%
Sanrio Co. Ltd.	4,200	34,275
Tomy Co. Ltd.	7,000	60,375

		94,650
TRANSPORTATION—2.87%
Daiichi Chuo Kisen Kaisha(b)	7,000	15,927
Fukuyama Transporting Co. Ltd.	14,000	71,020
Hitachi Transport System Ltd.	4,200	58,896
Iino Kaiun Kaisha Ltd.(a)	8,400	38,321
Inui Steamship Co. Ltd.	2,100	15,602
Kintetsu World Express Inc.	1,400	37,298

Nippon Konpo Unyu Soko Co. Ltd.	7,000	74,839
Nishi-Nippon Railroad Co. Ltd.	28,000	114,412
Sankyu Inc.	21,000	101,410
Seino Holdings Co. Ltd.	14,000	102,386
Shinwa Kaiun Kaisha Ltd.(b)	7,000	19,258
Sotetsu Holdings Inc.	35,000	157,235
Yusen Air & Sea Service Co. Ltd.	1,400	20,055

		826,659

TOTAL COMMON STOCKS
(Cost: $32,256,782)		28,962,726

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.03%

MONEY MARKET FUNDS—6.03%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	1,497,045	1,497,045
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	207,837	207,837
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	31,159	31,159

		1,736,041

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,736,041)		1,736,041

TOTAL INVESTMENTS IN SECURITIES—106.65%
(Cost: $33,992,823)		30,698,767
Other Assets, Less Liabilities—(6.65)%		(1,913,205)

NET ASSETS—100.00%		$28,785,562

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.82%

AGRICULTURE—11.76%
British American Tobacco (Malaysia) Bhd	894,400	$11,679,269
Genting Plantations Bhd	1,467,800	2,665,187
IOI Corp. Bhd	23,116,830	36,864,274
Kuala Lumpur Kepong Bhd	3,096,000	14,236,581

		65,445,311
AIRLINES—0.90%
AirAsia Bhd(a)	6,742,400	2,524,052
Malaysian Airline System Bhd(a)	2,752,000	2,474,164

		4,998,216
AUTO PARTS & EQUIPMENT—1.19%
UMW Holdings Bhd	3,577,600	6,643,738

		6,643,738
BANKS—26.73%
Alliance Financial Group Bhd	5,985,600	4,675,561
AMMB Holdings Bhd	12,452,837	17,802,877
CIMB Group Holdings Bhd	12,728,032	47,422,940
Hong Leong Bank Bhd	3,096,000	7,273,433
Malayan Banking Bhd	22,704,020	45,173,805
Public Bank Bhd Foreign	6,880,000	21,942,992
RHB Capital Bhd	2,820,800	4,415,165

		148,706,773
BUILDING MATERIALS—0.72%
Lafarge Malayan Cement Bhd	2,201,660	3,991,219

		3,991,219
COMMERCIAL SERVICES—1.70%
PLUS Expressways Bhd	9,700,800	9,464,893

		9,464,893
DIVERSIFIED FINANCIAL SERVICES—1.57%
Bursa Malaysia Bhd	2,201,600	5,224,136
Hong Leong Financial Group Bhd	1,720,000	3,503,375

		8,727,511
ELECTRIC—7.25%
Tenaga Nasional Bhd	12,659,250	31,419,568
YTL Power International Bhd	13,496,975	8,911,783

		40,331,351
ENGINEERING & CONSTRUCTION—5.89%
Gamuda Bhd	10,320,000	8,517,612
IJM Corp. Bhd	7,224,040	9,561,073

MMC Corp. Bhd	4,965,400	3,512,737
YTL Corp. Bhd	5,381,521	11,183,411

		32,774,833
ENTERTAINMENT—2.17%
Berjaya Sports Toto Bhd	4,816,050	5,877,214
Tanjong PLC	1,307,200	6,226,780

		12,103,994
FOOD—2.88%
PPB Group Bhd	3,440,066	16,021,531

		16,021,531
GAS—1.69%
Petronas Gas Bhd	3,233,600	9,426,766

		9,426,766
HOLDING COMPANIES - DIVERSIFIED—9.25%
Sime Darby Bhd	19,470,425	51,481,124

		51,481,124
IRON & STEEL—0.93%
Parkson Holdings Bhd	3,371,233	5,167,402

		5,167,402
LODGING—8.41%
Genting Bhd	14,379,200	29,457,757
Genting Malaysia Bhd	20,915,200	17,324,012

		46,781,769
MEDIA—0.55%
Astro All Asia Networks PLC	3,096,000	3,057,214

		3,057,214
OIL & GAS—0.75%
Petronas Dagangan Bhd	1,582,400	4,160,651

		4,160,651
REAL ESTATE—2.17%
IGB Corp. Bhd(a)	5,954,300	3,545,375
KLCC Property Holdings Bhd	3,126,700	3,041,447
SP Setia Bhd	5,297,600	5,481,084

		12,067,906
TELECOMMUNICATIONS—9.83%
Axiata Group Bhd(a)	16,190,200	14,698,840
DiGi.Com Bhd	2,270,400	14,522,529
Maxis Communications Bhd	12,108,800	19,452,604
Telekom Malaysia Bhd	6,673,600	5,999,847

		54,673,820

TRANSPORTATION—3.48%
MISC Bhd Foreign	7,442,300	19,392,758

		19,392,758

TOTAL COMMON STOCKS
(Cost: $312,920,039)		555,418,780

Security	Shares	Value

RIGHTS—0.19%

AGRICULTURE—0.19%
IOI Corp. Bhd(a)	1,543,582	1,073,796

		1,073,796

TOTAL RIGHTS
(Cost: $0)		1,073,796

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.01%

MONEY MARKET FUNDS—0.01%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	48,978	48,978

		48,978

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,978)		48,978

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $312,969,017)		556,541,554
Other Assets, Less Liabilities—(0.02)%		(127,628)

NET ASSETS—100.00%		$556,413,926

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—100.32%

BANKS—1.00%
Banco Compartamos SA(a)	2,040,200	$9,794,098

		9,794,098
BEVERAGES—8.33%
Coca-Cola FEMSA SAB de CV SP ADR	138,064	7,887,596
Fomento Economico Mexicano SAB de CV BD Units	10,261,608	46,820,239
Grupo Modelo SAB de CV Series C(b)	5,070,256	26,556,005

		81,263,840
BUILDING MATERIALS—7.00%
Cemex SAB de CV CPO(b)	59,913,270	68,248,131

		68,248,131
CHEMICALS—1.08%
Mexichem SAB de CV	5,537,699	10,500,590

		10,500,590
DIVERSIFIED FINANCIAL SERVICES—5.30%
Bolsa Mexicana de Valores SAB de CV(a)(b)	1,797,800	2,259,658
Financiera Independencia SAB de CV(a)	527,042	450,476
Grupo Financiero Banorte SAB de CV Series O	9,231,400	32,011,868
Grupo Financiero Inbursa SAB de CV Series O	5,959,000	17,025,384

		51,747,386
ENGINEERING & CONSTRUCTION—4.10%
Carso Infraestructura y Construccion SAB de CV Series B1(a)(b)	6,827,600	3,946,911
Empresas ICA SAB de CV(a)(b)	3,656,274	8,851,159
Grupo Aeroportuario del Centro Norte SAB de CV(a)	1,434,200	2,178,293
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,343,000	12,327,561
Grupo Aeroportuario del Sureste SA de CV Series B SP ADR	239,491	11,665,607
Promotora y Operadora de Infraestructura SAB de CV(a)(b)	504,100	1,054,705

		40,024,236
ENVIRONMENTAL CONTROL—0.00%
Promotora Ambiental SAB de CV(a)(b)	15,400	17,208

		17,208
FOOD—3.39%
Alsea SAB de CV(a)	2,969,445	2,356,273
Gruma SAB de CV Series B(a)(b)	2,100,869	3,889,247
Grupo Bimbo SAB de CV Series A(a)	4,201,600	26,834,760

		33,080,280
FOREST PRODUCTS & PAPER—2.33%
Kimberly-Clark de Mexico SAB de CV Series A	5,413,600	22,766,506

		22,766,506

HOLDING COMPANIES - DIVERSIFIED—3.89%
Alfa SAB de CV Series A	2,787,600	17,620,220
Grupo Carso SAB de CV Series A1	6,792,679	20,302,108

		37,922,328
HOME BUILDERS—3.64%
Consorcio ARA SAB de CV(a)(b)	7,231,600	5,205,956
Corporacion Geo SAB de CV Series B(b)	3,333,460	9,136,518
Desarrolladora Homex SAB de CV(a)(b)	1,898,830	11,020,932
Sare Holding SAB de CV Series B(a)(b)	1,151,400	435,408
Urbi Desarrollos Urbanos SAB de CV(b)	4,767,200	9,711,904

		35,510,718
HOUSEWARES—0.01%
Vitro SAB de CV Series A(a)(b)	242,608	123,139

		123,139
IRON & STEEL—0.24%
Compania Minera Autlan SAB de CV Series B	367,400	877,450
Grupo Simec SAB de CV Series B(a)(b)	565,600	1,486,235

		2,363,685
MACHINERY—0.34%
Industrias CH SAB de CV Series B(a)(b)	1,056,800	3,305,174

		3,305,174
MEDIA—5.75%
Grupo Televisa SA CPO	11,332,299	46,814,147
Megacable Holdings SAB de CV CPO(a)(b)	2,178,600	4,990,365
TV Azteca SAB de CV CPO(a)	7,946,700	4,261,312

		56,065,824
MINING—6.57%
Grupo Mexico SAB de CV Series B	20,005,117	47,141,991
Industrias Penoles SAB de CV	727,200	16,979,223

		64,121,214
PHARMACEUTICALS—0.13%
Genomma Lab Internacional SAB de CV Series B(a)(b)	646,400	1,237,225

		1,237,225
RETAIL—11.02%
Controladora Comercial Mexicana SA de CV BC Units(b)	467,367	392,589
Grupo Elektra SA de CV(a)	525,230	23,282,324
Grupo Famsa SAB de CV Series A(a)(b)	2,091,015	4,149,704
Wal-Mart de Mexico SAB de CV Series V	19,412,200	79,696,108

		107,520,725
TELECOMMUNICATIONS—36.20%
America Movil SAB de CV Series L	99,586,040	241,387,965

Axtel SAB de CV CPO(a)(b)	8,524,400	8,151,347
Carso Global Telecom SAB de CV Series A1(b)	6,767,031	28,112,170
Maxcom Telecomunicaciones SAB de CV(a)(b)	727,400	477,427
Telefonos de Mexico SAB de CV Series L	46,439,800	41,816,423
Telmex Internacional SAB de CV Series L	43,128,521	33,253,553

		353,198,885

TOTAL COMMON STOCKS
(Cost: $1,106,482,674)		978,811,192

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.48%

MONEY MARKET FUNDS—4.48%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	37,627,246	37,627,246
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	5,223,844	5,223,844
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	858,294	858,294

		43,709,384

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,709,384)		43,709,384

TOTAL INVESTMENTS IN SECURITIES—104.80%
(Cost: $1,150,192,058)		1,022,520,576
Other Assets, Less Liabilities—(4.80)%		(46,787,171)

NET ASSETS—100.00%		$975,733,405

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—94.31%

BANKS—0.37%
SNS REAAL NV(a)	47,988	$340,421

		340,421
BEVERAGES—4.86%
Heineken Holding NV	27,993	1,153,439
Heineken NV	71,796	3,376,012

		4,529,451
BIOTECHNOLOGY—0.45%
Crucell NV(a)	19,530	422,667

		422,667
BUILDING MATERIALS—0.30%
Wavin NV	112,995	277,030

		277,030
CHEMICALS—7.40%
Akzo Nobel NV	70,494	4,469,461
Koninklijke DSM NV	49,569	2,438,013

		6,907,474
COMMERCIAL SERVICES—1.92%
Brunel International NV	1,860	57,526
Randstad Holding NV(a)	32,085	1,399,844
USG People NV(a)(b)	18,600	329,796

		1,787,166
DIVERSIFIED FINANCIAL SERVICES—0.42%
BinckBank NV	13,764	265,747
KAS Bank NV CVA	6,045	127,059

		392,806
ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
Draka Holding NV(a)	8,742	152,313
TKH Group NV	10,788	187,070

		339,383
ELECTRONICS—9.08%
Koninklijke Philips Electronics NV	309,783	8,471,664

		8,471,664
ENGINEERING & CONSTRUCTION—1.66%
Arcadis NV	16,275	376,291
Koninklijke BAM Groep NV(b)	35,619	387,652
Royal Boskalis Westminster NV CVA	19,851	788,744

		1,552,687

FOOD—23.76%
CSM NV CVA	21,390	561,511
Koninklijke Ahold NV	336,846	4,540,893
Koninklijke Wessanen NV(a)(b)	27,807	169,080
Nutreco Holding NV	10,509	541,806
Sligro Food Group NV	8,370	268,039
Super de Boer NV(a)	22,796	163,389
Unilever NV CVA	519,777	15,923,393

		22,168,111
HOLDING COMPANIES - DIVERSIFIED—0.68%
Imtech NV	19,716	506,763
Ordina NV(a)	17,019	124,512

		631,275
HOUSEWARES—0.04%
Hunter Douglas NV	837	39,961

		39,961
INSURANCE—9.89%
Aegon NV(a)	494,946	3,557,158
ING Groep NV CVA(a)	608,884	5,671,374

		9,228,532
INVESTMENT COMPANIES—0.12%
Kardan NV(a)	18,600	114,577

		114,577
LEISURE TIME—0.10%
Accell Group NV	2,139	92,681

		92,681
MANUFACTURING—0.66%
Aalberts Industries NV	29,946	388,494
Koninklijke Ten Cate NV	8,649	222,696

		611,190
MEDIA—5.09%
Reed Elsevier NV	239,196	2,783,515
Wolters Kluwer NV	90,210	1,963,833

		4,747,348
METAL FABRICATE & HARDWARE—0.09%
Advanced Metallurgical Group NV(a)(b)	6,882	82,452

		82,452
OFFICE & BUSINESS EQUIPMENT—0.39%
Oce NV(a)	27,900	359,815

		359,815

OIL & GAS SERVICES—2.33%
Fugro NV CVA	21,018	1,191,215
SBM Offshore NV	52,080	982,852

		2,174,067
PHARMACEUTICALS—0.34%
Mediq NV	19,623	319,652

		319,652
REAL ESTATE INVESTMENT TRUSTS—3.15%
Corio NV	17,577	1,198,071
Eurocommercial Properties NV	10,230	414,688
Nieuwe Steen Investments NV	7,254	152,526
VastNed Offices/Industrial NV	5,859	107,756
VastNed Retail NV	5,673	365,344
Wereldhave NV	7,161	702,696

		2,941,081
RETAIL—0.27%
Beter Bed Holding NV	5,487	131,806
Macintosh Retail Group NV	5,580	118,123

		249,929
SEMICONDUCTORS—4.83%
ASM International NV(a)	13,206	299,088
ASML Holding NV	137,082	4,210,833

		4,509,921
SOFTWARE—0.68%
Exact Holding NV	3,720	99,693
TomTom NV(a)(b)	38,037	360,116
Unit 4 Agresso NV(a)	6,603	170,511

		630,320
TELECOMMUNICATIONS—10.10%
Koninklijke KPN NV	530,937	9,421,985

		9,421,985
TRANSPORTATION—4.97%
Royal Vopak NV(a)	10,974	860,367
Smit Internationale NV	3,534	318,346
TNT NV	119,226	3,458,279

		4,636,992

TOTAL COMMON STOCKS
(Cost: $117,547,575)		87,980,638

Security	Shares	Value

RIGHTS—1.68%

INSURANCE—1.68%
ING Groep NV(a)	630,261	1,561,300

		1,561,300

TOTAL RIGHTS
(Cost: $5,550,484)		1,561,300

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.54%

MONEY MARKET FUNDS—1.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	1,177,969	1,177,969
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	163,539	163,539
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	97,882	97,882

		1,439,390

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,439,390)		1,439,390

TOTAL INVESTMENTS IN SECURITIES—97.53%
(Cost: $124,537,449)		90,981,328
Other Assets, Less Liabilities—2.47%		2,304,091

NET ASSETS—100.00%		$93,285,419

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.40%

AUSTRALIA—68.35%
AGL Energy Ltd.	1,472,868	$18,658,946
Alumina Ltd.(a)	8,128,158	11,457,768
Amcor Ltd.	4,024,144	21,769,486
AMP Ltd.	6,676,806	37,769,777
Aristocrat Leisure Ltd.	1,269,444	4,682,802
Arrow Energy Ltd.(a)	1,899,928	6,782,486
Asciano Group(a)	9,057,584	13,721,372
ASX Ltd.	567,566	17,175,382
Australia and New Zealand Banking Group Ltd.	8,264,752	167,567,867
AXA Asia Pacific Holdings Ltd.	3,363,016	17,854,353
Bendigo and Adelaide Bank Ltd.	1,162,842	9,451,938
BHP Billiton Ltd.	11,099,974	419,622,918
Billabong International Ltd.	653,323	6,279,202
BlueScope Steel Ltd.	6,017,634	14,927,334
Boral Ltd.	1,963,172	10,063,141
Brambles Ltd.	4,627,896	27,958,554
Caltex Australia Ltd.(a)	445,642	3,964,967
CFS Retail Property Trust	5,814,862	10,485,589
Coca-Cola Amatil Ltd.	1,847,116	17,922,031
Cochlear Ltd.	186,798	10,819,966
Commonwealth Bank of Australia	5,029,528	243,079,502
Computershare Ltd.	1,477,106	14,453,617
Crown Ltd.	1,615,004	11,575,041
CSL Ltd.	1,972,952	56,959,399
CSR Ltd.	4,729,282	7,445,791
Dexus Property Group	15,648,978	11,602,677
Energy Resources of Australia Ltd.	216,464	4,751,405
Fairfax Media Ltd.(b)	7,013,238	10,495,993
Fortescue Metals Group Ltd.(a)	4,079,238	15,719,847
Foster’s Group Ltd.	6,370,040	32,769,187
Goodman Fielder Ltd.	4,219,418	5,909,234
Goodman Group	19,856,986	10,905,655
GPT Group	28,306,580	15,416,705
Harvey Norman Holdings Ltd.	1,748,664	6,882,750
Incitec Pivot Ltd.	5,299,456	13,824,943
Insurance Australia Group Ltd.	6,860,670	24,617,264
James Hardie Industries NV(a)	1,428,206	10,563,051
Leighton Holdings Ltd.	493,564	16,128,682
Lend Lease Corp. Ltd.	1,444,180	12,003,126
Macquarie Group Ltd.	1,094,708	48,097,967
Macquarie Infrastructure Group	7,421,716	8,831,508
MAp Group	2,460,648	5,991,262
Metcash Ltd.	2,542,148	10,890,150
Mirvac Group	8,420,254	12,139,280

National Australia Bank Ltd.	6,917,394	181,217,163
Newcrest Mining Ltd.	1,570,994	52,904,364
Nufarm Ltd.	562,676	5,974,528
OneSteel Ltd.	4,382,092	12,033,444
Orica Ltd.	1,195,116	27,326,857
Origin Energy Ltd.	2,894,554	41,359,163
OZ Minerals Ltd.(a)	10,384,730	11,596,908
Paladin Energy Ltd.(a)	2,133,670	8,046,586
Qantas Airways Ltd.	3,742,154	8,905,990
QBE Insurance Group Ltd.	3,344,434	68,083,927
Rio Tinto Ltd.	1,440,920	94,515,679
Santos Ltd.	2,731,880	36,809,220
Sims Metal Management Ltd.	487,044	9,451,293
Sonic Healthcare Ltd.	1,219,240	15,814,164
SP AusNet	4,473,372	3,521,443
Stockland Corp. Ltd.	7,789,770	28,806,678
Suncorp-Metway Ltd.	4,164,324	33,467,727
Tabcorp Holdings Ltd.	2,010,442	13,213,053
Tatts Group Ltd.	3,965,464	8,747,788
Telstra Corp. Ltd.	14,347,586	44,783,744
Toll Holdings Ltd.	2,186,808	16,273,778
Transurban Group	3,849,734	19,240,243
Wesfarmers Ltd.	3,326,504	90,677,582
Wesfarmers Ltd. Partially Protected	501,388	13,745,418
Westfield Group	6,859,366	76,663,179
Westpac Banking Corp.	9,715,126	214,670,758
Woodside Petroleum Ltd.	1,641,736	73,259,699
Woolworths Ltd.	4,075,652	104,644,678
WorleyParsons Ltd.	544,094	13,207,926

		2,788,952,895
HONG KONG—18.77%
ASM Pacific Technology Ltd.	652,000	5,329,471
Bank of East Asia Ltd.	4,890,120	21,169,077
BOC Hong Kong (Holdings) Ltd.	12,225,000	28,045,973
Cathay Pacific Airways Ltd.(a)	3,912,000	6,683,081
Cheung Kong (Holdings) Ltd.(b)	4,564,000	57,358,064
Cheung Kong Infrastructure Holdings Ltd.(b)	1,630,000	6,046,657
Chinese Estates Holdings Ltd.	2,282,000	3,845,464
CLP Holdings Ltd.	6,683,000	45,314,175
Esprit Holdings Ltd.	3,683,800	24,764,163
Foxconn International Holdings Ltd.(a)	6,846,000	5,909,529
Hang Lung Group Ltd.	2,608,000	12,770,540
Hang Lung Properties Ltd.	6,846,736	25,001,146
Hang Seng Bank Ltd.(b)	2,542,800	37,206,186
Henderson Land Development Co. Ltd.(b)	3,586,056	25,310,125
Hong Kong Aircraft Engineering Co. Ltd.	260,800	3,462,684
Hong Kong and China Gas Co. Ltd. (The)	13,040,661	30,960,454
Hong Kong Exchanges and Clearing Ltd.	3,423,000	61,038,638

Hongkong Electric Holdings Ltd.	4,564,000	24,792,346
Hopewell Holdings Ltd.(b)	1,956,000	6,170,745
Hutchison Whampoa Ltd.(b)	7,172,000	48,491,036
Hysan Development Co. Ltd.(b)	1,956,000	5,615,504
Kerry Properties Ltd.	2,282,000	11,586,447
Li & Fung Ltd.	7,173,600	28,878,966
Lifestyle International Holdings Ltd.	1,956,000	3,381,922
Link REIT (The)	7,172,000	18,063,836
Mongolia Energy Corp. Ltd.(a)	9,780,000	5,930,982
MTR Corp. Ltd.	4,727,000	16,071,489
New World Development Co. Ltd.(b)	8,476,941	17,434,816
NWS Holdings Ltd.(b)	2,608,000	5,094,756
Orient Overseas International Ltd.(b)	652,000	2,948,665
PCCW Ltd.(b)	12,062,000	2,910,388
Shangri-La Asia Ltd.	4,564,000	8,268,041
Sino Land Co. Ltd.(b)	5,868,000	11,145,199
Sun Hung Kai Properties Ltd.(b)	4,564,000	67,663,671
Swire Pacific Ltd. Class A	2,608,000	29,932,530
Television Broadcasts Ltd.	978,000	4,467,165
Wharf (Holdings) Ltd. (The)	4,564,000	24,615,678
Wheelock and Co. Ltd.(b)	2,934,000	9,483,262
Wing Hang Bank Ltd.	652,000	6,747,018
Yue Yuen Industrial (Holdings) Ltd.	2,119,000	5,974,097

		765,883,986
NEW ZEALAND—0.84%
Auckland International Airport Ltd.	2,765,784	3,679,502
Contact Energy Ltd.(a)	1,039,794	4,358,156
Fletcher Building Ltd.	2,021,200	11,334,000
Sky City Entertainment Group Ltd.	1,785,352	4,367,248
Telecom Corp. of New Zealand Ltd.	6,111,848	10,753,888

		34,492,794
SINGAPORE—11.44%
Ascendas Real Estate Investment Trust(b)	5,216,813	7,306,513
CapitaLand Ltd.	8,476,000	24,660,347
CapitaMall Trust Management Ltd.	7,498,781	9,311,557
City Developments Ltd.(b)	1,630,000	11,767,679
ComfortDelGro Corp. Ltd.	6,520,000	6,966,466
COSCO Corp. (Singapore) Ltd.(b)	3,260,104	2,518,364
DBS Group Holdings Ltd.	5,542,000	57,294,474
Fraser and Neave Ltd.	3,260,150	9,367,503
Genting Singapore PLC(a)(b)	15,519,400	11,988,418
Golden Agri-Resources Ltd.(a)	22,083,987	7,333,960
Jardine Cycle & Carriage Ltd.	392,000	6,871,285
Keppel Corp. Ltd.	4,238,000	24,782,731
Neptune Orient Lines Ltd.(b)	2,934,750	3,199,273
Noble Group Ltd.(b)	5,216,400	11,674,432
Olam International Ltd.(b)	3,912,600	7,428,898

Oversea-Chinese Banking Corp. Ltd.	8,476,600	51,282,466
SembCorp Industries Ltd.	3,260,240	8,708,723
SembCorp Marine Ltd.	2,934,200	7,414,143
Singapore Airlines Ltd.	1,630,800	15,658,694
Singapore Exchange Ltd.	2,934,000	16,648,911
Singapore Press Holdings Ltd.(b)	5,136,517	13,831,865
Singapore Technologies Engineering Ltd.	4,564,000	9,983,699
Singapore Telecommunications Ltd.	26,732,328	56,546,743
StarHub Ltd.	1,956,000	2,739,516
United Overseas Bank Ltd.	3,912,000	53,208,736
UOL Group Ltd.	1,630,000	4,259,900
Wilmar International Ltd.(b)	4,238,000	19,275,457
Yangzijiang Shipbuilding (Holdings) Ltd.	5,216,000	4,631,758

		466,662,511

TOTAL COMMON STOCKS
(Cost: $3,344,524,702)		4,055,992,186

Security	Shares	Value

INVESTMENT COMPANIES—0.00%

AUSTRALIA—0.00%
BGP Holdings PLC(c)	27,004,595	4,055

		4,055

TOTAL INVESTMENT COMPANIES
(Cost: $0)		4,055

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.61%

MONEY MARKET FUNDS—2.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	90,527,739	90,527,739
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	12,568,096	12,568,096
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	3,394,608	3,394,608

		106,490,443

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,490,443)	106,490,443

TOTAL INVESTMENTS IN SECURITIES—102.01%
(Cost: $3,451,015,145)	4,162,486,684
Other Assets, Less Liabilities—(2.01)%	(82,214,266)

NET ASSETS—100.00%	$4,080,272,418

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.66%

AGRICULTURE—5.63%
Golden Agri-Resources Ltd.(a)	68,742,628	$22,829,014
Wilmar International Ltd.	12,730,000	57,899,144

		80,728,158
AIRLINES—3.61%
Singapore Airlines Ltd.(b)	5,392,467	51,777,649

		51,777,649
BANKS—35.67%
DBS Group Holdings Ltd.	17,822,500	184,253,114
Oversea-Chinese Banking Corp. Ltd.	25,460,000	154,030,105
United Overseas Bank Ltd.	12,730,000	173,146,013

		511,429,232
BEVERAGES—2.04%
Fraser and Neave Ltd.	10,184,000	29,262,044

		29,262,044
DISTRIBUTION & WHOLESALE—1.56%
Jardine Cycle & Carriage Ltd.	1,273,000	22,314,147

		22,314,147
DIVERSIFIED FINANCIAL SERVICES—3.53%
Singapore Exchange Ltd.	8,911,000	50,565,253

		50,565,253
ENGINEERING & CONSTRUCTION—4.03%
SembCorp Industries Ltd.	10,184,000	27,203,408
Singapore Technologies Engineering Ltd.	14,003,000	30,631,405

		57,834,813
FOOD—1.69%
Olam International Ltd.(b)	12,730,000	24,170,595

		24,170,595
HOLDING COMPANIES - DIVERSIFIED—7.06%
Keppel Corp. Ltd.	11,457,000	66,997,581
Noble Group Ltd.(b)	15,276,000	34,188,066

		101,185,647
MEDIA—3.07%
Singapore Press Holdings Ltd.(b)	16,341,000	44,003,848

		44,003,848

REAL ESTATE—10.81%
CapitaLand Ltd.	23,577,000	68,595,683
City Developments Ltd.(b)	5,092,000	36,761,362
Genting Singapore PLC(a)(b)	47,101,400	36,384,866
UOL Group Ltd.	5,092,000	13,307,613

		155,049,524
REAL ESTATE INVESTMENT TRUSTS—3.37%
Ascendas Real Estate Investment Trust(b)	15,276,335	21,395,581
CapitaMall Trust Management Ltd.(b)	21,641,800	26,873,549

		48,269,130
SHIPBUILDING—2.59%
SembCorp Marine Ltd.(b)	8,911,000	22,516,334
Yangzijiang Shipbuilding (Holdings) Ltd.	16,549,000	14,695,354

		37,211,688
TELECOMMUNICATIONS—12.45%
Singapore Telecommunications Ltd.(b)	80,199,568	169,645,695
StarHub Ltd.	6,365,000	8,914,630

		178,560,325
TRANSPORTATION—2.55%
ComfortDelGro Corp. Ltd.	17,822,000	19,042,385
COSCO Corp. (Singapore) Ltd.(b)	10,184,000	7,866,931
Neptune Orient Lines Ltd.(b)	8,911,499	9,714,734

		36,624,050

TOTAL COMMON STOCKS
(Cost: $1,426,885,442)		1,428,986,103

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.72%

MONEY MARKET FUNDS—10.72%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	134,393,072	134,393,072
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	18,657,983	18,657,983
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	677,394	677,394

		153,728,449

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,728,449)	153,728,449

TOTAL INVESTMENTS IN SECURITIES—110.38%
(Cost: $1,580,613,891)	1,582,714,552
Other Assets, Less Liabilities—(10.38)%	(148,845,321)

NET ASSETS—100.00%	$1,433,869,231

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

BANKS—13.91%
Absa Group Ltd.	873,080	$14,977,658
FirstRand Ltd.	7,616,856	17,801,445
Nedbank Group Ltd.(a)	468,416	7,121,801
Standard Bank Group Ltd.	3,153,280	40,645,057

		80,545,961
BUILDING MATERIALS—0.97%
Pretoria Portland Cement Co. Ltd.	1,347,008	5,622,011

		5,622,011
DIVERSIFIED FINANCIAL SERVICES—3.42%
African Bank Investments Ltd.	2,062,944	8,016,122
Investec Ltd.	581,464	4,382,739
RMB Holdings Ltd.	1,961,336	7,389,069

		19,787,930
ELECTRONICS—0.61%
Reunert Ltd.	479,544	3,535,808

		3,535,808
ENGINEERING & CONSTRUCTION—1.87%
Aveng Ltd.	1,070,576	5,329,653
Murray & Roberts Holdings Ltd.	851,032	5,477,933

		10,807,586
FOOD—3.25%
Shoprite Holdings Ltd.	1,100,736	9,176,441
Tiger Brands Ltd.	445,016	9,674,222

		18,850,663
FOREST PRODUCTS & PAPER—1.03%
Sappi Ltd.(b)	1,379,560	5,980,615

		5,980,615
HEALTH CARE - PRODUCTS—1.08%
Aspen Pharmacare Holdings Ltd.(b)	683,904	6,257,253

		6,257,253
HEALTH CARE - SERVICES—0.70%
Netcare Ltd.(b)	2,504,840	4,077,980

		4,077,980
HOLDING COMPANIES - DIVERSIFIED—5.44%
Bidvest Group Ltd.	793,936	12,804,885
Imperial Holdings Ltd.	449,696	4,894,938
Remgro Ltd.	1,187,264	13,821,128

		31,520,951

HOME FURNISHINGS—1.37%
Steinhoff International Holdings Ltd.(a)	3,278,288	7,952,845

		7,952,845
INSURANCE—3.87%
Discovery Holdings Ltd.	720,200	3,086,329
Liberty Holdings Ltd.	309,296	2,779,908
Sanlam Ltd.	5,544,344	16,523,559

		22,389,796
IRON & STEEL—2.42%
ArcelorMittal South Africa Ltd.	482,040	6,660,905
Kumba Iron Ore Ltd.	216,216	7,331,082

		13,991,987
MEDIA—6.69%
Naspers Ltd. Class N	1,037,920	38,726,576

		38,726,576
MINING—23.30%
African Rainbow Minerals Ltd.	286,624	6,127,963
Anglo Platinum Ltd.(b)	160,888	16,495,228
AngloGold Ashanti Ltd.	813,800	35,477,727
Exxaro Resources Ltd.	337,064	4,126,990
Gold Fields Ltd.	1,809,184	26,314,076
Harmony Gold Mining Co. Ltd.	977,912	10,789,301
Impala Platinum Holdings Ltd.	1,450,696	33,523,770
Northam Platinum Ltd.	389,272	2,084,567

		134,939,622
OIL & GAS—10.48%
Sasol Ltd.	1,550,640	60,671,548

		60,671,548
REAL ESTATE—2.29%
Growthpoint Properties Ltd.	3,809,416	7,119,350
Redefine Income Fund Ltd.	6,455,904	6,149,928

		13,269,278
RETAIL—4.21%
Foschini Ltd.	552,656	4,223,601
Massmart Holdings Ltd.	544,232	6,167,072
Pick’n Pay Stores Ltd.	616,200	3,316,358
Truworths International Ltd.(a)	1,168,544	6,542,180
Woolworths Holdings Ltd.	1,840,072	4,122,197

		24,371,408
TELECOMMUNICATIONS—12.92%
MTN Group Ltd.	3,977,480	63,577,601

Telkom South Africa Ltd.	704,288	3,536,483
Vodacom Group (Proprietary) Ltd.	1,005,680	7,712,841

		74,826,925

TOTAL COMMON STOCKS
(Cost: $626,753,380)		578,126,743

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.93%

MONEY MARKET FUNDS—0.93%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18% (c)(d)(e)	4,190,539	4,190,539
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	581,779	581,779
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	623,966	623,966

		5,396,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,396,284)		5,396,284

TOTAL INVESTMENTS IN SECURITIES—100.76%
(Cost: $632,149,664)		583,523,027
Other Assets, Less Liabilities—(0.76)%		(4,423,279)

NET ASSETS—100.00%		$579,099,748

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—96.97%

AGRICULTURE—1.70%
KT&G Corp.	828,106	$47,999,952

		47,999,952
AIRLINES—0.40%
Korean Air Co. Ltd.(a)	267,542	11,377,668

		11,377,668
AUTO MANUFACTURERS—4.22%
Hyundai Motor Co. Ltd.(b)	1,141,504	97,186,873
Kia Motors Corp.(a)	1,503,320	22,172,289

		119,359,162
AUTO PARTS & EQUIPMENT—2.53%
Hankook Tire Co. Ltd.(b)	560,560	11,135,996
Hyundai Mobis	471,386	60,402,919

		71,538,915
BANKS—2.22%
Busan Bank(b)	1,159,342	12,712,083
Daegu Bank(b)	891,800	12,654,541
Industrial Bank of Korea(a)(b)	1,197,560	13,852,066
Korea Exchange Bank(b)	1,923,740	23,492,525

		62,711,215
BEVERAGES—0.19%
Hite Brewery Co. Ltd.(b)	39,494	5,434,331

		5,434,331
BIOTECHNOLOGY—0.17%
Celltrion Inc.(a)(b)	401,310	4,693,684

		4,693,684
CHEMICALS—4.06%
Hanwha Chemical Corp.	573,300	6,039,667
Honam Petrochemical Corp.(b)	101,920	8,230,382
KCC Corp.	38,220	11,832,817
Korea Zinc Co. Ltd.(b)	63,700	11,695,863
LG Chem Ltd.	343,985	61,975,282
OCI Co. Ltd.(b)	89,180	15,223,796

		114,997,807
COMMERCIAL SERVICES—0.18%
S1 Corp.(b)	127,408	5,149,790

		5,149,790

COSMETICS & PERSONAL CARE—0.67%
AmorePacific Corp.(b)	25,480	18,822,943

		18,822,943
DISTRIBUTION & WHOLESALE—2.69%
Daewoo International Corp.(b)	356,729	9,893,800
Hanwha Corp.(b)	356,720	13,038,012
Hyosung Corp.(b)	165,625	11,964,654
Samsung C&T Corp.(b)	930,020	36,471,372
SK Networks Co. Ltd.	547,820	4,852,551

		76,220,389
DIVERSIFIED FINANCIAL SERVICES—13.66%
Daewoo Securities Co. Ltd.(b)	917,280	14,751,579
Hana Financial Group Inc.	1,414,141	40,923,499
Hyundai Securities Co. Ltd.	879,067	10,394,884
KB Financial Group Inc.(a)	2,432,070	121,310,681
Korea Investment Holdings Co. Ltd.	280,285	7,375,921
Mirae Asset Securities Co. Ltd.(b)	165,629	8,304,240
Samsung Card Co. Ltd.(b)	267,545	11,297,265
Samsung Securities Co. Ltd.(b)	369,460	19,254,623
Shinhan Financial Group Co. Ltd.(a)	2,993,907	117,279,381
Tong Yang Securities Inc.	522,340	5,188,362
Woori Finance Holdings Co. Ltd.(a)(b)	1,783,600	22,318,008
Woori Investment & Securities Co. Ltd.	637,000	8,162,453

		386,560,896
ELECTRIC—1.84%
Korea Electric Power Corp.(a)	1,898,260	52,076,448

		52,076,448
ELECTRICAL COMPONENTS & EQUIPMENT—2.93%
LG Electronics Inc.(b)	700,706	62,068,041
LS Corp.	127,400	10,759,099
LS Industrial Systems Co. Ltd.(b)	115,934	9,272,327
Taihan Electric Wire Co. Ltd.	55,664	775,505

		82,874,972
ELECTRONICS—3.92%
LG Display Co. Ltd.	1,732,642	47,756,429
Samsung Electro-Mechanics Co. Ltd.(b)	443,352	35,459,009
Samsung SDI Co. Ltd.	254,800	27,719,470

		110,934,908
ENGINEERING & CONSTRUCTION—3.74%
Daelim Industrial Co. Ltd.	203,840	14,444,802
Daewoo Engineering & Construction Co. Ltd.(b)	828,104	8,261,099
Doosan Heavy Industries & Construction Co. Ltd.(b)	229,320	11,359,505
GS Engineering & Construction Corp.	267,540	25,078,999
Hanjin Heavy Industries & Construction Co. Ltd.(b)	229,324	4,279,610

Hyundai Engineering & Construction Co. Inc.(b)	369,468	21,066,158
Samsung Engineering Co. Ltd.(b)	229,320	21,397,678

		105,887,851
ENVIRONMENTAL CONTROL—0.41%
Woongjin Coway Co. Ltd.	356,720	11,718,872

		11,718,872
FOOD—0.54%
CJ CheilJedang Corp.	58,604	11,062,588
Lotte Confectionery Co. Ltd.	3,833	4,110,553

		15,173,141
GAS—0.27%
Korea Gas Corp.	178,360	7,562,047

		7,562,047
HOLDING COMPANIES - DIVERSIFIED—1.72%
GS Holdings Corp.(b)	382,200	10,419,453
LG Corp.(b)	700,701	38,325,235

		48,744,688
HOME BUILDERS—0.50%
Hyundai Development Co.(b)	420,427	14,101,009

		14,101,009
HOUSEHOLD PRODUCTS & WARES—0.55%
LG Household & Health Care Ltd.(b)	63,700	15,640,136

		15,640,136
INSURANCE—2.01%
Dongbu Insurance Co. Ltd.	280,280	8,074,802
Samsung Fire & Marine Insurance Co. Ltd.	280,285	48,690,721

		56,765,523
INTERNET—2.48%
LG Dacom Corp.	305,760	4,798,865
NCsoft Corp.(b)	99,372	12,904,345
NHN Corp.(a)(b)	303,212	48,240,643
SK Broadband Co. Ltd.(a)	1,082,903	4,172,175

		70,116,028
IRON & STEEL—9.38%
Dongkuk Steel Mill Co. Ltd.	280,281	5,953,682
Hyundai Steel Co.	407,685	27,207,049
POSCO	484,120	232,317,647

		265,478,378
LODGING—0.35%
Kangwon Land Inc.	713,442	10,000,950

		10,000,950

MACHINERY—0.28%
Doosan Infracore Co. Ltd.(b)	560,560	7,785,556

		7,785,556
MANUFACTURING—0.70%
Cheil Industries Inc.	356,720	15,308,160
Doosan Corp.(b)	76,440	4,608,225

		19,916,385
METAL PROCESSORS & FABRICATORS—0.12%
Taewoong Co. Ltd.(b)	54,782	3,495,721

		3,495,721
OIL & GAS—2.48%
SK Energy Co. Ltd.(b)	445,902	41,798,519
SK Holdings Co. Ltd.	178,364	12,915,591
S-Oil Corp.(b)	331,240	15,582,067

		70,296,177
PHARMACEUTICALS—0.34%
Yuhan Corp.(b)	63,700	9,668,946

		9,668,946
RETAIL—2.77%
Hyundai Department Store Co. Ltd.(b)	114,660	11,241,177
Lotte Shopping Co. Ltd.	63,705	19,722,910
Shinsegae Co. Ltd.	103,420	47,405,280

		78,369,367
SEMICONDUCTORS—20.61%
Hynix Semiconductor Inc.(a)	3,503,500	55,589,590
Samsung Electronics Co. Ltd.	815,360	504,866,873
Samsung Techwin Co. Ltd.	277,732	22,523,329

		582,979,792
SHIPBUILDING—2.73%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	713,440	8,804,493
Hyundai Heavy Industries Co. Ltd.(b)	280,280	36,276,350
Hyundai Mipo Dockyard Co. Ltd.	76,440	5,318,194
Samsung Heavy Industries Co. Ltd.(b)	1,197,560	23,584,558
STX Offshore & Shipbuilding Co. Ltd.(b)	318,500	3,149,940

		77,133,535
TELECOMMUNICATIONS—2.87%
KT Corp.	713,442	23,621,876
KT Corp. SP ADR	454,491	7,549,096
LG Telecom Ltd.	1,019,203	7,187,362
SK Telecom Co. Ltd.	175,560	25,591,176
SK Telecom Co. Ltd. SP ADR	1,040,287	17,237,556

		81,187,066

TRANSPORTATION—0.74%
GLOVIS Co. Ltd.	76,440	7,231,166
Hanjin Shipping Co. Ltd.(b)	433,160	6,425,877
STX Pan Ocean Co. Ltd.(b)	764,430	7,198,580

		20,855,623

TOTAL COMMON STOCKS
(Cost: $1,811,978,270)		2,743,629,871

Security	Shares	Value

PREFERRED STOCKS—2.87%

AUTO MANUFACTURERS—0.49%
Hyundai Motor Co. Ltd.	124,880	4,209,921
Hyundai Motor Co. Ltd. Series 2(b)	280,280	9,762,074

		13,971,995
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
LG Electronics Inc.(b)	127,406	4,810,048

		4,810,048
SEMICONDUCTORS—2.21%
Samsung Electronics Co. Ltd.	152,880	62,450,980

		62,450,980

TOTAL PREFERRED STOCKS
(Cost: $61,058,241)		81,233,023

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.01%

MONEY MARKET FUNDS—9.01%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	220,248,382	220,248,382
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	30,577,399	30,577,399
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	4,014,929	4,014,929

		254,840,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $254,840,710)	254,840,710

TOTAL INVESTMENTS IN SECURITIES—108.85%
(Cost: $2,127,877,221)	3,079,703,604
Other Assets, Less Liabilities—(8.85)%	(250,454,125)

NET ASSETS—100.00%	$2,829,249,479

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

AIRLINES—0.41%
Iberia Lineas Aereas de Espana SA(a)	451,752	$1,315,781

		1,315,781
BANKS—38.17%
Banco Bilbao Vizcaya Argentaria SA	1,117,872	21,054,488
Banco de Sabadell SA(b)	1,347,444	8,577,457
Banco de Valencia SA(b)	505,283	4,134,406
Banco Popular Espanol SA(b)	987,253	8,359,677
Banco Santander SA	4,443,936	76,126,417
Bankinter SA	370,020	3,963,703

		122,216,148
COMMERCIAL SERVICES—4.17%
Abertis Infraestructuras SA	477,204	10,872,132
Cintra Concesiones de Infraestructuras de Transporte SA	229,908	2,488,693

		13,360,825
COMPUTERS—1.51%
Indra Sistemas SA(b)	203,196	4,826,181

		4,826,181
DIVERSIFIED FINANCIAL SERVICES—3.17%
Criteria CaixaCorp SA	1,988,196	10,148,925

		10,148,925
ELECTRIC—6.73%
Iberdrola SA	1,597,092	15,154,059
Red Electrica Corporacion SA	116,730	6,379,194

		21,533,253
ENERGY – ALTERNATE SOURCES—0.81%
Gamesa Corporacion Tecnologica SA	136,668	2,605,869

		2,605,869
ENGINEERING & CONSTRUCTION—6.03%
Acciona SA	34,944	4,485,601
Actividades de Construcciones y Servicios SA	181,944	9,055,308
Fomento de Construcciones y Contratas SA(b)	48,888	2,083,769
Grupo Ferrovial SA(b)	44,268	1,926,727
Sacyr Vallehermoso SA(a)(b)	127,428	1,758,176

		19,309,581
GAS—3.37%
Enagas SA	199,836	4,324,843

Gas Natural SDG SA	311,808	6,467,257

		10,792,100
INSURANCE—3.12%
Mapfre SA(b)	2,262,875	9,988,260

		9,988,260
IRON & STEEL—1.62%
Acerinox SA	250,320	5,182,529

		5,182,529
MACHINERY—0.58%
Zardoya Otis SA	88,824	1,861,649

		1,861,649
MEDIA—0.67%
Gestevision Telecinco SA(b)	192,276	2,141,958

		2,141,958
OIL & GAS—4.71%
Repsol YPF SA	549,192	15,088,888

		15,088,888
PHARMACEUTICALS—0.61%
Grifols SA	116,088	1,941,576

		1,941,576
RETAIL—4.89%
Industria de Diseno Textil SA	245,532	15,640,948

		15,640,948
TELECOMMUNICATIONS—19.23%
Telefonica SA	2,144,688	61,565,011

		61,565,011

TOTAL COMMON STOCKS
(Cost: $382,996,450)		319,519,482

Security	Shares	Value

RIGHTS—0.01%

INSURANCE—0.01%
Mapfre SA(a)	2,086,644	31,328

		31,328

TOTAL RIGHTS
(Cost: $0)		31,328

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.46%

MONEY MARKET FUNDS—7.46%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	20,585,238	20,585,238
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	2,857,878	2,857,878
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	445,445	445,445

		23,888,561

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,888,561)		23,888,561

TOTAL INVESTMENTS IN SECURITIES—107.27%
(Cost: $406,885,011)		343,439,371
Other Assets, Less Liabilities—(7.27)%		(23,286,504)

NET ASSETS—100.00%		$320,152,867

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

AGRICULTURE—2.12%
Swedish Match AB	217,770	$4,673,711

		4,673,711
AUTO MANUFACTURERS—1.73%
Scania AB Class B	278,038	3,818,985

		3,818,985
BANKS—23.71%
Nordea Bank AB	2,756,224	28,511,847
Skandinaviska Enskilda Banken AB Class A(a)	1,294,420	8,380,431
Svenska Handelsbanken AB Class A	371,840	10,635,096
Swedbank AB Class A(a)	496,418	4,730,361

		52,257,735
COMMERCIAL SERVICES—1.15%
Securitas AB Class B	269,620	2,540,273

		2,540,273
ENGINEERING & CONSTRUCTION—2.62%
Skanska AB Class B	342,454	5,762,117

		5,762,117
FOREST PRODUCTS & PAPER—3.54%
Holmen AB Class B	46,360	1,137,575
Svenska Cellulosa AB Class B	485,560	6,669,398

		7,806,973
HAND & MACHINE TOOLS—4.62%
Sandvik AB	865,102	10,168,278

		10,168,278
HEALTH CARE - PRODUCTS—1.57%
Getinge AB Class B	170,556	3,457,876

		3,457,876
HOME FURNISHINGS—2.28%
Electrolux AB Class B(a)	206,180	5,032,666

		5,032,666
HOUSEHOLD PRODUCTS & WARES—1.10%
Husqvarna AB Class B(a)	347,944	2,419,458

		2,419,458
INVESTMENT COMPANIES—3.31%
Investor AB Class B	400,770	7,293,817

		7,293,817

IRON & STEEL—1.61%
SSAB AB Class A	154,574	2,481,429
SSAB AB Class B	72,346	1,053,743

		3,535,172
MACHINERY—10.42%
Atlas Copco AB Class A	504,592	7,132,961
Atlas Copco AB Class B	267,668	3,360,595
Volvo AB Class A	383,324	3,638,978
Volvo AB Class B	931,836	8,832,790

		22,965,324
MANUFACTURING—1.79%
Alfa Laval AB	297,192	3,952,383

		3,952,383
METAL FABRICATE & HARDWARE—4.78%
Assa Abloy AB Class B	269,864	4,946,142
SKF AB Class B	337,330	5,574,546

		10,520,688
OIL & GAS—0.71%
Lundin Petroleum AB(a)	188,368	1,563,175

		1,563,175
RETAIL—11.66%
Hennes & Mauritz AB Class B	435,662	25,700,144

		25,700,144
TELECOMMUNICATIONS—21.11%
Millicom International Cellular SA SDR(a)	64,172	4,746,884
Tele2 AB Class B	259,250	3,961,526
Telefonaktiebolaget LM Ericsson Class B	2,531,012	24,262,835
TeliaSonera AB	1,913,448	13,551,719

		46,522,964

TOTAL COMMON STOCKS
(Cost: $277,621,206)		219,991,739

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.09%

MONEY MARKET FUNDS—0.09%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	196,274	196,274

		196,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,274)	196,274

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $277,817,480)	220,188,013
Other Assets, Less Liabilities—0.08%	177,759

NET ASSETS—100.00%	$220,365,772

SDR - Swedish Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—98.95%

BANKS—9.37%
Baloise Holding AG Registered	26,857	$2,239,755
Credit Suisse Group AG Registered	374,714	19,402,667
GAM Holding Ltd.	113,322	1,349,595
Julius Baer Group Ltd.	138,565	4,573,990

		27,566,007
BUILDING MATERIALS—3.48%
Geberit AG Registered	16,264	2,805,004
Holcim Ltd. Registered(a)	103,434	7,446,630

		10,251,634
CHEMICALS—6.14%
Givaudan SA Registered	4,739	3,751,561
Lonza Group AG Registered	34,561	2,675,746
Syngenta AG Registered	43,870	11,633,140

		18,060,447
COMMERCIAL SERVICES—2.33%
Adecco SA Registered	60,241	3,005,302
SGS SA Registered	2,996	3,842,517

		6,847,819
COMPUTERS—0.37%
Logitech International SA Registered(a)	65,805	1,086,430

		1,086,430
DIVERSIFIED FINANCIAL SERVICES—4.50%
UBS AG Registered(a)	853,753	13,245,180

		13,245,180
ELECTRIC—0.24%
BKW FMB Energie AG	8,687	692,884

		692,884
ENGINEERING & CONSTRUCTION—4.52%
ABB Ltd. Registered(a)	725,674	13,295,894

		13,295,894
FOOD—19.95%
Aryzta AG(a)	41,623	1,574,980
Lindt & Spruengli AG Participation Certificates	737	1,693,797
Lindt & Spruengli AG Registered	122	3,390,003
Nestle SA Registered	1,100,281	52,020,255

		58,679,035

HAND & MACHINE TOOLS—0.76%
Schindler Holding AG Participation Certificates	22,669	1,709,910
Schindler Holding AG Registered	6,955	518,032

		2,227,942
HEALTH CARE - PRODUCTS—4.98%
Nobel Biocare Holding AG Registered	61,632	1,831,930
Sonova Holding AG Registered	29,318	3,482,835
Straumann Holding AG Registered	5,992	1,468,987
Synthes Inc.	59,920	7,881,934

		14,665,686
INSURANCE—7.31%
Swiss Life Holding AG Registered(a)	12,947	1,590,898
Swiss Reinsurance Co. Registered	138,137	6,570,878
Zurich Financial Services AG Registered	61,953	13,349,892

		21,511,668
INVESTMENT COMPANIES—0.98%
Pargesa Holding SA Bearer	34,775	2,884,498

		2,884,498
PHARMACEUTICALS—26.29%
Actelion Ltd. Registered(a)	53,286	3,135,875
Novartis AG Registered	624,987	34,695,569
Roche Holding AG Genusschein	241,606	39,527,872

		77,359,316
RETAIL—4.51%
Compagnie Financiere Richemont SA Class A Bearer Units	266,430	8,617,024
Swatch Group AG (The) Bearer	14,172	3,568,931
Swatch Group AG (The) Registered	22,869	1,093,067

		13,279,022
TELECOMMUNICATIONS—2.56%
Swisscom AG Registered	19,367	7,530,808

		7,530,808
TRANSPORTATION—0.66%
Kuehne & Nagel International AG Registered	20,009	1,932,659

		1,932,659

TOTAL COMMON STOCKS
(Cost: $313,843,164)		291,116,929

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.10%

MONEY MARKET FUNDS—0.10%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	294,438	294,438

		294,438

TOTAL SHORT-TERM INVESTMENTS
(Cost: $294,438)		294,438

TOTAL INVESTMENTS IN SECURITIES—99.05%
(Cost: $314,137,602)		291,411,367
Other Assets, Less Liabilities—0.95%		2,795,490

NET ASSETS—100.00%		$294,206,857

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.77%

AIRLINES—0.32%
China Airlines Ltd.(a)	18,044,752	$5,602,010
EVA Airways Corp.(a)	14,142,193	5,273,822

		10,875,832
APPAREL—0.71%
Pou Chen Corp.	23,596,023	17,158,611
Ruentex Industries Ltd.(a)	4,164,000	6,987,663

		24,146,274
AUTO MANUFACTURERS—0.30%
Yulon Motor Co. Ltd.	8,328,362	10,158,433

		10,158,433
AUTO PARTS & EQUIPMENT—0.55%
Cheng Shin Rubber Industry Co. Ltd.	8,328,892	18,816,944

		18,816,944
BANKS—6.42%
Chang Hwa Commercial Bank Ltd.	47,192,446	21,558,437
Chinatrust Financial Holding Co. Ltd.	84,490,899	48,837,152
E.Sun Financial Holding Co. Ltd.(a)	31,449,060	12,411,917
First Financial Holding Co. Ltd.	48,580,816	28,759,891
Hua Nan Financial Holdings Co. Ltd.	33,312,428	19,772,752
Mega Financial Holding Co. Ltd.	77,728,136	43,841,190
Taishin Financial Holdings Co. Ltd.(a)	40,252,439	15,010,698
Taiwan Business Bank(a)	22,208,000	5,597,032
Taiwan Cooperative Bank Ltd.	36,088,650	22,429,939

		218,219,008
BUILDING MATERIALS—1.66%
Asia Cement Corp.	17,155,236	18,232,669
Taiwan Cement Corp.	29,148,558	30,390,445
Taiwan Glass Industrial Corp.	9,716,791	7,730,192

		56,353,306
CHEMICALS—7.47%
Eternal Chemical Co. Ltd.	7,007,916	6,674,932
Formosa Chemicals & Fibre Corp.	27,760,204	57,282,002
Formosa Plastics Corp.	38,864,768	77,176,379
Nan Ya Plastics Corp.	51,464,860	87,163,519
Taiwan Fertilizer Co. Ltd.	6,940,000	22,321,701
TSRC Corp.	2,776,000	3,278,163

		253,896,696
COMMERCIAL SERVICES—0.00%
Taiwan Secom Co. Ltd.	610	883

		883

COMPUTERS—11.89%
Acer Inc.	25,228,781	62,799,508
Advantech Co. Ltd.	2,789,883	5,323,311
Chicony Electronics Co. Ltd.	4,164,015	9,705,122
Clevo Co.(a)	4,369,300	6,205,196
CMC Magnetics Corp.(a)	26,372,400	6,015,520
Compal Electronics Inc.	36,268,399	48,126,438
Foxconn Technology Co. Ltd.	5,552,300	19,411,223
HTC Corp.	6,940,077	78,719,914
Innolux Display Corp.	20,820,189	29,503,733
Inotera Memories Inc.(a)	15,268,000	9,133,565
Inventec Co. Ltd.	16,792,717	9,654,286
Lite-On Technology Corp.	20,924,772	28,026,280
MiTAC International Corp.	9,716,585	4,619,900
Qisda Corp.(a)	15,268,211	9,086,244
Quanta Computer Inc.	22,208,240	44,859,554
Wistron Corp.	18,044,755	33,141,024

		404,330,818
DIVERSIFIED FINANCIAL SERVICES—4.38%
Capital Securities Corp.(a)	9,716,000	4,770,590
Fubon Financial Holding Co. Ltd.(a)	44,416,000	50,380,186
KGI Securities Co. Ltd.	29,148,000	14,221,188
Polaris Securities Co. Ltd.(a)	20,820,991	11,096,678
SinoPac Financial Holdings Co. Ltd.(a)	55,520,193	19,755,313
Yuanta Financial Holding Co. Ltd.	72,176,076	48,672,142

		148,896,097
ELECTRICAL COMPONENTS & EQUIPMENT—2.46%
Delta Electronics Inc.	16,656,180	46,791,966
Pacific Electric Wire & Cable Co. Ltd.(b)	197	0
Simplo Technology Co. Ltd.	1,525,300	8,129,182
Tatung Co. Ltd.(a)	45,804,120	10,746,795
Walsin Lihwa Corp.(a)	27,760,069	9,446,308
Young Fast Optoelectronics Co. Ltd.	700,000	8,309,767

		83,424,018
ELECTRONICS—19.25%
ASUSTeK Computer Inc.	37,476,803	74,420,203
AU Optronics Corp.	74,338,830	76,466,493
Cheng Uei Precision Industry Co. Ltd.	4,164,871	8,516,377
Chi Mei Optoelectronics Corp.(a)	47,192,629	30,357,917
Chunghwa Picture Tubes Ltd.(a)	96,544,105	12,840,945
Coretronic Corp.	5,552,000	7,073,930
HannStar Display Corp.(a)	45,804,675	9,494,303
Hon Hai Precision Industry Co. Ltd.	76,405,827	322,918,440
Kinsus Interconnect Technology Corp.	2,776,043	7,289,712
Micro-Star International Co. Ltd.	8,328,855	5,098,929
Nan Ya Printed Circuit Board Corp.	1,416,453	5,040,053

Phison Electronics Corp.	1,388,968	9,819,765
Pixart Imaging Inc.	1,401,682	10,454,137
Prime View International Co. Ltd.(a)	4,176,000	9,226,937
Synnex Technology International Corp.	11,104,952	22,327,928
Tripod Technology Corp.	4,205,488	11,160,964
Unimicron Technology Corp.	12,492,794	15,897,943
Wintek Corp.(a)	9,716,000	6,250,076
WPG Holdings Co. Ltd.	6,940,000	9,834,488
Ya Hsin Industrial Co. Ltd.(b)	6,845,461	21

		654,489,561
ENERGY - ALTERNATE SOURCES—0.30%
Motech Industries Inc.	2,776,403	10,181,036

		10,181,036
FOOD—1.15%
Uni-President Enterprises Co.	33,329,567	39,047,972

		39,047,972
HOME FURNISHINGS—0.18%
Teco Electric and Machinery Co. Ltd.	15,268,092	6,096,988

		6,096,988
INSURANCE—3.61%
Cathay Financial Holding Co. Ltd.(a)	58,296,200	101,450,859
Shin Kong Financial Holding Co. Ltd.(a)	52,744,490	21,308,256

		122,759,115
INTERNET—0.16%
Chinese Gamer International Corp.	385,000	5,264,303

		5,264,303
INVESTMENT COMPANIES—0.80%
China Development Financial Holding Corp.(a)	97,160,496	27,023,414

		27,023,414
IRON & STEEL—3.15%
China Steel Corp.	98,548,902	92,947,549
Feng Hsin Iron & Steel Co. Ltd.	4,164,050	6,664,240
Tung Ho Steel Enterprise Corp.	7,428,882	7,572,247

		107,184,036
LEISURE TIME—0.22%
Giant Manufacturing Co. Ltd.	2,776,800	7,464,284

		7,464,284
MANUFACTURING—0.49%
Largan Precision Co. Ltd.	1,388,794	16,659,140

		16,659,140

METAL FABRICATE & HARDWARE—0.46%
Catcher Technology Co. Ltd.	5,552,743	15,668,264

		15,668,264
OIL & GAS—0.93%
Formosa Petrochemical Corp.	12,492,950	31,602,167

		31,602,167
REAL ESTATE—0.18%
Farglory Land Development Co. Ltd.	2,776,000	6,107,735

		6,107,735
RETAIL—0.65%
Far Eastern Department Stores Co. Ltd.	8,576,735	9,075,416
President Chain Store Corp.	5,552,215	13,026,888

		22,102,304
SEMICONDUCTORS—25.68%
Advanced Semiconductor Engineering Inc.	41,640,372	33,062,292
Epistar Corp.	5,552,047	17,943,780
Everlight Electronics Co. Ltd.	3,016,784	9,337,509
Formosa Sumco Technology Corp.	1,456,000	3,660,474
Macronix International Co. Ltd.	31,924,527	15,625,448
MediaTek Inc.	9,084,319	143,129,051
Nanya Technology Corp.(a)	6,781,371	4,741,628
Novatek Microelectronics Corp. Ltd.	5,552,544	15,357,109
Powerchip Semiconductor Corp.(a)	77,495,901	8,091,806
Powertech Technology Inc.	5,552,760	15,633,800
Realtek Semiconductor Corp.	4,206,150	11,711,708
Richtek Technology Corp.	1,388,635	12,989,190
Siliconware Precision Industries Co. Ltd.	29,148,214	38,406,547
Sino-American Silicon Products Inc.	323	770
Taiwan Semiconductor Manufacturing Co. Ltd.	244,288,882	463,844,455
Transcend Information Inc.	2,912,905	9,142,714
United Microelectronics Corp.(a)	122,144,501	59,973,371
Vanguard International Semiconductor Corp.	9,716,416	4,031,019
Via Technologies Inc.(a)	2,017,250	999,880
Winbond Electronics Corp.(a)	26,372,000	5,351,601

		873,034,152
SHIPBUILDING—0.00%
CSBC Corp.	680	639

		639
TELECOMMUNICATIONS—4.45%
Chunghwa Telecom Co. Ltd.	51,905,417	92,910,035
Compal Communications Inc.	2,871,810	4,132,036
Far EasTone Telecommunications Co. Ltd.	15,268,259	17,555,722
Taiwan Mobile Co. Ltd.	19,432,677	36,535,534

		151,133,327

TEXTILES—1.15%
Far Eastern New Century Corp.	28,314,198	33,084,118
Formosa Taffeta Co. Ltd.	8,328,515	6,121,053

		39,205,171
TRANSPORTATION—0.80%
Evergreen International Storage & Transport Corp.(a)	2,776,000	2,316,281
Evergreen Marine Corp. Ltd.(a)	11,104,467	5,711,145
Sincere Navigation Corp.	221,000	263,038
U-Ming Marine Transport Corp.	4,164,800	8,257,381
Wan Hai Lines Ltd.(a)	11,104,433	5,348,790
Yang Ming Marine Transport Corp.	15,268,305	5,385,353

		27,281,988

TOTAL COMMON STOCKS
(Cost: $2,693,401,778)		3,391,423,905

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	4,831,956	4,831,956

		4,831,956

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,831,956)		4,831,956

TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $2,698,233,734)		3,396,255,861
Other Assets, Less Liabilities—0.09%		3,199,475

NET ASSETS—100.00%		$3,399,455,336

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

AGRICULTURE—1.94%
Charoen Pokphand Foods PCL NVDR	12,694,500	$4,085,762

		4,085,762
AIRLINES—0.56%
Thai Airways International PCL NVDR(a)	2,215,500	1,172,892

		1,172,892
AUTO PARTS & EQUIPMENT—0.11%
Thai Stanley Electric PCL NVDR	63,000	229,298

		229,298
BANKS—32.21%
Bangkok Bank PCL NVDR	5,827,500	19,807,716
Bank of Ayudhya PCL NVDR	8,326,500	4,984,128
Kasikornbank PCL NVDR	6,975,200	18,043,832
Kiatnakin Bank PCL NVDR	1,123,500	844,864
Krung Thai Bank PCL NVDR	12,936,000	3,540,912
Siam City Bank PCL NVDR	2,373,000	2,052,151
Siam Commercial Bank PCL NVDR	6,239,000	15,904,805
TMB Bank PCL NVDR(a)	75,484,500	2,497,607

		67,676,015
BUILDING MATERIALS—4.74%
Dynasty Ceramic PCL NVDR	598,500	513,077
Siam Cement PCL NVDR	1,312,500	8,922,394
TPI Polene PCL NVDR(a)	1,974,000	513,614

		9,949,085
CHEMICALS—4.38%
Indorama Polymers PCL NVDR	1,701,000	598,637
IRPC PCL NVDR	40,929,000	4,579,813
PTT Chemical PCL NVDR	1,596,000	3,360,505
Siam Gas and Petrochemicals PCL NVDR	65,500	14,383
Thai Plastic & Chemical PCL NVDR	1,207,500	653,782

		9,207,120
COAL—4.94%
Banpu PCL NVDR	651,000	10,378,403

		10,378,403
COMMERCIAL SERVICES—0.52%
Bangkok Expressway PCL NVDR	1,869,000	1,090,648

		1,090,648
COMPUTERS—0.34%
Cal-Comp Electronics (Thailand) PCL NVDR	8,169,000	717,506

		717,506

DIVERSIFIED FINANCIAL SERVICES—1.87%
ACL Bank PCL NVDR	493,500	164,772
Kim Eng Securities (Thailand) PCL NVDR	1,386,000	500,286
Phatra Securities PCL NVDR	535,500	278,663
Thanachart Capital PCL NVDR	3,055,500	2,012,797
TISCO Financial Group PCL NVDR	1,386,000	971,388

		3,927,906
ELECTRIC—1.21%
Electricity Generating PCL NVDR	154,000	363,634
Glow Energy PCL NVDR	2,415,000	2,179,275

		2,542,909
ELECTRONICS—1.15%
Delta Electronics (Thailand) PCL NVDR	1,953,000	1,039,798
Hana Microelectronics PCL NVDR	2,362,500	1,378,628

		2,418,426
ENGINEERING & CONSTRUCTION—0.57%
CH. Karnchang PCL NVDR	1,554,000	271,114
Italian-Thai Development PCL NVDR(a)	6,122,600	504,615
Sino-Thai Engineering & Construction PCL NVDR(a)	2,331,000	417,189

		1,192,918
ENTERTAINMENT—0.22%
Major Cineplex Group PCL NVDR	1,963,500	460,680

		460,680
FOOD—1.44%
Khon Kaen Sugar Industry PCL NVDR	2,331,000	911,505
Thai Union Frozen Products PCL NVDR	1,933,000	1,555,354
Thai Vegetable Oil PCL NVDR	1,092,000	555,115

		3,021,974
HEALTH CARE - SERVICES—1.11%
Bangkok Chain Hospital PCL NVDR	2,499,000	394,638
Bangkok Dusit Medical Services PCL NVDR	1,197,000	860,529
Bumrungrad Hospital PCL NVDR	1,270,500	1,070,056

		2,325,223
HOME BUILDERS—1.22%
Asian Property Development PCL NVDR	2,877,000	467,312
Land and Houses PCL NVDR	11,571,000	2,105,717

		2,573,029
IRON & STEEL—1.29%
G J Steel PCL NVDR(a)	86,247,000	596,685
G Steel PCL NVDR(a)	23,562,000	290,583
Sahaviriya Steel Industries PCL NVDR(a)	23,845,500	846,374

Tata Steel (Thailand) PCL NVDR(a)	9,670,500	509,050
Thainox Stainless PCL NVDR(a)	10,970,500	468,585

		2,711,277
LODGING—0.78%
Central Plaza Hotel PCL NVDR	1,008,000	126,739
Minor International PCL NVDR	4,672,500	1,517,913

		1,644,652
MEDIA—1.39%
BEC World PCL NVDR	4,074,000	2,659,221
MCOT PCL NVDR	388,500	265,271

		2,924,492
OIL & GAS—22.75%
Esso (Thailand) PCL NVDR	5,217,600	910,275
PTT Exploration & Production PCL NVDR	4,903,500	19,248,210
PTT PCL NVDR	3,486,000	23,488,164
Thai Oil PCL NVDR	3,486,000	4,141,886

		47,788,535
REAL ESTATE—2.40%
Amata Corp. PCL NVDR	2,205,000	464,280
Bangkok Land PCL NVDR(a)	29,425,500	477,960
Hemaraj Land and Development PCL NVDR	19,771,500	451,988
LPN Development PCL NVDR	2,341,500	475,414
Preuksa Real Estate PCL NVDR	2,341,500	1,112,820
Quality Houses PCL NVDR	14,647,500	1,066,234
Rojana Industrial Park PCL NVDR	1,426,000	446,094
Sansiri PCL NVDR	304,500	38,103
Supalai PCL NVDR	798,000	136,821
Ticon Industrial Connection PCL NVDR	1,312,500	363,213

		5,032,927
RETAIL—5.31%
CP All PCL NVDR	9,324,000	5,833,635
Home Product Center PCL NVDR	5,029,500	580,938
PTT Aromatics & Refining PCL NVDR	4,641,000	3,057,239
Robinson Department Store PCL NVDR	1,575,000	469,018
Siam Makro PCL NVDR	504,000	1,220,394

		11,161,224
TELECOMMUNICATIONS—5.89%
Advanced Info Service PCL NVDR	3,475,500	8,467,905
Samart Corp. PCL NVDR	1,921,500	335,229
Thaicom PCL NVDR(a)	1,806,000	355,822
Total Access Communication PCL NVDR	2,110,500	1,952,109
True Corp. PCL NVDR(a)	14,826,000	1,266,532

		12,377,597

TRANSPORTATION—1.19%
Bangkok Metro PCL NVDR(a)	11,703,500	256,988
Precious Shipping PCL NVDR	1,722,000	901,272
Regional Container Lines PCL NVDR(a)	745,500	224,244
Thoresen Thai Agencies PCL NVDR	1,438,530	1,114,217

		2,496,721
WATER—0.34%
Thai Tap Water Supply PCL NVDR	5,838,000	712,958

		712,958

TOTAL COMMON STOCKS
(Cost: $222,218,318)		209,820,177

Security	Shares	Value

WARRANTS—0.01%

FOOD—0.01%
Thai Vegetable Oil PCL NVDR (Expires 5/18/12)(a)	49,680	11,731

		11,731
REAL ESTATE—0.00%
Bangkok Land PCL NVDR (Expires 5/2/13)(a)	1,083,411	4,562
Ticon Industrial Connection PCL Class W3 NVDR (Expires 1/31/14)(a)(b)	79,167	0
Ticon Industrial Connection PCL Class W4 NVDR (Expires 5/22/11)(a)(b)	52,083	1,880

		6,442

TOTAL WARRANTS
(Cost: $0)		18,173

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	295,994	295,994

		295,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $295,994)	295,994

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $222,514,312)	210,134,344
Other Assets, Less Liabilities—(0.02)%	(48,013)

NET ASSETS—100.00%	$210,086,331

NVDR - Non-Voting Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—99.99%

AEROSPACE & DEFENSE—0.26%
Aselsan Elektronik Sanayi ve TAS(a)	160,818	$867,496

		867,496
AIRLINES—2.25%
Turk Hava Yollari AO	2,394,336	7,608,522

		7,608,522
AUTO MANUFACTURERS—0.83%
Otokar Otobus Karoseri Sanayi AS(a)	57,477	526,140
Tofas Turk Otomobil Fabrikasi AS(a)	855,246	2,281,551

		2,807,691
BANKS—43.75%
Akbank TAS	5,131,035	27,510,453
Albaraka Turk Katilim Bankasi AS(a)	1,289,631	1,753,912
Asya Katilim Bankasi AS(b)	3,078,621	6,079,139
Sekerbank TAS(a)(b)	1,197,462	1,785,153
Tekstil Bankasi AS(a)(b)	722,358	439,253
Turk Ekonomi Bankasi AS(a)(b)	1,505,133	1,997,790
Turkiye Garanti Bankasi AS	14,366,898	48,847,829
Turkiye Halk Bankasi AS(a)	2,137,968	12,651,112
Turkiye Is Bankasi AS	7,374,255	25,072,660
Turkiye Vakiflar Bankasi TAO(b)	5,131,035	10,467,392
Yapi ve Kredi Bankasi AS(b)	5,948,062	11,356,310

		147,961,003
BEVERAGES—5.27%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,385,328	14,492,774
Coca-Cola Icecek AS(a)	434,973	3,327,569

		17,820,343
BUILDING MATERIALS—1.73%
Adana Cimento Sanayii TAS Class A	304,731	1,175,568
Akcansa Cimento Sanayi ve TAS	327,075	1,218,993
Bolu Cimento Sanayii AS	434,238	485,515
Cimsa Cimento Sanayi ve TAS(a)	276,654	1,202,922
Goltas Goller Bolgesi Cimento Sanayi ve TAS	19,698	502,303
Mardin Cimento Sanayii ve TAS	278,124	1,272,962

		5,858,263
CHEMICALS—0.49%
Aksa Akrilik Kimya Sanayii AS(b)	569,184	614,067
Bagfas Bandirma Gubre Fabrikalari AS(a)	12,348	589,384
Gubre Fabrikalari TAS(a)(b)	114,513	467,967

		1,671,418

COMMERCIAL SERVICES—0.81%
Ihlas Holding AS(a)(b)	2,026,395	649,231
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	663,705	2,109,066

		2,758,297
DISTRIBUTION & WHOLESALE—0.61%
Aygaz AS(a)	615,636	2,052,924

		2,052,924
DIVERSIFIED FINANCIAL SERVICES—0.78%
Finans Finansal Kiralama AS(b)	394,254	435,654
Is Yatirim Menkul Degerler AS	243,873	446,479
Turkiye Sinai Kalkinma Bankasi AS(b)	1,846,321	1,750,468

		2,632,601
ELECTRIC—0.64%
Akenerji Elektrik Uretim AS(a)	134,211	1,061,824
Zorlu Enerji Elektrik Uretim AS(a)(b)	598,731	1,088,317

		2,150,141
ENGINEERING & CONSTRUCTION—2.65%
Enka Insaat ve Sanayi AS(a)	1,600,831	6,070,890
TAV Havalimanlari Holding AS(a)(b)	1,118,376	2,881,131

		8,952,021
ENTERTAINMENT—0.38%
Fenerbahce Sportif Hizmetler Sanayi ve TAS	25,431	781,520
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	5,586	514,990

		1,296,510
FOOD—3.95%
Banvit Bandirma Vitaminli Yem Sanayii AS(a)(b)	239,610	535,809
BIM Birlesik Magazalar AS	259,602	10,184,464
Pinar Sut Mamulleri Sanayii AS	122,598	529,062
Tat Konserve Sanayii AS(a)(b)	418,362	793,285
Ulker Biskuvi Sanayi AS(a)	642,831	1,328,198

		13,370,818
FOREST PRODUCTS & PAPER—0.38%
Ipek Matbaacilik Sanayi ve TAS(b)	355,005	696,361
Kartonsan Karton Sanayi ve TAS	12,495	575,976

		1,272,337
HOLDING COMPANIES - DIVERSIFIED—7.78%
Alarko Holding AS	457,905	1,041,918
Dogan Sirketler Grubu Holdings AS	5,866,477	3,567,297
Eczacibasi Yatirim Holding Ortakligi AS	214,473	631,050
Haci Omer Sabanci Holding AS	3,249,729	11,367,889
KOC Holding AS(b)	3,304,560	8,080,983
Yazicilar Holding AS(a)	273,420	1,635,800

		26,324,937

HOME FURNISHINGS—0.44%
Vestel Beyaz Esya Sanayi ve TAS(a)	389,550	682,617
Vestel Elektronik Sanayi ve TAS(b)	579,033	821,566

		1,504,183
HOUSEWARES—0.97%
Anadolu Cam Sanayii AS(a)(b)	615,489	676,096
Turk Sise ve Cam Fabrikalari AS(b)	2,628,213	2,612,059

		3,288,155
INSURANCE—1.61%
Aksigorta AS	837,459	2,464,081
Anadolu Anonim Turk Sigorta Sirketi(a)	1,307,419	983,086
Anadolu Hayat Emeklilik AS	256,368	603,456
Gunes Sigorta AS(b)	257,250	296,038
Yapi Kredi Sigorta AS	191,541	1,102,106

		5,448,767
IRON & STEEL—2.91%
Eregli Demir ve Celik Fabrikalari TAS(b)	2,736,552	7,192,978
Izmir Demir Celik Sanayi AS(b)	307,230	419,845
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A(b)	1,204,665	567,124
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B(b)	628,425	295,845
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D(a)(b)	3,906,966	1,353,924

		9,829,716
MACHINERY—0.16%
Turk Traktor ve Ziraat Makineleri AS(a)	90,993	529,513

		529,513
MANUFACTURING—0.46%
Trakya Cam Sanayii AS(a)(b)	1,387,680	1,542,472

		1,542,472
MEDIA—0.99%
Dogan Gazetecilik AS(a)(b)	325,311	616,845
Dogan Yayin Holding AS(a)(b)	1,371,363	977,367
Hurriyet Gazetecilik ve Matbaacilik AS(a)(b)	1,698,585	1,765,889

		3,360,101
METAL FABRICATE & HARDWARE—0.12%
Borusan Mannesmann Boru Sanayi ve TAS(b)	58,065	402,438

		402,438
MINING—0.18%
Park Elektrik Madencilik Sanayi ve TAS(a)(b)	356,475	601,351

		601,351

OIL & GAS—4.30%
Turkiye Petrol Rafinerileri AS	856,569	14,561,785

		14,561,785
PHARMACEUTICALS—0.97%
Deva Holding AS(b)	394,107	834,907
EIS Eczacibasi Ilac Sanayi ve TAS	1,124,844	1,375,349
Selcuk Ecza Deposu Ticaret ve Sanayi AS(a)	708,099	1,060,250

		3,270,506
REAL ESTATE INVESTMENT TRUSTS—1.00%
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,692,264	1,593,344
Sinpas Gayrimenkul Yatirim Ortakligi AS(a)	1,367,982	1,779,969

		3,373,313
RETAIL—0.44%
Dogus Otomotiv Servis ve TAS(a)(b)	263,424	709,629
Turcas Petrolculuk AS(a)	280,770	778,388

		1,488,017
TELECOMMUNICATIONS—12.67%
Nortel Networks Netas Telekomunikasyon AS	15,435	479,379
Turk Telekomunikasyon AS(a)	3,591,651	10,332,983
Turkcell Iletisim Hizmetleri AS	5,267,745	32,032,188

		42,844,550
TEXTILES—0.11%
Bossa Ticaret ve Sanayi Isletmeleri TAS	257,838	382,694

		382,694
TRANSPORTATION—0.10%
Celebi Hava Servisi AS	41,601	353,611

		353,611

TOTAL COMMON STOCKS
(Cost: $363,086,072)		338,186,494

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.55%

MONEY MARKET FUNDS—7.55%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(c)(d)(e)	22,242,930	22,242,930
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(c)(d)(e)	3,088,018	3,088,018

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(c)(d)	196,553	196,553

		25,527,501

TOTAL SHORT-TERM INVESTMENTS
(Cost: $25,527,501)		25,527,501

TOTAL INVESTMENTS IN SECURITIES—107.54%
(Cost: $388,613,573)		363,713,995
Other Assets, Less Liabilities—(7.54)%		(25,514,062)

NET ASSETS—100.00%		$338,199,933

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—98.33%

AEROSPACE & DEFENSE—1.74%
BAE Systems PLC	1,462,797	$7,876,356
Cobham PLC	468,441	1,718,944
Rolls-Royce Group PLC(a)	765,297	5,959,383
Rolls-Royce Group PLC Class C(b)	46,336,320	76,043

		15,630,726
AGRICULTURE—4.15%
British American Tobacco PLC	824,724	24,998,306
Imperial Tobacco Group PLC	419,895	12,183,106

		37,181,412
AIRLINES—0.09%
British Airways PLC(a)(c)	239,940	769,024

		769,024
APPAREL—0.19%
Burberry Group PLC	177,165	1,657,249

		1,657,249
BANKS—15.15%
Barclays PLC(d)	4,715,379	22,623,237
HSBC Holdings PLC	7,165,836	83,142,164
Lloyds Banking Group PLC(a)	6,647,331	6,016,278
Royal Bank of Scotland Group PLC(a)	6,983,928	3,802,867
Standard Chartered PLC	830,583	20,227,955

		135,812,501
BEVERAGES—3.21%
Diageo PLC	1,032,021	17,359,909
SABMiller PLC	393,111	11,418,880

		28,778,789
CHEMICALS—0.24%
Johnson Matthey PLC	89,280	2,171,388

		2,171,388
COMMERCIAL SERVICES—1.36%
Bunzl PLC	136,152	1,394,260
Capita Group PLC	256,680	2,999,211
Experian PLC	424,917	3,995,708
G4S PLC	519,498	2,080,218
Serco Group PLC	202,554	1,720,229

		12,189,626
DISTRIBUTION & WHOLESALE—0.25%
Wolseley PLC(a)	117,459	2,236,039

		2,236,039

DIVERSIFIED FINANCIAL SERVICES—1.37%
ICAP PLC	216,225	1,534,003
Investec PLC	175,212	1,236,136
London Stock Exchange Group PLC	61,938	764,890
Man Group PLC	708,102	3,700,019
Old Mutual PLC(a)	2,178,990	4,058,692
Schroders PLC	51,057	962,743

		12,256,483
ELECTRIC—2.44%
Drax Group PLC	152,055	1,024,102
International Power PLC	628,587	2,856,429
National Grid PLC	1,017,513	11,029,297
Scottish & Southern Energy PLC	380,277	6,970,891

		21,880,719
ENGINEERING & CONSTRUCTION—0.33%
AMEC PLC	138,384	1,802,054
Balfour Beatty PLC	278,899	1,169,426

		2,971,480
FOOD—5.84%
Cadbury PLC	564,417	7,465,694
J Sainsbury PLC	496,062	2,620,547
Tesco PLC	3,278,808	22,761,003
Unilever PLC	530,379	15,528,025
Wm Morrison Supermarkets PLC	872,712	3,942,868

		52,318,137
FOOD SERVICE—0.82%
Associated British Foods PLC	146,196	1,932,574
Compass Group PLC	764,181	5,402,652

		7,335,226
GAS—0.99%
Centrica PLC	2,117,052	8,845,553

		8,845,553
HEALTH CARE - PRODUCTS—0.39%
Smith & Nephew PLC	364,095	3,453,644

		3,453,644
HOLDING COMPANIES - DIVERSIFIED—0.12%
Tomkins PLC	366,048	1,032,640

		1,032,640
HOUSEHOLD PRODUCTS & WARES—1.42%
Reckitt Benckiser PLC	250,821	12,760,293

		12,760,293

INSURANCE—3.10%
Admiral Group PLC	76,446	1,331,083
Aviva PLC	1,131,903	6,880,425
Legal & General Group PLC	2,418,372	3,069,859
Prudential PLC	1,042,902	10,705,473
RSA Insurance Group PLC	1,400,580	2,684,638
Standard Life PLC	915,120	3,125,253

		27,796,731
INVESTMENT COMPANIES—0.15%
Resolution Ltd.(a)	996,309	1,381,611

		1,381,611
LEISURE TIME—0.49%
Carnival PLC(a)	67,518	2,258,181
Thomas Cook Group PLC	354,330	1,232,761
TUI Travel PLC	232,686	938,996

		4,429,938
LODGING—0.16%
InterContinental Hotels Group PLC	106,857	1,475,680

		1,475,680
MANUFACTURING—0.45%
Invensys PLC	333,405	1,532,023
Smiths Group PLC	160,704	2,515,997

		4,048,020
MEDIA—1.92%
British Sky Broadcasting Group PLC	471,789	4,099,669
Pearson PLC	334,521	4,551,064
Reed Elsevier PLC	501,084	3,738,307
WPP PLC	516,987	4,819,067

		17,208,107
MINING—11.99%
Anglo American PLC(a)	543,492	23,216,800
Antofagasta PLC	161,820	2,391,393
BHP Billiton PLC	912,330	27,810,950
Eurasian Natural Resources Corp.	107,136	1,514,697
Fresnillo PLC	74,493	1,030,571
Kazakhmys PLC(a)	87,606	1,772,687
Lonmin PLC(a)	64,170	1,869,242
Randgold Resources Ltd.	37,386	3,162,807
Rio Tinto PLC	566,928	28,730,305
Vedanta Resources PLC	56,079	2,120,400
Xstrata PLC(a)	788,175	13,827,237

		107,447,089

OIL & GAS—20.40%
BG Group PLC	1,389,420	25,150,354
BP PLC	7,747,551	73,057,551
Cairn Energy PLC(a)	56,358	2,848,665
Royal Dutch Shell PLC Class A	1,465,308	43,296,929
Royal Dutch Shell PLC Class B	1,113,768	31,748,967
Tullow Oil PLC	331,731	6,717,942

		182,820,408
OIL & GAS SERVICES—0.15%
Petrofac Ltd.	84,816	1,354,334

		1,354,334
PACKAGING & CONTAINERS—0.19%
Rexam PLC	364,463	1,659,185

		1,659,185
PHARMACEUTICALS—8.42%
AstraZeneca PLC	599,013	26,709,203
GlaxoSmithKline PLC	2,144,115	44,230,149
Shire PLC	230,733	4,487,073

		75,426,425
REAL ESTATE—0.84%
British Land Co. PLC(c)	356,004	2,602,197
Land Securities Group PLC	312,480	3,376,860
Liberty International PLC	203,391	1,553,769

		7,532,826
REAL ESTATE INVESTMENT TRUSTS—0.39%
Hammerson PLC	289,323	1,902,556
SEGRO PLC	305,226	1,630,450

		3,533,006
RETAIL—1.60%
Carphone Warehouse Group PLC (The)	171,585	537,270
Home Retail Group PLC	364,932	1,761,934
Kingfisher PLC	970,920	3,779,490
Marks & Spencer Group PLC	653,418	4,138,099
Next PLC	80,910	2,623,760
Whitbread PLC	72,540	1,527,352

		14,367,905
SOFTWARE—0.44%
Autonomy Corp. PLC(a)	88,443	2,068,299
Sage Group PLC (The)	545,166	1,908,335

		3,976,634
TELECOMMUNICATIONS—6.76%
BT Group PLC	3,200,688	7,364,214

Cable & Wireless PLC	1,055,736	2,458,514
Inmarsat PLC	180,234	1,879,695
Vodafone Group PLC	21,729,915	48,891,181

		60,593,604
TRANSPORTATION—0.14%
FirstGroup PLC	200,322	1,286,393

		1,286,393
VENTURE CAPITAL—0.20%
3i Group PLC	400,923	1,774,505

		1,774,505
WATER—0.44%
Severn Trent PLC	98,208	1,692,276
United Utilities Group PLC	283,185	2,215,391

		3,907,667

TOTAL COMMON STOCKS
(Cost: $1,021,574,557)		881,300,997

Security	Shares	Value

RIGHTS—0.30%

BANKS—0.30%
Lloyds Banking Group PLC(a)	9,109,472	2,653,546

		2,653,546

TOTAL RIGHTS
(Cost: $11,175,724)		2,653,546

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.20%

MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.18%(d)(e)(f)	880,685	880,685
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.17%(d)(e)(f)	122,267	122,267

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(d)(e)	812,604	812,604

		1,815,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,815,556)		1,815,556

TOTAL INVESTMENTS IN SECURITIES—98.83%
(Cost: $1,034,565,837)		885,770,099
Other Assets, Less Liabilities—1.17%		10,525,132

NET ASSETS—100.00%		$896,295,231

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These notes relate only to the schedules of investments for the iShares MSCI Australia, iShares MSCI Austria Investable Market, iShares MSCI Belgium Investable Market, iShares MSCI Brazil, iShares MSCI BRIC, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Emerging Markets, iShares Emerging Markets Eastern Europe, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Hong Kong, iShares MSCI Israel Capped Investable Market, iShares MSCI Italy, iShares MSCI Japan, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Mexico Investable Market, iShares MSCI Netherlands Investable Market, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland, iShares MSCI Taiwan, iShares MSCI Thailand Investable Market, iShares MSCI Turkey Investable Market and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares MSCI Emerging Markets Eastern Europe Index Fund commenced operations on September 30, 2009.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

As of November 30, 2009, the values of each Fund’s investments were classified as Level 1 Prices. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,291,700,971	$169,903,345	$(46,585,092)	$123,318,253
Austria Investable Market	319,594,986	—	(73,567,655)	(73,567,655)
Belgium Investable Market	105,550,116	3,178,335	(43,621,055)	(40,442,720)
Brazil	6,976,132,944	4,216,775,563	(5,152,825)	4,211,622,738
BRIC	718,419,218	87,865,949	(18,361,953)	69,503,996
Canada	3,061,379,067	36,096,578	(310,294,025)	(274,197,447)
Chile Investable Market	203,667,947	54,824,099	(91,675)	54,732,424
Emerging Markets	38,126,305,085	3,844,033,885	(3,039,205,334)	804,828,551
Emerging Markets Eastern Europe	5,101,936	267,092	(77,657)	189,435
EMU	1,248,383,969	—	(289,263,325)	(289,263,325)
France	406,286,298	—	(81,125,785)	(81,125,785)
Germany	1,203,783,766	—	(172,665,354)	(172,665,354)
Hong Kong	2,299,597,718	—	(283,060,928)	(283,060,928)
Israel Capped Investable Market	171,497,051	9,034,521	(21,063,857)	(12,029,336)
Italy	199,342,096	—	(49,718,654)	(49,718,654)
Japan	6,477,386,847	45,161,608	(1,700,432,404)	(1,655,270,796)
Japan Small Cap	34,144,074	1,527,279	(4,972,586)	(3,445,307)
Malaysia	343,555,229	213,962,147	(975,822)	212,986,325
Mexico Investable Market	1,175,862,761	—	(153,342,185)	(153,342,185)
Netherlands Investable Market	126,193,051	—	(35,211,723)	(35,211,723)
Pacific ex-Japan	3,658,853,005	658,496,913	(154,863,234)	503,633,679
Singapore	1,639,537,984	13,791,561	(70,614,993)	(56,823,432)
South Africa	649,153,617	3,047,686	(68,678,276)	(65,630,590)
South Korea	2,706,440,250	396,745,986	(23,482,632)	373,263,354
Spain	414,989,041	—	(71,549,670)	(71,549,670)
Sweden	279,590,874	—	(59,402,861)	(59,402,861)
Switzerland	321,591,905	125,345	(30,305,883)	(30,180,538)
Taiwan	2,923,732,268	538,877,812	(66,354,219)	472,523,593
Thailand Investable Market	224,494,419	4,709,555	(19,069,630)	(14,360,075)
Turkey Investable Market	393,314,750	578,167	(30,178,922)	(29,600,755)
United Kingdom	1,087,636,454	—	(201,866,355)	(201,866,355)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”) and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 4 for additional detail.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s underlying index. As of November 30, 2009, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

For the three months ended November 30, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income		Net Realized Gain
Emerging Markets
iShares MSCI Malaysia Index Fund	1,159	101	63	1,197	$12,997,617	$—		$270,262
iShares MSCI South Korea Index Fund	1,318	115	72	1,361	60,421,817	—		1,102,927
iShares MSCI Taiwan Index Fund	6,426	564	352	6,638	81,184,831	—		544,287
Jollibee Foods Corp.	68,446	5,997	3,743	70,700	81,609,061	543,131	(a)	543,409

					$236,213,326	$543,131		$2,460,885

United Kingdom
Barclays PLC	4,025	1,003	313	4,715	$22,623,237	$77,129		$1,499,143

(a)	Net of foreign withholding tax of $181,044.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of November 30, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4. SUBSEQUENT EVENTS

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BFA (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Funds was called to consider, among other proposals, the approval of the new advisory agreement. The meetings were adjourned several times for certain Funds but as of December 22, 2009 (the date of the most recent shareholder meeting), the new advisory agreement was approved by the shareholders of the Funds.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	January 27, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	January 27, 2010